 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 1998

                                                       REGISTRATION NO. 33-94210

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-4

   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       ( )

                       Pre-Effective Amendment No.               ( )

                      Post-Effective Amendment No. 2             (X)

                                      and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ( )
                             Amendment No. 4                     (X)


               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT C
                           (Exact Name of Registrant)

               First Providian Life and Health Insurance Company
          (Formerly National Home Life Assurance Company of New York)
                              (Name of Depositor)

                               520 Columbia Drive
                          Johnson City, New York 13790
              (Address of Depositor's Principal Executive Office)
                  Depositor's Telephone Number: (607) 772-8750

                      Gregory E. Miller-Breetz, Esq.
               First Providian Life and Health Insurance Company
                             400 West Market Street
                                 P.O. Box 32830
                           Louisville, Kentucky 40232
                    (Name and Address of Agent for Service)

                                   Copies to:
                           Michael Berenson, Esquire
                            Ann B. Furman, Esquire
            Jorden Burt Boros Cicchetti Berenson & Johnson LLP
                       1025 Thomas Jefferson Street, N.W.
                                 Suite 400 East
                          Washington, D.C. 20007-0805

                 Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

 [X] Immediately upon filing pursuant to paragraph (b) of Rule 485.
     On _____________, pursuant to paragraph (b)(1)(v) of Rule 485. 60 days after filing pursuant to paragraph (a)(1) of Rule 485. On _____________, pursuant to paragraph (a)(1) of Rule 485.
     75 days after filing pursuant to paragraph (a)(2) of Rule 485. On _____________, 1995 pursuant to paragraph (a)(2) of Rule 485.

                              PURSUANT TO RULE 481

               SHOWING LOCATION IN PART A (PROSPECTUS) AND PART B
             (STATEMENT OF ADDITIONAL INFORMATION) OF REGISTRATION
                 STATEMENT OF INFORMATION REQUIRED BY FORM N-4

                                     PART A

ITEM OF
-------
FORM N-4                                          PROSPECTUS CAPTION
--------                                          ------------------
 1.  Cover Page.............................     Cover Page
 2.  Definitions............................     GLOSSARY
 3.  Synopsis...............................     HIGHLIGHTS; FEE TABLE;
                                                 Performance Measures

 4.  Condensed Financial Information........     Condensed Financial Information

 5.  General Description of Registrant,
     Depositor, and Portfolio Companies.....     First Providian Life and
                                                 Health Insurance Company;
                                                 First Providian Life and
                                                 Health Insurance Company
                                                 Separate Account C; The
                                                 Portfolios; Voting Rights
 6.  Deductions.............................     Charges and Deductions;
                                                 FEDERAL TAX CONSIDERATIONS;
                                                 FEE TABLE
 7.  General Description of Variable Annuity     CONTRACT FEATURES;
     Contracts..............................     Distribution-at-Death Rules;
                                                 Voting Rights; Allocation of
                                                 Purchase Payments; Exchanges
                                                 Among the Portfolios;
                                                 Additions, Deletions, or
                                                 Substitutions of Investments
 8.  Annuity Period.........................     Annuity Payment Options
 9.  Death Benefit..........................     Death of Annuitant Prior to
                                                 Annuity Date
10.  Purchases and Contract Value...........     Contract Application and
                                                 Purchase Payments; Accumulated
                                                 Value
11.  Redemptions............................     Full and Partial Withdrawals;
                                                 Annuity Payment Options; Right
                                                 to Cancel Period
12.  Taxes..................................     FEDERAL TAX CONSIDERATIONS
13.  Legal Proceedings......................     Part B: Legal Proceedings
14.  Table of Contents of the Statement
     of Additional Information..............     Table of Contents of the
                                                 Providian Marquee Statement of
                                                 Additional Information

                                     PART B

ITEM OF                                           STATEMENT OF ADDITIONAL
-------                                           -----------------------
FORM N-4                                          INFORMATION CAPTION
--------                                          -------------------
15.  Cover Page.............................      Cover Page
16.  Table of Contents......................      Table of Contents
17.  General Information and History........      THE COMPANY
18.  Services...............................      Part A: Auditors; Part B:
                                                  SAFEKEEPING OF ACCOUNT
                                                  ASSETS; DISTRIBUTION OF THE
                                                  CONTRACTS
19.  Purchase of Securities Being                 DISTRIBUTION OF THE
     Offered................................      CONTRACTS; Exchanges

20.  Underwriters...........................      DISTRIBUTION OF THE
                                                  CONTRACTS
21.  Calculation of Performance Data........      PERFORMANCE INFORMATION
22.  Annuity Payments.......................      Computations of Annuity Income
                                                  Payments
23.  Financial Statements...................      FINANCIAL STATEMENTS

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT C
                                  PROSPECTUS
                                    FOR THE
                      PROVIDIAN MARQUEE VARIABLE ANNUITY
                                  OFFERED BY
               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                          (A NEW YORK STOCK COMPANY)
                            ADMINISTRATIVE OFFICES
                              520 COLUMBIA DRIVE
                         JOHNSON CITY, NEW YORK 13790

The Providian Marquee variable annuity contract (the "Contract"), offered through First Providian Life and Health Insurance Company (the "Company", "us", "we" or "our"), provides a vehicle for investing on a tax-deferred basis in 12 investment company Portfolios. The Contract is a group variable annuity contract and is intended for retirement savings or other long-term investment purposes.

The minimum initial Purchase Payment for Non-Qualified Contracts is $5,000. The minimum initial Purchase Payment for Qualified Contracts is $2,000 (or $50 monthly by payroll deduction). The Contract is a flexible-premium deferred variable annuity that provides for a Right to Cancel Period of 10 days (20 days for replacement) plus a 5 day grace period to allow for mail delivery, during which you may cancel your investment in the Contract.

You may allocate your Net Purchase Payments for the Contract among 12 Subaccounts of First Providian Life and Health Insurance Company's Separate Account C. Assets of each Subaccount are invested in one of the following Portfolios (which are contained within six open-end, diversified investment companies):

     . Fidelity VIP Money Market Portfolio
                                        . T. Rowe Price Equity Income
                                          Portfolio
     . Fidelity VIP Equity-Income Portfolio
     . Fidelity VIP Growth Portfolio    . T. Rowe Price New America
                                          Growth Portfolio
     . Fidelity VIP II Asset Manager Portfolio
                                        . T. Rowe Price International
                                          Stock Portfolio
     . Dreyfus Growth and Income Portfolio
     . Dreyfus Quality Bond Portfolio

                                        . OCC Accumulation Trust Managed
                                          Portfolio

                                        . OCC Accumulation Trust Small
                                          Cap Portfolio

                                        . OCC Accumulation Trust U.S.
                                          Government Income Portfolio

Your initial Net Purchase Payment(s) will, when your Contract is issued, be invested immediately in your chosen Portfolios, unless you indicate otherwise.

The Contract's Accumulated Value varies with the investment performance of the Portfolios you select. You bear all investment risk associated with the Portfolios. Investment results for your Contract are not guaranteed. The Contract offers a number of ways of withdrawing monies at a future at any time, although in many instances withdrawals made prior to age 59 1/2 are subject to a 10% penalty tax (and a portion may be subject to ordinary income taxes) and may be subject to a surrender charge of up to 7%. If you elect an Annuity Payment Option, Annuity Payments may be received on a fixed and/or variable basis. You also have significant flexibility in choosing the Annuity Date on which Annuity Payments begin.

This Prospectus sets forth the information you should know before investing in the Contract. It must be accompanied by a current Prospectus for each Fund. Please read the Prospectuses carefully and retain them for future reference. A Statement of Additional Information for the Contract Prospectus, which has the same date as this Prospectus, has also been filed with the Securities and Exchange Commission, is incorporated herein by reference and is available free by calling our Administrative Offices at 1-800-797-9177. The Table of Contents of the Statement of Additional Information is included at the end of this Prospectus.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES REGULATOR HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

           The Contract is available only in the State of New York.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION WHERE IT WOULD BE UNLAWFUL TO MAKE AN OFFERING LIKE THIS. WE HAVE NOT AUTHORIZED ANYONE TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS ABOUT THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATIONS.

               The date of this Prospectus is May 1, 1998.         FM-0979 (NY)

                               TABLE OF CONTENTS

                            PAGE
GLOSSARY..................    2
HIGHLIGHTS................    5
FEE TABLE.................    7
Condensed Financial
 Information..............   10
Financial Statements......   10
Performance Measures......   10
Additional Performance
 Measures.................   11
Yield and Effective Yield.   11
The Company and the
 Separate Account.........   12
Variable Insurance
 Products Fund and
 Variable Insurance
 Products Fund II.........   12
Dreyfus Variable
 Investment Fund..........   13
T. Rowe Price Equity
 Series, Inc..............   13
T. Rowe Price
 International Series,
 Inc......................   13
OCC Accumulation Trust....   13
The Portfolios............   13
CONTRACT FEATURES.........   15
  Contract Application and
   Purchase Payments......   15
  Purchasing by Wire......   16
  Right to Cancel Period..   16
  Allocation of Purchase
   Payments...............   16
  Exchanges Among the
   Portfolios.............   16
  Dollar Cost Averaging
   Option.................   16
  Accumulated Value.......   17
  Charges and Deductions..   17
  Minimum Balance
   Requirement............   18
DISTRIBUTIONS UNDER THE
 CONTRACT.................   19
  Full and Partial
   Withdrawals............   19
  Lump Sum Payment Option.   19
  Systematic Withdrawal
   Option.................   19
  Annuity Date............   20
  Annuity Payment Options.   20
  Death Benefit...........   21
  Deferment of Payment....   23
FEDERAL TAX
 CONSIDERATIONS...........   23
GENERAL INFORMATION.......   28

                                   GLOSSARY

Accumulation Unit - A measure of your ownership interest in the Contract prior to the Annuity Date.

Accumulation Unit Value - The value of each Accumulation Unit which is calculated each Valuation Period.

Accumulated Value - The value of all amounts accumulated under the Contract prior to the Annuity Date.

Adjusted Death Benefit - The sum of all Net Purchase Payments made during the first six Contract Years, less any partial withdrawals taken. During each subsequent six-year period, the Adjusted Death Benefit will be the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made, less any partial withdrawals taken during the current six-year period. After the Annuitant attains age 75, the Adjusted Death Benefit will remain equal to the Death Benefit on the last day of the six-year period before age 75 occurs plus any Net Purchase Payments subsequently made, less any partial withdrawals subsequently taken.

Annual Contract Fee - The $30 annual fee charged by the Company to cover the cost of administering each Contract. The Annual Contract Fee will be deducted on each Contract Anniversary and upon surrender, on a pro rata basis, from each Subaccount.

Annuitant - The person whose life is used to determine the duration of any Annuity Payments and upon whose death, prior to the Annuity Date, benefits under the Contract are paid.

Annuitant's Beneficiary - The person(s) to whom any benefits are due upon the Annuitant's death prior to the Annuity Date.

Annuity Date - The date on which Annuity Payments begin. The Annuity Date is always the first day of the month you specify.

Annuity Payment - One of a series of payments made under an Annuity Payment Option.

Annuity Payment Option - One of several ways in which withdrawals from the Contract may be made. Under a Fixed Annuity Option (see "Annuity Payment Options," page 20), the dollar amount of each Annuity Payment does not change over time. Under a Variable Annuity Option (see "Annuity Payment Options," page 20), the dollar amount of each Annuity Payment may change over time, depending upon the investment experience of the Portfolio or Portfolios you choose. Annuity Payments are based on the Contract's Accumulated Value as of 10 Business Days prior to the Annuity Date.

Annuity Unit - Unit of measure used to calculate Variable Annuity Payments (see "Annuity Payment Options," page 20).

Annuity Unit Value - The value of each Annuity Unit which is calculated each Valuation Period.

Business Day - A day when the New York Stock Exchange is open for trading.

Code--The Internal Revenue Code of 1986, as amended.

Company ("we", "us", "our") - First Providian Life and Health Insurance Company, a New York stock company.

Contract - The group flexible premium variable annuity contract described in this Prospectus, participation in which may be evidenced by a certificate issued to the Contract Owner.

Contract Anniversary - Any anniversary of the Contract Date.

Contract Date - The date of issue of this Contract.

Contract Owner ("you", "your") - The person or persons designated as the Contract Owner in the Contract application. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Contract Owner. Prior to the Annuity Date, the Contract Owner has the right to assign ownership, designate beneficiaries, make permitted withdrawals and Exchanges among Subaccounts.

Contract Year - A period of 12 months starting with the Contract Date or any Contract Anniversary.

Death Benefit - The greater of the Contract's Accumulated Value on the date the Company receives due Proof of Death of the Annuitant or the Adjusted Death Benefit.

Exchange - One Exchange will be deemed to occur with each voluntary transfer from any Subaccount.

Funds - Each of (i) Variable Insurance Products Fund, (ii) Variable Insurance Products Fund II, (iii) Dreyfus Variable Investment Fund, (iv) T. Rowe Price Equity Series, Inc., (v) T. Rowe Price International Series, Inc. and (vi) OCC Accumulation Trust. The Separate Account invests in the Portfolios contained within the Funds.

General Account - The account which contains all of our assets other than those held in our separate accounts.

Net Purchase Payment - Any Purchase Payment less the Premium Tax, if any.

Non-Qualified Contract - Any Contract other than those described under the Qualified Contract reference in this Glossary.

Owner's Designated Beneficiary - The person to whom ownership of this Contract passes upon the Contract Owner's death, unless the Contract Owner was also the Annuitant--in which case the Annuitant's Beneficiary is entitled to the Death Benefit. (Note: this transfer of ownership to the Owner's Designated Beneficiary will generally not be subject to probate, but will be subject to estate and inheritance taxes. Consult with your tax and estate adviser to be sure which rules will apply to you.)

Payee - The Contract Owner, Annuitant, Annuitant's Beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Portfolio - A separate investment portfolio of the Funds. The Funds currently offer 12 portfolios in the Providian Marquee variable annuity: the Fidelity VIP Money Market Portfolio, the Fidelity VIP Equity-Income Portfolio and the Fidelity VIP Growth Portfolio of Variable Insurance Products Fund; the Fidelity VIP II Asset Manager Portfolio of Variable Insurance Products Fund II; the Dreyfus Growth and Income Portfolio ("Dreyfus Growth and Income") and the Dreyfus Quality Bond Portfolio ("Dreyfus Quality Bond") of Dreyfus Variable Investment Fund; the T. Rowe Price Equity Income Portfolio ("T. Rowe Price Equity Income") and the T. Rowe Price New America Growth Portfolio ("T. Rowe Price New America Growth") of T. Rowe Price Equity Series, Inc.; the T. Rowe Price International Stock Portfolio ("T. Rowe Price International Stock") of T. Rowe Price International Series, Inc.; and the OCC Accumulation Trust Managed Portfolio ("OCC Accumulation Trust Managed"), the OCC Accumulation Trust Small Cap Portfolio ("OCC Accumulation Trust Small Cap") and the OCC Accumulation Trust U.S. Government Income Portfolio ("OCC Accumulation Trust U.S. Government Income") of OCC Accumulation Trust (each, a "Portfolio" and collectively, the "Portfolios"). In this Prospectus, Portfolio will also be used to refer to the Subaccount that invests in the corresponding Portfolio.

Premium Tax - A regulatory tax that may be assessed by your state on the Purchase Payments you make to this Contract. The amount which we must pay as Premium Tax, if any, will be deducted from each Purchase Payment or from your Accumulated Value as it is incurred by us.

Proof of Death - (a) A certified death certificate; (b) a certified decree of a court of competent jurisdiction as to the finding of death; (c) a written statement by a medical doctor who attended the deceased; or (d) any other proof of death satisfactory to the Company.

Purchase Payment - Any premium payment. The minimum initial Purchase Payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts (or $50 monthly by payroll deduction for Qualified Contracts); each additional Purchase Payment must be at least $500 for Non-Qualified Contracts or $50 for Qualified Contracts. Purchase Payments may be made at any time prior to the Annuity Date as long as the Annuitant is living.

Qualified Contract - An annuity contract as defined under Sections 403(b), 408(b), and 408A of the Code.

Right to Cancel Period - The period during which the Contract can be canceled and treated as void from the Contract Date.

Separate Account - That portion of First Providian Life and Health Insurance Company Separate Account C dedicated to the Contract. The Separate Account consists of assets that are segregated by First Providian Life and Health Insurance Company and, for Contract Owners, invested in the Portfolios. The Separate Account is independent of the general assets of the Company.

Subaccount - That portion of the Separate Account that invests in shares of the Funds' Portfolios. Each Subaccount will only invest in a single Portfolio. The investment performance of each Subaccount is linked directly to the investment performance of one of the 12 Portfolios.

Surrender Value - The Accumulated Value, less any applicable contingent deferred sales load (i.e., surrender charge) and any Premium Taxes incurred but not yet deducted.

Valuation Period - The relative performance of your Contract is measured by the Accumulation Unit Value. This value is calculated each Valuation Period. A Valuation Period is defined as the period of time between the close of business on one Business Day and the close of business on the following Business Day.

                                  HIGHLIGHTS

You can find definitions of important terms in the Glossary (page 2).

THE PROVIDIAN MARQUEE VARIABLE ANNUITY

The Contract provides a vehicle for investing on a tax-deferred basis in 12 investment company Portfolios. You may subsequently withdraw monies from the Contract either as a lump sum or as annuity income as permitted under the Contract. Accumulated Values and Annuity Payments depend on the investment experience of the selected Portfolios. The investment performance of the Portfolios is not guaranteed. Thus, you bear all investment risk for monies invested under the Contract.

WHO SHOULD INVEST

The Contract is designed for investors seeking long term, tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Contract is most attractive to investors in high federal and state marginal income tax brackets. The Contract is offered as both a Qualified Contract and a Non-Qualified Contract. Both Qualified and Non-Qualified Contracts offer tax-deferral on increases in the Contract's value prior to withdrawal or distribution--however, Purchase Payments made by Contract Owners of Qualified Contracts may be excludible or deductible from gross income in the year such payments are made, subject to certain statutory restrictions and limitations. (See "Federal Tax Considerations," page 23.)

INVESTMENT CHOICES

Your investment in the Contract may be allocated among 12 Subaccounts of the Separate Account. The Subaccounts in turn invest exclusively in the following 12 Portfolios offered by the Funds: Fidelity VIP Money Market, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP II Asset Manager, Dreyfus Growth and Income, Dreyfus Quality Bond, T. Rowe Price Equity Income, T. Rowe Price New America Growth, T. Rowe Price International Stock, OCC Accumulation Trust Managed, OCC Accumulation Trust Small Cap and OCC Accumulation Trust U.S. Government Income. The assets of each Portfolio are separate, and each Portfolio has distinct investment objectives and policies as described in the corresponding Fund or Portfolio Prospectus. .......................Page 13

CONTRACT OWNER

The Contract Owner is the person designated as the owner of the Contract in the Contract application. The Contract Owner may designate any person as a Joint Owner. A Joint Owner shares ownership in all respects with the Contract Owner. Prior to the Annuity Date, the Contract Owner has the right to assign ownership, designate beneficiaries, and make permitted withdrawals and Exchanges among the Subaccounts.

ANNUITANT

The Annuitant is a person whose life is used to determine the duration of any Annuity Payments and upon whose death, prior to the Annuity Date, benefits under the Contract are paid.

ANNUITANT'S BENEFICIARY

The Contract Owner may designate any person to receive benefits under the Contract which are payable upon the death of the Annuitant prior to the Annuity Date.

HOW TO INVEST

To invest in the Contract, please consult your agent, who will assist you in completing the Contract application. You will need to select an Annuitant. The Annuitant may not be older than age 75. The minimum initial Purchase Payment is $5,000 for Non-Qualified Contracts, and $2,000 (or $50 monthly by payroll deduction) for Qualified Contracts; subsequent Purchase Payments must be at least $500 for Non-Qualified Contracts or $50 for Qualified Contracts. You may make subsequent Purchase Payments at any time before the Contract's Annuity
Date, as long as the Annuitant specified in the Contract is living. ....Page 15

ALLOCATION OF PURCHASE PAYMENTS

Your initial Net Purchase Payment(s) will, unless you indicate otherwise, be invested in your chosen Portfolios immediately upon our receipt thereof, IN WHICH CASE YOU WILL BEAR FULL INVESTMENT RISK FOR ANY AMOUNTS ALLOCATED TO THE PORTFOLIOS DURING THE RIGHT TO CANCEL PERIOD. You must fill out and send us the appropriate form or comply with other designated Company procedures if you would like to change how subsequent Net Purchase Payments are allocated. ..Page 16

RIGHT TO CANCEL PERIOD

The Contract provides for a Right to Cancel Period of 10 days (20 days for replacement) plus a 5 day period to allow for mail delivery, during which you may cancel your investment in the Contract. To cancel your investment, please return your Contract to us or to the agent from whom you purchased the Contract. When we receive the Contract, we will return the Accumulated Value of your Purchase Payment(s) invested in the Portfolios plus any loads, fees and/or Premium Taxes that may have been subtracted from such amount. ...Page 16

EXCHANGES

You may make unlimited Exchanges among the Portfolios, provided you maintain a minimum balance of $250, except in cases where Purchase Payments are made by monthly payroll deduction, in each Subaccount to which you have allocated a portion of your Accumulated Value. No fee is currently imposed for such Exchanges; however, we reserve the right to charge a $15 fee for Exchanges in excess of 12 per Contract Year. Exchanges must not reduce the value of any Subaccount below $250, except in cases where Purchase Payments are made by monthly payroll deduction, or that remaining amount will be transferred to your other Subaccounts on a pro rata basis. (See also "Charges and
Deductions," page 17). ............................................Page 16

DEATH BENEFIT

If the Annuitant specified in your Contract dies prior to the Annuity Date, your named Annuitant's Beneficiary will receive the Death Benefit under the Contract. The Death Benefit is the greater of your Accumulated Value or the Adjusted Death Benefit on the date we receive due proof of the Annuitant's death. During the first six Contract Years, the Adjusted Death Benefit will be the sum of all Net Purchase Payments made, less any partial withdrawals taken. During each subsequent six-year period, the Adjusted Death Benefit will be the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made, less any partial withdrawals taken during the current six-year period. After the Annuitant attains age 75, the Adjusted Death
Benefit will remain equal to the Death Benefit on the last day of the six-year period before age 75 occurs plus any Net Purchase Payments subsequently made, less any partial withdrawals subsequently taken. The Annuitant's Beneficiary may elect to receive these proceeds as a lump sum or as Annuity Payments. If the Annuitant dies on or after the Annuity Date, any unpaid payments certain will be paid, generally to the Annuitant's Beneficiary, in accordance with the
Contract. ..............................................................Page 21

ANNUITY PAYMENT OPTIONS

In addition to the full and partial withdrawal privileges, you may also choose to create an income stream by requesting an annuity income from us. As the Contract Owner, you may elect one of several Annuity Payment Options. By electing an Annuity Payment Option, you are asking us to systematically liquidate your annuity. We provide you with a variety of payment options. At your discretion, payments may be either fixed or variable or both. Fixed payouts are guaranteed for a designated period or for life (either single or joint). Variable payments will vary depending on the performance of the underlying Portfolio or Portfolios selected. ......................Page 20

CONTRACT AND POLICYHOLDER INFORMATION

If you have questions about your Contract, please telephone our Administrative Offices at 1-800-797-9177 between the hours of 8:00 A.M. to 5:00 P.M. Eastern time. Please have the Contract number and the Contract Owner's name ready when you call. As Contract Owner you will receive periodic statements confirming any financial transactions that take place, as well as quarterly statements and an annual statement.

CHARGES AND DEDUCTIONS UNDER THE CONTRACT

The Contract has an annual mortality and expense risk charge of 1.25%. The Contract has no front-end sales load and you may withdraw up to 10% of the Accumulated Value once per year without a surrender charge. However, additional withdrawals are subject to a surrender charge of up to 7% during the first six Contract Years.

The Contract also includes administrative charges and policy fees which pay for administering the Contract, and management, advisory and other fees, which reflect the costs of the Funds.....................................Page 17

FULL AND PARTIAL WITHDRAWALS

You may withdraw all or part of the Surrender Value of the Contract before the earlier of the Annuity Date or the Annuitant's death. Withdrawals made prior to age 59 1/2 may be subject to a 10% penalty tax (and a portion may be subject to ordinary income taxes)..................................Page 19

                                   FEE TABLE

The following table illustrates all expenses (except for Premium Taxes that may be assessed) that you would incur as an owner of a Contract (see page 17). The purpose of this table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a purchaser of the Contract. The fee table reflects all expenses for both the Separate Account and the Funds. For a complete discussion of Contract costs and expenses, see "Charges and Deductions," page 17.

CONTRACTOWNER TRANSACTION EXPENSES
Sales Load Imposed on Purchases.........................................  None
Contingent Deferred Sales Load (surrender charge).......................   7%*
Exchange Fees...........................................................  None
ANNUAL CONTRACT FEE.....................................................   $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of assets in the
 Separate Account)
Mortality and Expense Risk Charge....................................... 1.25%
Administrative Charge...................................................  .15%
                                                                         -----
Total Annual Separate Account Expenses.................................. 1.40%

  *Up to 10% of the Accumulated Value as of the last Contract Anniversary (10% of the initial Net Purchase Payment during the first Contract Year) can be withdrawn once per year, or pursuant to a series of systematic withdrawals, without a surrender charge (the "Penalty Free Amount"). Additional withdrawals in excess of the Penalty Free Amount in the first Contract Year are subject to a 7% charge on the portion of such withdrawal that consists of Net Purchase Payments. The charge decreases one percentage point per year until after the sixth Contract Year at which time there is no surrender charge. The total surrender charges assessed will not exceed 8.5% of the Purchase Payments under the Contract.

                           PORTFOLIO ANNUAL EXPENSES

Except as indicated, the figures below are based on expenses for fiscal year 1997 (as a percentage of each Portfolio's average net assets after fee waiver and/or expense reimbursement limitation, if applicable).

                                           MANAGEMENT
                                          AND ADVISORY  OTHER   TOTAL PORTFOLIO
                                            EXPENSES   EXPENSES ANNUAL EXPENSES
                                          ------------ -------- ---------------
Fidelity VIP Money Market*...............    0.21%      0.10%        0.31%
Fidelity VIP Equity-Income*..............    0.50%      0.08%        0.58%
Fidelity VIP Growth*.....................    0.60%      0.09%        0.69%
Fidelity VIP II Asset Manager*...........    0.55%      0.10%        0.65%
Dreyfus Growth and Income**..............    0.75%      0.05%        0.80%
Dreyfus Quality Bond**...................    0.65%      0.10%        0.75%
T. Rowe Price Equity Income..............    0.85%      0.00%        0.85%
T. Rowe Price New America Growth.........    0.85%      0.00%        0.85%
T. Rowe Price International Stock........    1.05%      0.00%        1.05%
OCC Accumulation Trust Managed***........    0.80%      0.07%        0.87%
OCC Accumulation Trust Small Cap***......    0.80%      0.17%        0.97%
OCC Accumulation Trust U.S. Government
 Income***...............................    0.47%      0.46%        0.93%

  *A portion of the brokerage commissions that certain funds pay was used to reduce funds expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances, were used to reduce custodian expenses. Including these reductions, the Total Portfolio Annual Expenses would have been 0.57% for Equity-Income Portfolio, 0.67% for Growth Portfolio and 0.64% for Asset Manager Portfolio.
 **From time to time, the Dreyfus Growth and Income and Quality Bond
  Portfolios' investment adviser in its sole discretion may waive all or part of its fees and/or voluntarily assume certain of the Portfolios' expenses. For a more complete description of the Portfolios' fees and expenses, see the Dreyfus Variable Investment Fund's Prospectus.

***Total Portfolio Annual Expenses are limited by OpCap Advisors so that each of the OCC Accumulation Trust Portfolios' annualized operating expenses (net of any expense offsets) do not exceed 1.00% of average daily net assets. Without such limitation and without giving effect to any expense offsets, the Management and Advisory Expenses, Other Expenses, and Total Annual Portfolio Expenses would have been: 0.80%, 0.07%, and 0.87%, respectively, for the Managed Portfolio; 0.80%, 0.17%, and 0.97%, respectively, for the Small Cap Portfolio; and 0.60%, 0.46%, and 1.06%, respectively, for the U.S. Government Income Portfolio.

The following example illustrates the expenses that you would incur on a $1,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) redemption at the end of each period.

                                                                          10
                                                 1 YEAR 3 YEARS 5 YEARS  YEARS
                                                 ------ ------- ------- -------
      Fidelity VIP Money Market................. $80.81 $ 99.81 $121.47 $205.85
      Fidelity VIP Equity-Income................  83.53  108.09  135.42  234.48
      Fidelity VIP Growth.......................  84.63  111.44  141.06  245.90
      Fidelity VIP II Asset Manager.............  84.23  110.23  139.01  241.76
      Dreyfus Growth and Income.................  85.73  114.79  146.65  257.20
      Dreyfus Quality Bond......................  85.23  113.27  144.11  252.08
      T. Rowe Price Equity Income...............  86.24  116.30  149.19  262.28
      T. Rowe Price New America Growth..........  86.24  116.30  149.19  262.28
      T. Rowe Price International Stock.........  88.24  122.34  159.26  282.37
      OCC Accumulation Trust Managed............  86.44  116.91  150.20  264.31
      OCC Accumulation Trust Small Cap..........  87.44  119.93  155.25  274.39
      OCC Accumulation Trust U.S. Government
       Income...................................  87.04  118.72  153.23  270.37

The following example illustrates the expenses that you would incur on a $1,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) you do not surrender your Contract or you annuitize at the end of each period.

                                                           3              10
                                                  1 YEAR YEARS  5 YEARS  YEARS
                                                  ------ ------ ------- -------
      Fidelity VIP Money Market.................. $17.81 $55.14 $ 94.88 $205.85
      Fidelity VIP Equity-Income.................  20.53  63.39  108.80  234.48
      Fidelity VIP Growth........................  21.63  66.74  114.41  245.90
      Fidelity VIP II Asset Manager..............  21.23  65.52  112.38  241.76
      Dreyfus Growth and Income..................  22.73  70.07  120.00  257.20
      Dreyfus Quality Bond.......................  22.23  68.55  117.46  252.08
      T. Rowe Price Equity Income................  23.24  71.58  122.53  262.28
      T. Rowe Price New America Growth...........  23.24  71.58  122.53  262.28
      T. Rowe Price International Stock..........  25.24  77.60  132.57  282.37
      OCC Accumulation Trust Managed.............  23.44  72.18  123.54  264.31
      OCC Accumulation Trust Small Cap...........  24.44  75.19  128.57  274.39
      OCC Accumulation Trust U.S. Government
       Income....................................  24.04  73.99  126.56  270.37

The Annual Contract Fee is reflected in these examples as a percentage equal to the estimated total amount of fees collected during a calendar year divided by the estimated total average net assets of the Portfolios during the same calendar year. The fee is assumed to remain the same in each year of the above periods. (With respect to partial year periods, if any, in the examples, the Annual Contract Fee is pro-rated to reflect only the applicable portions of the partial year period.) The Annual Contract Fee will be deducted on each Contract Anniversary and upon surrender, on a pro rata basis, from each Subaccount. The Company may deduct Premium Taxes, if any, as they are incurred.

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be higher or lower than those shown, subject to the guarantees in the Contract.

CONDENSED FINANCIAL INFORMATION

(For the period January 1, 1997 through December 31, 1997)

                         FIDELITY               FIDELITY                DREYFUS
                          MONEY     FIDELITY     ASSET     FIDELITY    GROWTH AND    DREYFUS
                          MARKET  EQUITY-INCOME MANAGER     GROWTH       INCOME    QUALITY BOND
                         -------- ------------- -------- ------------ ------------ ------------
Accumulation unit value
 as of:
  Start Date*...........  10.000       10.000    10.000     10.000       10.000       10.000
  12/31/97..............  10.271       12.117    11.561     11.964       11.546       10.769
Number of units
 outstanding as of:
  12/31/97..............       0      580.740         0    220.094      608.751      147.184
                                                             OCC          OCC          OCC
                           TRP         TRP      TRP NEW  ACCUMULATION ACCUMULATION ACCUMULATION
                          EQUITY  INTERNATIONAL AMERICA     TRUST     TRUST SMALL   TRUST U.S.
                          INCOME      STOCK      GROWTH    MANAGED        CAP      GOV'T INCOME
                         -------- ------------- -------- ------------ ------------ ------------
Accumulation unit value
 as of:
  Start Date*...........  10.000       10.000    10.000     10.000       10.000       10.000
  12/31/97..............  12.084       10.157    12.435     11.537       12.224       10.533
Number of units
 outstanding as of:
  12/31/97.............. 591.446    1,446.938   171.777    594.827      212.793      149.603

*Date of commencement of operations for all Portfolios was 5/1/97.

FINANCIAL STATEMENTS

The audited statutory-basis financial statements of the Company and the financial statements for the Separate Account (as well as the Independent Auditors' Report thereon) are contained in the Statement of Additional Information.

PERFORMANCE MEASURES

Performance for the Subaccounts of the Separate Account, including the yield and effective yield of the Fidelity Money Market Subaccount, the yield of the other Subaccounts, and the total return of all Subaccounts may appear in reports and promotional literature to current or prospective Contract Owners.

On September 16, 1994, an investment company then called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the Quest for Value Accumulation Trust (now known as the OCC Accumulation Trust) that is included in the Contract (the "New Trust"), at which time the New Trust commenced operations. The total net assets for each of the OCC Accumulation Trust Small Cap and OCC Accumulation Trust Managed Portfolios immediately after the transaction were $139,812,573 and $682,601,380, respectively, with respect to the Old Trust and, with respect to the New Trust were $8,129,274 and $51,345,102, for the OCC Accumulation Trust Small Cap and OCC Accumulation Trust Managed Portfolios, respectively. For the period prior to September 16, 1994, performance figures for each of the OCC Accumulation Trust Small Cap and OCC Accumulation Trust Managed Portfolios reflect the performance of the corresponding Portfolios of the Old Trust.

Please refer to the discussion below and to the Statement of Additional Information for a more detailed description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

When advertising performance of the Subaccounts, the Company will show the Standardized Average Annual Total Return for a Subaccount which, as prescribed by the rules of the Securities and Exchange Commission (the "SEC"), is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The Standardized Average Annual Total Return assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads (including the contingent deferred sales load), the Annual Contract Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any.

ADDITIONAL PERFORMANCE MEASURES

NON-STANDARDIZED ACTUAL TOTAL RETURN AND NON-STANDARDIZED ACTUAL AVERAGE ANNUAL TOTAL RETURN

The Company may show actual Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. The Company may also show actual Average Annual Total Return (i.e., the average annual change in Accumulation Unit Values) with respect to one or more periods. For one year, the actual Total Return and the actual Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the actual Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see "Fee Table") the actual Total Return and actual Average Annual Total Return also reflect these expenses. These percentages do not reflect the Annual Contract Fee, any sales loads or Premium Taxes (if any) which, if included, would reduce the percentages reported.

NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

The Company may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which if included would reduce the percentages reported by the Company.

NON-STANDARDIZED ONE YEAR RETURN

The Company may show Non-Standardized One Year Return for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of Portfolio inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the historical performance of the Portfolios as if the Contract were in existence befor its inception date (which it was not). After the Contract's inception date, the figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which if included would reduce the percentage reported by the Company.

NON-STANDARDIZED HYPOTHETICAL TOTAL RETURN AND NON-STANDARDIZED HYPOTHETICAL AVERAGE ANNUAL TOTAL RETURN

The Company may show Non-Standardized Hypothetical Total Return and Non-Standardized Hypothetical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios, and may assume the Contract was in existence prior to its inception date (which it was not). After the Contract's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses. These returns do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any) which, if included, would reduce the percentages reported.

The Non-Standardized Hypothetical Total Return for a Subaccount is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period.

The Non-Standardized Hypothetical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.

YIELD AND EFFECTIVE YIELD

The Company may also show yield and effective yield figures for the Subaccount investing in shares of the Fidelity VIP Money Market Portfolio. "Yield" refers to the income generated by an investment in Fidelity VIP Money Market over a seven-day period, which is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in Fidelity VIP Money Market is assumed to be reinvested. Therefore the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures do not reflect the Annual Contract Fee, any sales loads or Premium Taxes (if any) which, if included, would reduce the yields reported.

From time to time a Portfolio of a Fund may advertise its yield and total return investment performance. For each Subaccount other than Fidelity VIP Money Market for which the Company advertises yield, the Company shall furnish a yield quotation referring to the Portfolio computed in the following manner: the net investment income per Accumulation Unit earned during a recent one month period is divided by the Accumulation Unit Value on the last day of the period.

Please refer to the Statement of Additional Information for a description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.

The performance measures discussed above reflect results of the Portfolios and are not intended to indicate or predict future performance. For more detailed information, see the Statement of Additional Information.

Performance information for the Subaccounts may be contrasted with other comparable variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service which ranks mutual funds and other investment companies by overall performance, investment objectives and assets. Performance may also be tracked by other ratings services, companies, publications or persons who rank separate accounts or other investment products on overall performance or other criteria. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

THE COMPANY AND THE SEPARATE ACCOUNT

FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

The Company (formerly National Home Life Assurance Company of New York) is a stock life insurance company incorporated under the laws of the State of New York on March 23, 1970, with administrative offices at 520 Columbia Drive, Johnson City, New York 13790. The Company is principally engaged in offering life insurance, annuity contracts, and accident and health insurance and is admitted to do business in 10 states and the District of Columbia. As of December 31, 1997, the Company had assets of approximately $396 million. The Company is a wholly owned subsidiary of AEGON USA, Inc., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc. is indirectly owned by AEGON n.v. of the Netherlands. AEGON n.v., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY SEPARATE ACCOUNT C

The Separate Account was established by the Company as a separate account under the laws of New York on November 4, 1994, pursuant to a resolution of the Company's Board of Directors. The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940 (the "1940 Act"). Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account. The Separate Account meets the definition of a "separate account" under the federal securities laws.

The assets of the Separate Account are owned by the Company and the obligations under the Contract are obligations of the Company. These assets are held separately from the other assets of the Company and are not chargeable with liabilities incurred in any other business operation of the Company (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Income, gains and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the General Account assets or any other separate account maintained by the Company.

The Separate Account has dedicated 12 Subaccounts to the Contract, each of which invests solely in a corresponding Portfolio of the Funds. Additional Subaccounts may be established at the discretion of the Company. The Separate Account also includes other subaccounts which are not available under the Contract.

VARIABLE INSURANCE PRODUCTS FUND AND VARIABLE INSURANCE PRODUCTS FUND II

Variable Insurance Products Fund and Variable Insurance Products Fund II (each, a "Fidelity Fund" and collectively, the "Fidelity Funds") are diversified, open-end management investment companies organized by Fidelity Management & Research Company ("FMR") and registered under the 1940 Act. Each Fidelity Fund consists of several investment portfolios, including the Money Market, Equity-Income, Growth and Asset Manager Portfolios available as part of the Providian Marquee. FMR serves as the Fidelity Funds' investment adviser. ("VIP" and "VIP II" refer to Variable Insurance Products Fund and Variable Insurance Products Fund II, respectively.)

DREYFUS VARIABLE INVESTMENT FUND

Dreyfus Variable Investment Fund is an open-end management investment company organized under the 1940 Act. The Dreyfus Variable Investment Fund consists of thirteen separate investment portfolios, including the Growth and Income and Quality Bond Portfolios, which are the only portfolios available as part of the Providian Marquee. The Dreyfus Corporation serves as this Fund's investment adviser.

T. ROWE PRICE EQUITY SERIES, INC.

T. Rowe Price Equity Series Inc. is a Maryland corporation organized in 1994 and is registered with the SEC under the 1940 Act as a diversified, open-end management investment company, commonly known as a "mutual fund." Currently, the fund consists of the Equity Income and the New America Growth Portfolios, each of which represents a separate class of shares having different objectives and investment policies, and both of which are available as part of the Providian Marquee. T. Rowe Price Associates, Inc. is responsible for the selection and management of this Fund's portfolio investments and serves as the Fund's investment adviser.

T. ROWE PRICE INTERNATIONAL SERIES, INC.

T. Rowe Price International Series, Inc. is a Maryland corporation organized in 1994 and is registered with the SEC under the 1940 Act as a diversified, open-end management investment company, commonly known as a "mutual fund." The corporation is a series fund and has the authority to issue other series in addition to the International Stock Portfolio currently available as part of the Providian Marquee. Rowe Price-Fleming International, Inc. is responsible for selection and management of this Fund's portfolio investments and serves as the Fund's investment adviser.

OCC ACCUMULATION TRUST

OCC Accumulation Trust is a Massachusetts business trust and is registered with the SEC under the 1940 Act as a diversified, open-end management investment company. The Fund receives investment advice with respect to each of its portfolios from OpCap Advisors, a subsidiary of Oppenheimer Capital, a registered investment adviser. The Fund currently consists of seven series, including the Managed, Small Cap and Government Income Portfolios available as part of the Providian Marquee. The OCC Accumulation Trust was formerly known as the Quest for Value Accumulation Trust.

THE PORTFOLIOS (SEE ACCOMPANYING PROSPECTUSES)

FOR MORE INFORMATION CONCERNING THE RISKS ASSOCIATED WITH EACH PORTFOLIO'S INVESTMENTS, PLEASE REFER TO THE APPLICABLE UNDERLYING FUND PROSPECTUS.

FIDELITY VIP MONEY MARKET PORTFOLIO

Fidelity VIP Money Market seeks to obtain as high a level of current income, while maintaining a stable $1.00 share price, as is consistent with preserving capital and providing liquidity. It invests only in high-quality U.S. dollar denominated money market instruments of domestic and foreign issuers.

FIDELITY VIP EQUITY-INCOME PORTFOLIO

Fidelity VIP Equity-Income seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities the Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks.

FIDELITY VIP GROWTH PORTFOLIO

Fidelity VIP Growth seeks to achieve capital appreciation normally through the purchase of common stocks (although the Portfolio's investments are not restricted to any one type of security). Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

FIDELITY VIP II ASSET MANAGER PORTFOLIO

Fidelity VIP II Asset Manager seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term and money market instruments.

DREYFUS GROWTH AND INCOME PORTFOLIO ("DREYFUS GROWTH AND INCOME")

Dreyfus Growth and Income is a non-diversified Portfolio, the goal of which is long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity and debt securities and money market instruments of domestic and foreign issuers.

DREYFUS QUALITY BOND PORTFOLIO ("DREYFUS QUALITY BOND")

Dreyfus Quality Bond is a diversified Portfolio, the goal of which is to provide the maximum amount of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Quality Bond Portfolio invests in debt obligations of corporations, the U.S. Government and its agencies and instrumentalities, and major U.S. banking institutions.

T. ROWE PRICE EQUITY INCOME PORTFOLIO ("T. ROWE PRICE EQUITY INCOME")

T. Rowe Price Equity Income seeks to provide substantial dividend income as well as long-term capital appreciation by investing primarily in dividend-paying common stocks of established companies. In pursuing its objective, the Portfolio emphasizes companies with favorable prospects for both increasing dividend income and capital appreciation.

T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO ("T. ROWE PRICE NEW AMERICA
GROWTH")

T. Rowe Price New America Growth seeks long-term growth of capital through investments primarily in the common stocks of U.S. growth companies which operate in service industries. In pursuing its objective, this Portfolio invests primarily in companies deriving a majority of their revenues or operating earnings from service-related activities and in companies whose prospects are closely tied to service industries. This Portfolio may also invest up to 25% of its assets in growth companies outside the service sector.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO ("T. ROWE PRICE INTERNATIONAL
STOCK")

T. Rowe Price International Stock seeks long-term growth of capital, through investments primarily in common stocks of established, non-U.S. companies.

OCC ACCUMULATION TRUST MANAGED PORTFOLIO ("OCC ACCUMULATION TRUST MANAGED")

OCC Accumulation Trust Managed seeks to achieve growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary over time based on the investment manager's assessments of the relative outlook for such investments.

OCC ACCUMULATION TRUST SMALL CAP PORTFOLIO ("OCC ACCUMULATION TRUST SMALL
CAP")

OCC Accumulation Trust Small Cap seeks capital appreciation through investments in a diversified portfolio consisting primarily of equity securities of companies with market capitalizations under $1 billion.

OCC ACCUMULATION TRUST U.S. GOVERNMENT INCOME PORTFOLIO ("OCC ACCUMULATION TRUST U.S. GOVERNMENT INCOME")

The investment objective of OCC Accumulation Trust U.S. Government Income is to seek a high level of current income together with the protection of capital. This Portfolio seeks to achieve its investment objective by investing exclusively in debt obligations, including mortgage-backed securities, issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

OTHER PORTFOLIO INFORMATION

There is no assurance that a Portfolio will achieve its stated investment objective.

Additional information concerning the investment objectives and policies of the Portfolios and the investment advisory services, total expenses and charges can be found in the current prospectuses for the corresponding Funds. THE FUNDS' OR PORTFOLIOS' PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE ANY DECISION IS MADE CONCERNING THE ALLOCATION OF NET PURCHASE PAYMENTS TO A PORTFOLIO.

The Portfolios may be made available to registered separate accounts offering variable annuity and variable life products of the Company as well as other insurance companies or to a person or plan, including a pension or retirement plan receiving favorable tax treatment under the Code, that qualifies to purchase shares of the Funds under Section 817(h) of the Code. Although we believe it is unlikely, a material conflict could arise among the interests of the Separate Account and one or more of the other participating separate accounts and other qualified persons or plans. In the event of a material conflict, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the Funds if required by law, to resolve the matter.

                               CONTRACT FEATURES

The rights and benefits under the Contract are described below; however, the description of the Contract contained in this Prospectus is qualified in its entirety by the Contract itself, including any endorsements to it, a copy of which is available from the Company. The Company reserves the right to make any modification to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statute or any rule or regulation of the United States Treasury Department.

CONTRACT APPLICATION AND PURCHASE PAYMENTS

If you wish to purchase a Contract, you should send your completed application and your initial Purchase Payment to the address indicated on your application, or to such other location as the Company may from time to time designate. If you wish to make personal delivery by hand or courier to the Company of your completed application and initial Purchase Payment (rather than through the mail), you must do so at our Administrative Offices, 520 Columbia Drive, Johnson City, NY 13790. Your initial Purchase Payment for a Non-Qualified Contract must be equal to at least the $5,000 minimum investment requirement. The initial Purchase Payment for a Qualified Contract must be equal to at least $2,000 (or you may establish a payment schedule of $50 a month by payroll deduction).

The Contract will be issued and the initial Purchase Payment less any Premium Taxes will be credited within two Business Days after acceptance of the application and the initial Purchase Payment. Acceptance is subject to the application being received in good order, and the Company reserves the right to reject any application or initial Purchase Payment.

If the initial Purchase Payment cannot be credited because the application is incomplete, we will contact the applicant, explain the reason for the delay and refund the initial Purchase Payment within five Business Days, unless the applicant instructs us to retain the initial Purchase Payment and credit it as soon as the necessary requirements are fulfilled.

You may make additional Purchase Payments at any time before the Annuity Date, as long as the Annuitant is living. Any additional Purchase Payments must be for at least $500 for Non-Qualified Contracts, or $50 for Qualified Contracts. If additional Purchase Payments are received prior to the close of the New York Stock Exchange (generally 4:00 P.M. Eastern time) they will be credited to the Accumulated Value at the close of business that same day. Additional Purchase Payments received after the close of the New York Stock Exchange are processed the next Business Day.

Total Purchase Payments may not exceed $1,000,000 without our prior approval.

The Company reserves the right to refuse to issue this Contract in cases involving an exchange for another Contract. In cases where a Contract Owner or former Contract Owner requests the Company to reverse a surrender or withdrawal transaction, whether full or partial, the Company reserves the right to refuse such requests or to grant such requests on the condition that the Contract's Accumulated Value be adjusted to reflect appropriate investment results, administrative costs, or loss of interest during the relevant period.

PURCHASING BY WIRE

For wiring instructions please contact our Administrative Offices at 1-800-797-9177.

RIGHT TO CANCEL PERIOD

A Right to Cancel Period exists for 10 days after you receive the Contract (20 days for replacement) plus a 5 day grace period to allow for mail delivery. You may cancel the Contract during the Right to Cancel Period by returning the Contract to our Administrative Offices, 520 Columbia Drive, Johnson City, New York 13790, or to the agent from whom you purchased the Contract or mailing it to us at P.O. Box 1950, Binghamton, New York 13902. Upon cancellation, the Contract is treated as void from the Contract Date and when we receive the Contract, we will return the Accumulated Value of your Purchase Payment(s) invested in the Portfolios plus any loads, fees and/or Premium Taxes that may have been subtracted from such amount.

ALLOCATION OF PURCHASE PAYMENTS

You specify in the Contract application how your Net Purchase Payments will be allocated. You may allocate each Net Purchase Payment to one or more of the Portfolios as long as such portions are whole number percentages provided that no Portfolio may contain a balance of less than $250, except in cases where Purchase Payments are made by monthly payroll deduction. You may choose not to allocate any monies to a particular Portfolio. You may change allocation instructions for future Net Purchase Payments by sending us the appropriate Company form or by complying with other designated Company procedures.

Your initial Net Purchase Payment(s) will, unless you indicate otherwise, be invested in your Portfolios immediately upon our receipt thereof, IN WHICH CASE YOU WILL BEAR FULL INVESTMENT RISK FOR ANY AMOUNTS ALLOCATED TO THE PORTFOLIOS DURING THE RIGHT TO CANCEL PERIOD.

EXCHANGES AMONG THE PORTFOLIOS

Should your investment goals change, you may exchange Accumulated Value among the Portfolios of the Funds. Requests for Exchanges, received by mail prior to the close of the New York Stock Exchange (generally 4:00 P.M. Eastern time), are processed at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

DOLLAR COST AVERAGING OPTION

If you have at least $5,000 of Accumulated Value in Fidelity VIP Money Market, you may choose to have a specified dollar amount transferred from this Portfolio to other Portfolios in the Separate Account on a monthly basis. The main objective of Dollar Cost Averaging is to shield your investment from short term price fluctuations. Since the same dollar amount is transferred to other Portfolios each month, more units are purchased in a Portfolio if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

This Dollar Cost Averaging Option may be elected on the application or at a later date. The minimum amount that may be transferred each month into any Portfolio is $250. The maximum amount which may be transferred is equal to the Accumulated Value in Fidelity VIP Money Market when elected, divided by 12.

The transfer date will be the same calendar day each month as the Contract Date. The dollar amount will be allocated to the Portfolios in the proportions you specify on the appropriate Company form, or, if none are specified, in accordance with your original investment allocation. If, on any transfer date, the Accumulated Value is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred and the option will end. You may change the transfer amount once each Contract Year, or cancel this option by sending the appropriate Company form to our Administrative Offices which must be received at least seven days before the next transfer date.

ACCUMULATED VALUE

At the commencement of the Contract, the Accumulated Value equals the initial Net Purchase Payment. Thereafter, the Accumulated Value equals the Accumulated Value from the previous Business Day increased by: (i) any additional Net Purchase Payments received by the Company and (ii) any increase in the Accumulated Value due to investment results of the selected Portfolio(s); and reduced by: (i) any decrease in the Accumulated Value due to investment results of the selected Portfolio(s), (ii) a daily charge to cover the mortality and expense risks assumed by the Company, (iii) any charge to cover the cost of administering the Contract, (iv) any partial withdrawals, and (v) any charges for any Exchanges made after the first twelve in any Contract Year.

CHARGES AND DEDUCTIONS

SURRENDER CHARGE SCHEDULE

No sales load is deducted from Purchase Payments and up to 10% of the Accumulated Value as of the last Contract Anniversary (10% of the initial Net Purchase Payment during the first Contract Year), can be withdrawn once per year, or pursuant to a series of systematic withdrawals, without a surrender charge (the "Penalty Free Amount"). Additional withdrawals in excess of the Penalty Free Amount are subject to a surrender charge (i.e., a contingent deferred sales load) according to the following schedule on the portion of such withdrawal that consists of Net Purchase Payments:

                                               CURRENT
             CONTRACT YEAR                     CHARGE
             -------------                     -------
               1.............................     7%
               2.............................     6%
               3.............................     5%
               4.............................     4%
               5.............................     3%
               6.............................     2%
               7.............................     0%

The total surrender charges assessed will not exceed 8.5% of the Purchase Payments under the Contract. There will be no surrender charge assessed on the death of the Annuitant or after the sixth Contract Year.

MORTALITY AND EXPENSE RISK CHARGE

We impose a charge as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the net asset value of the Separate Account. The annual mortality and expense risk charge is 1.25% of the net asset value of the Separate Account.

We guarantee that this annual charge will never increase. If this charge is insufficient to cover actual costs and assumed risks, the loss will fall on us. Conversely, if the charge proves more than sufficient, any excess will be added to the Company surplus and will be used for any lawful purpose, including any shortfall on the costs of distributing the Contract.

The mortality risk borne by us under the Contract, where one of the life Annuity Payment Options is selected, is to make monthly Annuity Payments (determined in accordance with the annuity tables and other provisions contained in the Contract) regardless of how long all Annuitants may live. We also assume mortality risk as a result of our guarantee of a Death Benefit in the event the Annuitant dies prior to the Annuity Date.

The expense risk borne by us under the Contract is the risk that the charges for administrative expenses which are guaranteed for the life of the Contract may be insufficient to cover the actual costs of issuing and administering the Contract.

ADMINISTRATIVE CHARGE AND ANNUAL CONTRACT FEE

An administrative charge equal to .15% annually of the net asset value of the Separate Account is assessed daily along with the Annual Contract Fee of $30. The Annual Contract Fee is deducted proportionately from the Subaccounts. For any Contract with amounts allocated to the Subaccounts, the $30 fee is assessed per Contract, not per Portfolio chosen. The Annual Contract Fee will be deducted on each Contract Anniversary and upon surrender, on a pro rata basis, from each Subaccount. These deductions represent reimbursement for the costs expected to be incurred over the life of the Contract for issuing and maintaining each Contract and the Separate Account.

EXCHANGE FEE

Each Contract Year you may make an unlimited number of free Exchanges between Portfolios, provided that after an Exchange no Portfolio may contain a balance less than $250, except in cases where Purchase Payments are made by monthly payroll deduction. We reserve the right to charge a $15 fee in the future for Exchanges in excess of 12 per Contract Year.

TAXES

Under present laws, the Company will not incur New York state or local taxes. If there is a change in state or local tax laws, charges for such taxes may be made. The Company does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Contract. (See "Federal Tax Considerations," page 23.) Based upon these expectations, no charge is currently being made to the Separate Account for corporate federal income taxes that may be attributable to the Separate Account.

The Company will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years for any federal income taxes incurred by the Company. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in the Company's tax status. In the event that the Company should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Contracts, the Accumulated Value of the Contract would be correspondingly adjusted by any provision or charge for such taxes.

PORTFOLIO EXPENSES

The value of the assets in the Separate Account reflects the fees and expenses paid by the Portfolios. A complete description of these expenses is found in the "Fee Table" section of this Prospectus and in each Fund's Prospectus and Statement of Additional Information.

EXCEPTIONS TO CHARGES AND TO TRANSACTION OR BALANCE REQUIREMENTS

The contingent deferred sales load or other administrative charges or fees may be reduced for sales of Contracts to a trustee, employer or similar entity representing a group where the Company determines that such sales result in savings of sales and/or administrative expenses. In addition, directors, officers and bona fide full-time employees (and their spouses and minor children) of the Company, its ultimate parent company, and certain of their affiliates and certain sales representatives for the Contract are permitted to purchase Contracts with substantial reduction of the contingent deferred sales load or other administrative charges or fees or with a waiver or modification of certain minimum or maximum purchase and transaction amounts or balance requirements. Contracts so purchased are for investment purposes only and may not be resold except to the Company.

In no event will reduction or elimination of the contingent deferred sales loads or other fees or charges or waiver or modification of transaction or balance requirements be permitted where such reduction, elimination, waiver or modification will be unfairly discriminatory to any person. Additional information about reductions in charges is contained in the Statement of Additional Information.

MINIMUM BALANCE REQUIREMENT

We will transfer the balance in any Portfolio that falls below $250, except in cases where Purchase Payments are made by monthly payroll deduction, due to a partial withdrawal or Exchange, to the remaining Portfolios held under that Contract on a pro rata basis. In the event that the entire value of the Contract falls below $1,000, and if no Purchase Payment has been received within three years, we reserve the right to liquidate the account. You would be notified that the Accumulated Value of your account is below the Contract's minimum requirement and be allowed 60 days to make an additional investment before the account is liquidated. Proceeds would be promptly paid to the Contract Owner. The full proceeds would be taxable as a withdrawal. We will not exercise this right with respect to Qualified Contracts.


                     DISTRIBUTIONS UNDER THE CONTRACT

FULL AND PARTIAL WITHDRAWALS

At any time before the Annuity Date and while the Annuitant is living, you may make a partial or full withdrawal of the Contract to receive all or part of the Surrender Value by sending a written request to our Administrative Offices. Full or partial withdrawals may only be made before the Annuity Date and all partial withdrawal requests must be for at least $500. The amount available for full or partial withdrawal is the Surrender Value at the end of the Valuation Period during which the written request for withdrawal is received. The Surrender Value is an amount equal to the Accumulated Value, less any applicable contingent deferred sales load (i.e., surrender charge) and any Premium Taxes incurred but not yet deducted. The withdrawal amount may be paid in a lump sum to you, or if elected, all or any part may be paid out under an Annuity Payment Option. (See "Annuity Payment Options," page 20.)

You can make a withdrawal by sending the appropriate Company form to our Administrative Offices. Your proceeds will normally be processed and mailed to you within two Business Days after the receipt of the request but in no event will it be later than seven calendar days, subject to postponement in certain circumstances. (See "Deferment of Payment," page 23.)

Payments under the Contract of any amounts derived from premiums paid by check may be delayed until the check has cleared your bank. If, at the time the Contract Owner requests a full or partial withdrawal, he has not provided the Company with a written election not to have federal income taxes withheld, the Company must by law withhold 10% from the taxable portion of any full or partial withdrawal and remit that amount to the federal government. Moreover, the Code provides that a 10% penalty tax may be imposed on certain early withdrawals. (See "Federal Tax Considerations," page 23.)

Since the Contract Owner assumes the investment risk with respect to amounts allocated to the Separate Account, the total amount paid upon withdrawal of the Contract (taking into account any prior withdrawals) may be more or less than the total Net Purchase Payments made.

LUMP SUM PAYMENT OPTION

You may surrender the Contract at any time while the Annuitant is living and before the Annuity Date. The Surrender Value is equal to the Accumulated Value, less any applicable deferred sales load (i.e., surrender charge) and any Premium Taxes incurred but not yet deducted.

SYSTEMATIC WITHDRAWAL OPTION

You may choose to have a specified dollar amount provided to you on a regular basis from the portion of your Contract's Accumulated Value that is allocated to the Portfolios. By electing the Systematic Withdrawal Option, withdrawals may be made on a monthly, quarterly, semiannual or annual basis. The minimum amount for each withdrawal is $100.

This option may be elected by completing the Systematic Withdrawal Request Form. This form must be received by us at least 30 days prior to the date systematic withdrawals will begin. Each withdrawal will be processed on the day and at the frequency indicated on the Systematic Withdrawal Request Form. The start date for the systematic withdrawals must be between the first and twenty-eighth day of the month. You may discontinue the Systematic Withdrawal Option at any time by notifying us in writing at least 30 days prior to your next scheduled withdrawal date.

A surrender charge will apply when withdrawals in any of the first six Contract Years exceed 10% of that year's beginning Accumulated Value. (See "Charges and Deductions," page 17.) Like any other partial withdrawal, each

Systematic Withdrawal is subject to taxes on earnings. If the Contract Owner has not provided the Company with a written election not to have federal income taxes withheld, the Company must by law withhold 10% from the taxable portion of the Systematic Withdrawal and remit that amount to the federal government. Moreover, the Code provides that a 10% penalty tax may be imposed on certain early withdrawals. (See "Federal Tax Considerations," page 23.) You may wish to consult a tax adviser regarding any tax consequences that might result prior to electing the Systematic Withdrawal Option.

We reserve the right to discontinue offering the Systematic Withdrawal Option upon 30 days' written notice. We also reserve the right to charge a fee for such service.

ANNUITY DATE

You may specify an Annuity Date in the application, which can be no later than the first day of the month after the Annuitant's 85th birthday, without the Company's prior approval. The Annuity Date is the date that Annuity Payments are scheduled to commence under the Contract unless the Contract has been surrendered or an amount has been paid as proceeds to the designated Annuitant's Beneficiary prior to that date.

You may advance or defer the Annuity Date. However, the Annuity Date may not be advanced to a date prior to 30 days after the date of receipt of a written request or, without the Company's prior approval, deferred to a date beyond the first day of the month after the Annuitant's 85th birthday. The Annuity Date may be changed only by written request during the Annuitant's lifetime and must be made at least 30 days before the then-scheduled Annuity Date. The Annuity Date and Annuity Payment Options available for Qualified Contracts may also be controlled by endorsements, the plan or applicable law.

ANNUITY PAYMENT OPTIONS

All Annuity Payment Options (except for the Designated Period Annuity Option) are offered as "Variable Annuity Options." This means that Annuity Payments, after the initial payment, will reflect the investment experience of the Portfolio or Portfolios you have chosen. All Annuity Payment Options are also offered as "Fixed Annuity Options." This means that the amount of each payment will be set on the Annuity Date and will not change. The following Annuity Payment Options are available under the Contract:

Life Annuity--Monthly Annual Payments are paid for the life of an Annuitant, ceasing with the last Annuity Payment due prior to the Annuitant's death.

Joint and Last Survivor Annuity--Monthly Annuity Payments are paid for the life of two Annuitants and thereafter for the life of the survivor, ceasing with the last Annuity Payment due prior to the survivor's death.

Life Annuity with Period Certain--Monthly Annuity Payments are paid for the life of an Annuitant, with a Period Certain of not less than 120, 180, or 240 months, as elected.

Installment or Unit Refund Life Annuity--Available as either a Fixed (Installment Refund) or Variable (Unit Refund) Annuity Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a Period Certain determined by dividing the Accumulated Value by the first Annuity Payment.

Designated Period Annuity--Only available as a Fixed Annuity Option. Monthly Annuity Payments are paid for a Period Certain as elected, which may be from 10 to 30 years.

Before the Annuity Date and while the Annuitant is living, you may change the Annuity Payment Option by written request. The request for change must be made at least 30 days prior to the Annuity Date and is subject to the approval of the Company. If an Annuity Payment Option is chosen that depends on the continuation of the life of the Annuitant, proof of birth date may be required before Annuity Payments begin. For Annuity Payment Options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments to older Annuitants are expected to be fewer in number, the amount of each Annuity Payment will generally be greater.

All or part of the Accumulated Value may be placed under one or more Annuity Payment Options. If Annuity Payments are to be paid under more than one option, the Company must be told what part of the Accumulated Value is to be paid under each option.

If at the time of any Annuity Payment you have not provided the Company with a written election not to have federal income taxes withheld, the Company must by law withhold such taxes from the taxable portions of such Annuity Payment and remit that amount to the federal government.

In the event that an Annuity Payment Option is not selected, the Company will make monthly Annuity Payments that will go on for as long as the Annuitant lives (120 payments guaranteed) in accordance with the Life Annuity with Period Certain Option and the annuity benefit sections of the Contract. That portion of the Accumulated Value that has been held in a Portfolio prior to the Annuity Date will be applied under a Variable Annuity Option based on the performance of the Portfolio. Subject to approval by the Company, you may select any other Annuity Payment Option then being offered by the Company. All Fixed Annuity Payments and the initial Variable Annuity Payment are guaranteed to be not less than as provided by the Annuity Tables and the Annuity Payment Option elected by the Contract Owner. The minimum payment, however, is $100. If the Accumulated Value is less than $2,000 the Company has the right to pay that amount in a lump sum. From time to time, the Company may require proof that the Annuitant or Contract Owner is living. Annuity Payment Options are not available to: (1) an assignee; or (2) any other than a natural person, except with the consent of the Company.

We may, at the time of election of an Annuity Payment Option, offer more favorable rates in lieu of the guaranteed rates specified in the Annuity Tables found in the Contract.

The value of Variable Annuity Payments will reflect the investment experience of the chosen Portfolio. Only one Variable Annuity Option may be chosen from among those made available by the Company for each Portfolio. The Annuity Tables, which are contained in the Contract and are used to calculate the value of the initial Variable Annuity Payment, are based on an assumed interest rate of 4%. If the actual net investment experience exactly equals the assumed interest rate, then the Variable Annuity Payments will remain the same (equal to the first Annuity Payment). However, if actual investment experience exceeds the assumed interest rate, the Variable Annuity Payments will increase; conversely, they will decrease if the actual experience is lower. The method of computation of Variable Annuity Payments is described in more detail in the Statement of Additional Information.

The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

After the Annuity Date, you may change the Portfolio funding the Variable Annuity Payments on the appropriate Company form or by calling our Administrative Offices at 1-800-797-9177.

If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee's address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee's responsibility to keep the Company informed of the Payee's current address of record.

DEATH BENEFIT

Generally, federal tax law requires that if any Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the Primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

DEATH OF ANNUITANT BEFORE ANNUITY DATE

If the Annuitant dies prior to the Annuity Date, an amount will be paid as proceeds to the Annuitant's Beneficiary. The Death Benefit is calculated and is payable upon receipt of due Proof of Death of the Annuitant as well as proof that the Annuitant died prior to the Annuity Date. Upon receipt of this proof, the Death Benefit will be paid within seven days, or as soon thereafter as the Company has sufficient information about the Annuitant's Beneficiary to make the payment. The Annuitant's Beneficiary may receive the amount payable in a lump sum cash benefit or under one of the Annuity Payment Options.

The Death Benefit is the greater of:

  (1) The Accumulated Value on the date we receive due Proof of Death; or

  (2) The Adjusted Death Benefit.

During the first six Contract Years, the Adjusted Death Benefit will be the sum of all Net Purchase Payments made, less any partial withdrawals taken. During each subsequent six-year period, the Adjusted Death Benefit will be the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made, less any partial withdrawals taken during the current six-year period. After the Annuitant attains age 75, the Adjusted Death Benefit will remain equal to the Death Benefit on the last day of the six year period before age 75 occurs plus any Net Purchase Payments subsequently made, less any partial withdrawals subsequently taken.

DEATH OF ANNUITANT ON OR AFTER ANNUITY DATE

The Death Benefit, if any, payable if the Annuitant dies on or after the Annuity Date depends on the Annuity Payment Option selected. Upon the Annuitant's death, the remaining portion of the value of the Contract will be distributed to the Annuitant's Beneficiary at least as rapidly as under the method of distribution being used on the date of the Annuitant's death.

DESIGNATION OF AN ANNUITANT'S BENEFICIARY

The Contract Owner may select one or more Annuitant's Beneficiaries and name them in the application. Thereafter, while the Annuitant is living, the Contract Owner may change the Annuitant's Beneficiary by sending us the appropriate Company form. Such change will take effect on the date such form is signed by the Contract Owner but will not affect any payment made or other action taken before the Company acknowledges such form. You may also make the designation of Annuitant's Beneficiary irrevocable by sending us the appropriate Company form and obtaining approval from the Company. Changes in the Annuitant's Beneficiary may then be made only with the consent of the designated irrevocable Annuitant's Beneficiary.

If the Annuitant dies prior to the Annuity Date, the following will apply unless the Contract Owner has made other provisions.

  (a) If there is more than one Annuitant's Beneficiary, each will share in the Death Benefits equally;

  (b) If one or two or more Annuitant's Beneficiaries have already died, that share of the Death Benefit will be paid equally to the survivor(s);

  (c) If no Annuitant's Beneficiary is living, the proceeds will be paid to the Contract Owner;

  (d) Unless otherwise provided, if an Annuitant's Beneficiary dies at the same time as the Annuitant, the proceeds will be paid as though the Annuitant's Beneficiary had died first. Unless otherwise provided, if an Annuitant's Beneficiary dies within 15 days after the Annuitant's death and before the Company receives due proof of the Annuitant's death, proceeds will be paid as though the Annuitant's Beneficiary had died first.

If an Annuitant's Beneficiary who is receiving Annuity Payments dies, any remaining payments certain will be paid to that Annuitant's Beneficiary's named beneficiary(ies) when due. If no Annuitant's Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is the Annuitant, this right will pass to his or her estate. If a Life Annuity with Period Certain option was elected, and if the Annuitant dies on or after the Annuity Date, any unpaid payments certain will be paid to the Annuitant's Beneficiary or your designated Payee.

DEATH OF CONTRACT OWNER

DEATH OF CONTRACT OWNER BEFORE ANNUITY DATE. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies before the Annuity Date, the entire value of the Contract must be distributed within five years of the date of death. First exception: If the entire interest is to be distributed to the Owner's Designated Beneficiary, he or she may elect to have it paid as an annuity over his or her life or over a period certain not to exceed his or her life expectancy as long as the payments begin within one year of the date of death. Second exception: If the Owner's Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. ("Owner's Designated Beneficiary" means the natural person named by the Owner as a beneficiary and who becomes Owner of the Contract upon the Contract Owner's death.) If the Contract Owner and the Annuitant are the same person, then upon that person's death the Annuitant's Beneficiary is entitled to the Death Benefit. In this regard, see "Death of Annuitant Before Annuity Date," page 21.

DEATH OF CONTRACT OWNER ON OR AFTER ANNUITY DATE. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies on or after the Annuity Date, the remaining portions of the value of the Contract must be distributed at least as rapidly as under the method of distribution being used on the date of death.

NON-NATURAL PERSON AS CONTRACT OWNER. Where the Contract Owner is not a natural person, the death of the "primary Annuitant" is treated as the death of the Contract Owner for purposes of federal tax law. (The Code defines a primary Annuitant as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the primary Annuitant is also treated as the death of the Contract Owner for purposes of federal tax law.

DEFERMENT OF PAYMENT

Payment of any cash withdrawal or lump sum Death Benefit due from the Separate Account will occur within seven days from the date the election becomes effective except that the Company may be permitted to defer such payment if:
(1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the New York Stock Exchange is otherwise restricted; or (2) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (3) the SEC permits a delay for the protection of Contract Owners.

                          FEDERAL TAX CONSIDERATIONS

INTRODUCTION

The ultimate effect of federal income taxes on the amounts paid for the Contract, on the investment return on assets held under a Contract, on Annuity Payments, and on the economic benefits to the Contract Owner, Annuitant or Annuitant's Beneficiary, depends on the terms of the Contract, the Company's tax status and upon the tax status of the individuals concerned. The following discussion is general in nature and is not intended as tax advice. You should consult a tax advisor regarding the tax consequences of purchasing a Contract. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion is based upon the Company's understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws, the Treasury regulations or the current interpretations by the Internal Revenue Service. We reserve the right to make uniform changes in the Contract to the extent necessary to continue to qualify the Contract as an annuity. For a discussion of federal income taxes as they relate to the Funds, please see the accompanying Prospectuses for the Funds.

TAXATION OF ANNUITIES IN GENERAL

GENERAL RULE OF TAX DEFERRAL

Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value under a Contract until some form of withdrawal or distribution is made under it. However, under certain circumstances, the increase in value may be subject to current federal income tax. (See "Annuity Contracts Owned by Non-Natural Persons" and
"Diversification Standards," page 25.)

TAXATION OF FULL OR PARTIAL WITHDRAWALS

Section 72 provides that the proceeds of a full or partial withdrawal from a Contract prior to the Annuity Date will be treated as taxable income to the extent the amounts held under the Contract exceed the "investment in the Contract," as that term is defined in the Code. The "investment in the Contract" can generally be described as the cost of the Contract, and generally constitutes all Purchase Payments paid for the Contract less any amounts received under the Contract that are excluded from the individual's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial withdrawal of a Contract.

Upon receipt of a full or partial withdrawal or an Annuity Payment under the Contract, you will be taxed if the value of the Contract exceeds the investment in the Contract. Ordinarily, the taxable portion of such payments will be taxed at ordinary income tax rates. Partial withdrawals are generally taken out of earnings first and then investment in the Contract.

TAXATION OF ANNUITY PAYMENTS

For Fixed Annuity Payments, in general, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity Payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income tax rates. For Variable Annuity Payments, in general, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxed at ordinary income tax rates. Once the excludible portion of Annuity Payments to date equals the investment in the Contract, the balance of the Annuity Payments will be fully taxable.

Generally, the entire amount distributed from a Qualified Contract is taxable to the Contract Owner. In the case of Qualified Contracts with after tax contributions, the Contract Owner is entitled to exclude the portion of each withdrawal or annuity payment constituting a return of after tax contributions. Once all of your after tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Since the Company has no knowledge of the amount of after tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

TAX WITHHOLDING

Withholding of federal income taxes on all distributions is required unless the recipient elects not to have any amounts withheld and properly notifies the Company of that election. In certain situations, taxes will be withheld on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty.

PENALTY TAXES

With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to 10% of the taxable portion of amounts withdrawn or distributed. However, the penalty tax will not apply to withdrawals (i) made on or after the death of the Contract Owner or, where the Contract Owner is not an individual, the death of the Annuitant, who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Contracts; (ii) attributable to the taxpayer's becoming disabled within the meaning of Code Section 72(m)(7);
(iii) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;
(iv) from a qualified plan (note, however, other penalties may apply); (v) under a qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract as defined in Section 72(u)(4); (vii) allocable to the investment in the Contract prior to August 14, 1982; or
(viii) that are purchased by an employer on termination of certain types of qualified plans and that are held by the employer until the employee separates from service. Other tax penalties may apply to certain distributions as well as to certain contributions and other transactions under Qualified Contracts.

If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iii) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2. The tax penalty may also not apply to distributions from Qualified Contracts issued under Section 408(b) or 408A of the Code used to pay qualified higher education expenses or the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer.

ANNUITY CONTRACTS OWNED BY NON-NATURAL PERSONS

Where the Contract is held by a non-natural person (for example, a corporation), the Contract is generally not treated as an annuity contract for federal income tax purposes, and the income on that Contract (generally the increase in the net Accumulated Value less the payments) is includible in taxable income each year. The rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an agent for a natural person. The rule also does not apply where the Contract is acquired by the estate of a decedent, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased by an employer on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity, as defined under Section 72(u)(4) of the Code.

MULTIPLE-CONTRACTS RULE

All non-qualified annuity contracts issued by the same company (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one contract for purposes of determining the amount includible in the taxpayer's gross income. Thus, any amount received under any Contract prior to the Contract's Annuity Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such contracts. The Treasury Department has specific authority to issue regulations that prevent the avoidance of Code
Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Contracts purchased by the same Contract Owner. The aggregation rules do not apply to immediate annuities as defined under Section 72(u)(4) of the Code. Accordingly, a Contract Owner should consult a tax adviser before purchasing more than one Contract or other annuity contracts.

TRANSFERS OF ANNUITY CONTRACTS

Any transfer of a Non-Qualified Contract prior to the Annuity Date for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Contract to the Contract Owner at the time of such transfer. The investment in the Contract of the transferee will be increased by any amount included in the Contract Owner's income. This provision, however, does not apply to those transfers between spouses or former spouses incident to a divorce which are governed by Code Section 1041(a).

ASSIGNMENTS OF ANNUITY CONTRACTS

A transfer of ownership of a Contract, a collateral assignment or the designation of an Annuitant or other beneficiary who is not also the Contract Owner may result in tax consequences to the Contract Owner, Annuitant or beneficiary that are not discussed herein. A Contract Owner contemplating such a transfer or assignment of a Contract should contact a tax adviser with respect to the potential tax effects of such a transaction.

THE COMPANY'S TAX STATUS

The Company is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Separate Account is not a separate entity from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the Accumulated Value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to the Company. The Company reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

DIVERSIFICATION STANDARDS

To comply with certain diversification regulations (the "Regulations") under Code Section 817(h), after a start up period, each Subaccount of the Separate Account will be required to diversify its investments. The Regulations generally require that on the last day of each quarter of a calendar year, no more than 55% of the value of each Subaccount is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. A

"look-through" rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the percentage limitations by looking through to the assets of the Portfolios in which each such division invests. All securities of the same issuer are treated as a single investment. Each government agency or instrumentality will be treated as a separate issuer for purposes of those limitations.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance concerning the extent to which Contract Owners may direct their investments to particular divisions of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or ruling are issued, the Contract may need to be modified in order to remain in compliance. For these reasons, the Company reserves the right to modify the Contract, as necessary, to prevent the Contract Owner from being considered the owner of assets of the Separate Account.

We intend to comply with the Regulations to assure that the Contract continues to be treated as annuity contracts for federal income tax purposes.

403(B) CONTRACTS

Contracts will be offered in connection with retirement plans adopted by public school systems and certain tax-exempt organizations (Code Section 501(c)(3) organizations) for their employees under Section 403(b) of the Code; except, as discussed below and subject to any conditions in an employer's plan, a Contract used in connection with a Section 403(b) Plan offers the same benefits and is subject to the same charges described in this Prospectus.

Under 403(b) Contracts, the Contract Owner and the Annuitant must be the same person. The Code imposes a maximum limit on annual Purchase Payments which may be excluded from your gross income. Such limit must be calculated in accordance with Sections 403(b), 415 and 402(g) of the Code. In addition, Purchase Payments will be excluded from your gross income only if the 403(b) Plan meets certain Code non-discrimination requirements.

Under your 403(b) Contract, you may borrow against your Contract's Surrender Value after the first Contract Year. No additional loans will be extended until prior loan balances are paid in full. The loan amount must be at least $1,000 and your Contract must have a minimum vested Accumulated Value of $2,000. The loan amount may not exceed the lesser of (a) or (b), where (a) is 50% of the Contract's vested Accumulated Value on the date on which the loan is made, or $10,000, and (b) is $50,000 reduced by the excess, if any, of the highest outstanding balance of loans during the one-year period ending on the day before the current loan is made, over the outstanding balance of loans on the date of the current loan. If you are married, your spouse must consent in writing to a loan request. This consent must be given within the 90-day period before the loan is to be made.

The loan interest rate is variable, is determined monthly, and is based on the Moody's Corporate Bond Yield Averages-Monthly Average Corporates (the "Average"), which is published by Moody's Investors Service, Inc. We will notify you of the initial loan interest rate at the time the loan is made. The initial interest rate may be increased or reduced by us during the life of the loan based on changes of the Average. If a change in the Average would cause the initial loan interest rate (or a subsequent rate that has been previously increased or reduced by us) to be reduced by 0.50% per annum or more, we must reduce the loan interest rate. If a change in the Average would cause the initial loan interest rate (or a subsequent rate that has been previously increased or reduced by us) to be increased by 0.50% per annum, we may increase the loan interest rate at our discretion. In no event will the loan interest rate be greater than the maximum allowed by the insurance regulations of the State of New York.

On the first Business Day of each calendar month, the Company will determine a loan interest rate. The loan interest rate for the calendar month in which the loan is effective will apply for one year from the loan effective date. Annually on the anniversary of the loan effective date, the rate will be adjusted to equal the loan interest rate determined for the month in which the loan anniversary occurs.

Principal and interest on loans must be repaid in substantially level payments, not less frequently than quarterly, over a five year term except for certain loans for the purchase of a principal residence. If the loan interest rate is adjusted, future payments will be adjusted so that the outstanding loan balance is amortized in equal quarterly installments over the remaining term. The remainder of each repayment will be credited to the individual account.

If a loan payment is not made when due, interest will continue to accrue. The defaulted payment plus accrued interest will be deducted from any future distributions under the Contract and paid to us. Any loan payment which is not made when due, plus interest, will be treated as a distribution, as permitted by law. The loan payment may be taxable to the borrower, and may be subject to the early withdrawal tax penalty. When a loan is made, unless you instruct us to the contrary, the number of Accumulation Units equal to the loan amount will be withdrawn from the individual account and placed in the Collateral Fixed Account. Accumulation Units taken from the individual account to provide a loan do not participate in the investment experience of the related Portfolios. Unless instructed to the contrary by you, the loan amount will be withdrawn on a pro rata basis from the Portfolios to which Accumulated Value has been allocated. Until the loan is repaid in full, that portion of the Collateral Fixed Account shall be credited with interest at a rate of 2% less than the loan interest rate applicable to the loan. However, the interest rate credited to the Collateral Fixed Account will never be less than the guaranteed rate of 3%.

A bill in the amount of the quarterly principal and interest will be mailed directly to you in advance of the payment due date. The initial quarterly repayment will be due three months from the loan date. The loan date will be the date that the Company receives the loan request form in good order. Payment is due within 30 calendar days after the due date. Subsequent quarterly installments are based on the first due date.

When repayment of principal is made, Accumulation Units will be reallocated on a current value basis among the same investment Portfolios and in the same proportion as when the loan was initially made, unless you specify otherwise. If a repayment in excess of a billed amount is received, the excess will be applied towards the principal portion of the outstanding loan. Payments received which are less than the billed amount will not be accepted and will be returned to you.

If a partial surrender is taken from your individual account due to nonpayment of a billed quarterly installment, the date of the surrender will be the first Business Day following the 30 calendar day period in which the repayment was due.

Prepayment of the entire loan is allowed. At the time of prepayment, the Company will bill you for any accrued interest. The Company will consider the loan paid when the loan balance and accrued interest are paid.

If the individual account is surrendered or if the Contract Owner dies with an outstanding loan balance, the outstanding loan balance and accrued interest will be deducted from the Surrender Value or the Death Benefit, respectively. If an Annuity Payment Option is elected while there is an outstanding loan balance, the outstanding loan balance and accrued interest will be deducted from the Accumulated Value.

The Company may require that any outstanding loan be paid if the individual account value falls below an amount equal to 25% of total loans outstanding.

The Code requires the aggregation of all loans made to an individual employee under a single employer-sponsored 403(b) Plan. However, since the Company has no information concerning the outstanding loans that you may have with other companies, it will only use the information available under Contracts issued by the Company.

The Code imposes restrictions on full or partial surrenders from 403(b) individual accounts attributable to Purchase Payments under a salary reduction agreement and to any earnings on the entire 403(b) individual account credited on and after January 1, 1989. Surrenders of these amounts are allowed only if the Contract Owner (a) has died, (b) has become disabled, as defined in the Code, (c) has attained age 59 1/2, or (d) has separated from service. Surrenders are also allowed if the Contract Owner can show "hardship," as defined by the Internal Revenue Service, but the surrender is limited to the lesser of Purchase Payments made on or after January 1, 1989 or the amount necessary to relieve the hardship. Even if a surrender is permitted under these provisions, a 10% federal tax penalty may be assessed on the withdrawn amount if it does not otherwise meet the exceptions to the penalty tax provisions. (See "Taxation of Annuities in General," page 23.)

Under the Code, you may request a full or partial surrender of an amount equal to the individual account cash value as of December 31, 1988 (the "grandfathered" amount), subject to the terms of the 403(b) Plan. Although the Code surrender restrictions do not apply to this amount, a 10% federal penalty tax may be assessed on the withdrawn amount if it does not otherwise meet the exceptions to the penalty tax provisions (See "Taxation of Annuities in General," page 23.)

The Company believes that the Code surrender restrictions do not apply to tax-free transfers pursuant to Revenue Ruling 90-24. The Company further believes that the surrender restrictions will not apply to any "grandfathered" amount transferred pursuant to Revenue Ruling 90-24 into another 403(b) Contract.

                              GENERAL INFORMATION

ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS

The Company retains the right, subject to any applicable law, to make certain changes. The Company reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Funds, or of another registered, open-end management investment company, if the shares of the Portfolios are no longer available for investment, or, if in the Company's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to a Contract Owner's interest in a Portfolio will not be made until SEC approval has been obtained and the Contract Owner has been notified of the change.

New Portfolios may be established at the discretion of the Company. Any new Portfolio will be made available to existing Contract Owners on a basis to be determined by the Company. The Company may also eliminate one or more Portfolios if marketing, tax, investment or other conditions so warrant.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the Contracts as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be deregistered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other separate accounts.

VOTING RIGHTS

The Funds do not hold regular meetings of shareholders. The Directors/Trustees of each Fund may call special meetings of shareholders as may be required by the 1940 Act or other applicable law. To the extent required by law, the Portfolio shares held in the Separate Account will be voted by the Company at shareholder meetings of each Fund in accordance with instructions received from persons having voting interests in the corresponding Portfolio. Fund shares as to which no timely instructions are received or shares held by the Company as to which Contract Owners have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all Contracts participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

The number of votes that are available to a Contract Owner will be calculated separately for each Portfolio. That number will be determined by applying his or her percentage interest, if any, in a particular Portfolio to the total number of votes attributable to the Portfolio.

Prior to the Annuity Date, a Contract Owner holds a voting interest in each Portfolio to which the Accumulated Value is allocated. The number of votes which are available to a Contract Owner will be determined by dividing the Accumulated Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Annuity Date, the person receiving Annuity Payments has the voting interest. The number of votes after the Annuity Date will be determined by dividing the reserve for such Contract allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Date, the votes attributable to a Contract decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

The number of votes of the Portfolio that are available will be determined as of the date coincident with the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the corresponding Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by such Fund.

YEAR 2000 MATTERS

In March 1997, the Company adopted and currently has in place a Year 2000 Assessment and Planning Project (the "Plan") to review and analyze existing hardware and software systems, as well as voice and data communications systems, to determine if they are Year 2000 compatible. The Plan provides for a management process that ensures that when a particular system, or software application, is determined to be "non-compliant" the proper steps are in place to either remedy the "non-compliance" or cease using the particular system or software. The Plan also provides that the Chief Information Officer report to the Board of Directors as to the status of the efforts under the Plan on a regular and routine basis. The Company has engaged the services of a third-party provider that is specialized in Year 2000 issues to work on the project.

The Plan has four specific objectives: (1) to develop an inventory of all applications; (2) to evaluate all applications in the inventory to determine the most prudent manner to move them to Year 2000 compliance, if required; (3) to estimate budgets, resources and schedules for the migration of the "affected" applications to Year 2000 compliance; and (4) to define testing and deployment requirements to successfully manage validation and re-deployment of any changed code. It is anticipated that all compliance issues will be resolved by December 1998.

As of the date of this Prospectus, the Company has identified and made available what it believes are the appropriate resources of hardware, people, and dollars, including the engagement of outside third parties, to ensure that the Plan will be completed.

The Year 2000 computer problem, and its resolution, is complex and multifaceted, and the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that the systems or equipment addresses Year 2000 data prior to the Year 2000). Even with appropriate and diligent pursuit of a well conceived response plan, including testing procedures, there is no certainty that any company will achieve complete success. Further, notwithstanding its efforts or results, the Company's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failures to act) of third parties beyond its knowledge or control.

AUDITORS

Ernst & Young LLP serves as independent auditors for the Separate Account and the Company and will audit their financial statements annually.

LEGAL MATTERS

Jorden Burt Boros Cicchetti Berenson & Johnson LLP of Washington, D.C. has provided legal advice relating to the federal securities laws applicable to the issue and sale of the Contracts. All matters of New York law pertaining to the validity of the Contract and the Company's right to issue such Contracts have been passed upon by Gregory E. Miller-Breetz, Esquire, on behalf of the Company.

          TABLE OF CONTENTS FOR THE PROVIDIAN MARQUEE VARIABLE ANNUITY

                      STATEMENT OF ADDITIONAL INFORMATION

                                                                           PAGE
THE CONTRACT..............................................................   2
  Computation of Variable Annuity Income Payments.........................   2
  Exchanges...............................................................   3
  Exceptions to Charges and to Transaction or Balance Requirements........   3
GENERAL MATTERS...........................................................   3
  Non-Participating.......................................................   3
  Misstatement of Age or Sex..............................................   3
  Assignment..............................................................   3
  Annuity Data............................................................   4
  Annual Statement........................................................   4
  Incontestability........................................................   4
  Ownership...............................................................   4
PERFORMANCE INFORMATION...................................................   4
  Money Market Subaccount Yields..........................................   4
  30-Day Yield for Non-Money Market Subaccounts...........................   5
  Standardized Average Annual Total Return for Subaccounts................   5
ADDITIONAL PERFORMANCE MEASURES...........................................   6
  Non-Standardized Actual Total Return and Non-Standardized Actual Average
   Annual Total Return....................................................   6
  Non-Standardized Total Return Year-to-Date..............................   6
  Non-Standardized One Year Return........................................   6
  Non-Standardized Hypothetical Total Return and Non-Standardized
   Hypothetical Average Annual Total Return...............................   6
  Individualized Computer Generated Illustrations.........................  11
PERFORMANCE COMPARISONS...................................................  12
SAFEKEEPING OF ACCOUNT ASSETS.............................................  13
THE COMPANY...............................................................  14
STATE REGULATION..........................................................  14
RECORDS AND REPORTS.......................................................  14
DISTRIBUTION OF THE CONTRACTS.............................................  14
LEGAL PROCEEDINGS.........................................................  14
OTHER INFORMATION.........................................................  15
FINANCIAL STATEMENTS......................................................  15
  Audited Financial Statements............................................  15

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT C
                      STATEMENT OF ADDITIONAL INFORMATION
                                    FOR THE

                      PROVIDIAN MARQUEE VARIABLE ANNUITY

                                  Offered by
               First Providian Life and Health Insurance Company
                          (A New York Stock Company)
                            Administrative Offices
                              520 Columbia Drive
                         Johnson City, New York  13790


This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Providian Marquee variable annuity contracts (the "Contracts" and each a "Contract," respectively) offered by First Providian Life and Health Insurance Company (the "Company"). You may obtain a copy of the Prospectus dated May 1, 1998, by calling 1-800-797-9177 or by writing to our Administrative Offices, 520 Columbia Drive, Johnson City, New York 13790. Terms used in the current Prospectus for the Contract are incorporated in this Statement.
THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.

                                 May 1, 1998


TABLE OF CONTENTS                                                          PAGE
-----------------                                                          ----

THE CONTRACT...............................................................  2
  Computation of Variable Annuity Income Payments..........................  2
  Exchanges................................................................  3
  Exceptions to Charges and to Transaction or Balance Requirements.........  3
GENERAL MATTERS............................................................  3
  Non-Participating........................................................  3
  Misstatement of Age or Sex...............................................  3
  Assignment...............................................................  3
  Annuity Data.............................................................  4
  Annual Statement.........................................................  4
  Incontestability.........................................................  4
  Ownership................................................................  4
PERFORMANCE INFORMATION....................................................  4
  Money Market Subaccount Yields...........................................  4
  30-Day Yield for Non-Money Market Subaccounts............................  5
  Standardized Average Annual Total Return for Subaccounts.................  5
ADDITIONAL PERFORMANCE MEASURES............................................  6
  Non-Standardized Actual Total Return and Non-Standardized
  Actual Average Annual Total Return.......................................  6
  Non-Standardized Total Return Year-to-Date...............................  6
  Non-Standardized One Year Return.........................................  6
  Non-Standardized Hypothetical Total Return and Non-Standardized
    Hypothetical Average Annual Total Return...............................  6
  Individualized Computer Generated Illustrations.......................... 11
PERFORMANCE COMPARISONS.................................................... 12
SAFEKEEPING OF ACCOUNT ASSETS.............................................. 13
THE COMPANY................................................................ 14
STATE REGULATION........................................................... 14
RECORDS AND REPORTS........................................................ 14
DISTRIBUTION OF THE CONTRACTS.............................................. 14
LEGAL PROCEEDINGS.......................................................... 14
OTHER INFORMATION.......................................................... 15
FINANCIAL STATEMENTS....................................................... 15
  Audited Financial Statements............................................. 15

                                  THE CONTRACT

In order to supplement the description in the Prospectus, the following provides additional information about the Contract which may be of interest to Contract Owners.

COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

The amounts shown in the Annuity Tables contained in your Contract represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Contract corresponding to the Annuity Payment Option elected by the Contract Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment. The Company may, at the time annuity income payments are computed, offer more favorable rates in lieu of the guaranteed rates specified in the Annuity Tables.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days prior to the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an Exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

          (a)  =    the Annuity Unit Value for the immediately preceding
                    Business Day;

          (b)  =    the Net Investment Factor for the day;

          (c)  =    the investment result adjustment factor (.99989255 per day), which recognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

          (a)  =    any increase or decrease in the value of the Subaccount
                    due to investment results;

          (b)  =    a daily charge for the mortality and expense risks assumed by the Company corresponding to an annual rate of 1.25%;

          (c)  =    a daily charge for the cost of administering the Contract
                    corresponding to an annual charge of .15% of the value of the Subaccount plus the Annual Contract Fee.

The Annuity Tables contained in the Contract are based on the 1983 Table "A" Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year.

EXCHANGES

After the Annuity Date you may, by making a written request, exchange the current value of an existing Subaccount to Annuity Units of any other Subaccount(s) then available. The written request for an Exchange must be received by us, however, at least 10 Business Days prior to the first payment date on which the Exchange is to take effect. An Exchange shall result in the same dollar amount as that of the Annuity Payment on the date of Exchange (the "Exchange Date"). Each year you may make an unlimited number of free Exchanges between Subaccounts. We reserve the right to charge a $15 fee in the future for Exchanges in excess of twelve per Contract Year.

Exchanges will be made using the Annuity Unit Value for the Subaccounts on the date the written request for Exchange is received. On the Exchange Date, the Company will establish a value for the current Subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing Subaccounts and compute the number of Annuity Units for the new Subaccounts by dividing the Annuity Unit Value of the new Subaccounts into the value previously calculated for the existing Subaccounts.

EXCEPTIONS TO CHARGES AND TO TRANSACTION OR BALANCE REQUIREMENTS

The Company may reduce any applicable sales loads and reduce administrative charges or other deductions from Purchase Payments in certain situations where the Company expects to realize significant economies of scale or other economic benefits with respect to the sales of Contracts. This is possible because sales costs do not increase in proportion to the dollar amount of the Contracts sold. For example, the per-dollar transaction cost for a sale of a Contract equal to $5,000 is generally much higher than the per-dollar cost for a sale of Contract equal to $1,000,000. As a result, any applicable sales charge declines as a percentage of the dollar amount of Contracts sold as the dollar amount increases.

The Company may also reduce any applicable sales loads and reduce administrative charges and fees on sales to directors, officers and bona fide full-time employees (and their spouses and minor children) of the Company, its ultimate parent company, and certain of their affiliates and certain sales representatives for the Contract. The Company may also grant waivers or modifications of certain minimum or maximum purchase and transaction amounts or balance requirements in these circumstances.

Notwithstanding the above, any variations in the sales loads, administrative charges or other deductions from Purchase Payments or in the minimum or maximum transaction or balance requirements shall reflect differences in costs or services and shall not be unfairly discriminatory against any person.

                                 GENERAL MATTERS

NON-PARTICIPATING

The Contracts are non-participating. No dividends are payable and the Contracts will not share in the profits or surplus earnings of the Company.

MISSTATEMENT OF AGE OR SEX

The Company may require proof of age and sex before making Annuity Payments. If the Annuitant's stated age, sex or both in the Contract are incorrect, the Company will change the annuity benefits payable to those benefits which the Purchase Payments would have purchased for the correct age and sex. In the case of correction of the stated age and/or sex after payments have commenced, the Company will (1) in the case of underpayment, pay the full amount due with the next payment; (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

Any Non-Qualified Contract may be assigned by you prior to the Annuity Date and during the Annuitant's lifetime. The Company is not responsible for the validity of any assignment. No assignment will be recognized until the Company receives the appropriate Company form notifying the Company of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. The Company shall not be liable as to any payment or other settlement made by the Company before receipt of the appropriate Company form.

ANNUITY DATA

The Company will not be liable for obligations which depend on receiving information from a Payee until such information is received in a form satisfactory to the Company.

ANNUAL STATEMENT


Once each Contract Year, the Company will send you an annual statement of the current Accumulated Value allocated to each Subaccount; and any Purchase Payments, charges, Exchanges or withdrawals during the year. This report will also give you any other information required by law or regulation. You may ask for an annual statement like this at any time. We will also send you quarterly statements. However, we reserve the right to discontinue quarterly statements at any time.

INCONTESTABILITY

This Contract is incontestable from the Contract Date, subject to the "Misstatement of Age or Sex" provision.

OWNERSHIP

The Contract Owner on the Contract Date is the Annuitant, unless otherwise specified in the application. The Contract Owner may specify a new Contract Owner by sending us the appropriate Company form at any time thereafter. The term Contract Owner also includes any person named as a Joint Owner. A Joint Owner shares ownership in all respects with the Contract Owner. During the Annuitant's lifetime, all rights and privileges under this Contract may be exercised solely by the Contract Owner. Upon the death of the Contract Owner, ownership is retained by the surviving Joint Owner or passes to the Owner's Designated Beneficiary, if one has been designated by the Contract Owner. If no Owner's Designated Beneficiary has been selected or if no Owner's Designated Beneficiary is living, then the Owner's Designated Beneficiary is the Contract Owner's estate. From time to time the Company may require proof that the Contract Owner is still living.


                                 PERFORMANCE INFORMATION

Performance information for the Subaccounts including the yield and effective yield of the Fidelity Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts, may appear in reports or promotional literature to current or prospective Contract Owners.

Where applicable in calculating performance information, the Annual Contract Fee is reflected as a percentage equal to the estimated total amount of fees collected during a calendar year divided by the estimated total average net assets of the Portfolios during the same calendar year. The fee is assumed to remain the same in each year of the applicable period. (With respect to partial year periods, if any, the Annual Contract Fee is pro-rated to reflect only the applicable portion of the partial year period.)

Where applicable, the following subaccount inception dates are used in the calculation of performance figures: 5/1/97 for the Fidelity Money Market Portfolio; 5/1/97 for the Fidelity Equity-Income Portfolio; 5/1/97 for the Fidelity Growth Portfolio; 5/1/97 for the Fidelity Asset Manager Portfolio; 5/1/97 for the Dreyfus Growth and Income Portfolio; 5/1/97 for the Dreyfus Quality Bond Portfolio; 5/1/97 for the T. Rowe Price Equity Income Portfolio; 5/1/97 for the T. Rowe Price New America Growth Portfolio; 5/1/97 for the T. Rowe Price International Stock Portfolio; 5/1/97 for the OCC Accumulation Trust Managed Portfolio; 5/1/97 for the OCC Accumulation Trust Small Cap Portfolio; and 5/1/97 for the OCC Accumulation Trust Government Income Portfolio.

MONEY MARKET SUBACCOUNT YIELDS

Current yield for the Fidelity Money Market Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

             Effective Yield = [((Base Period Return)+1)/365/7/]-1


30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining Subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

                           YIELD = 2[(a-b+1)/6/-1]
                                      ---
                                      cd
  Where:
     [a] equals the net investment income earned during the period by the Portfolio attributable to shares owned by a Subaccount

     [b]       equals the expenses accrued for the period (net of reimbursement)

     [c] equals the average daily number of Units outstanding during the period

     [d] equals the maximum offering price per Accumulation Unit on the last day of the period

Yield on a Subaccount is earned from the increase in net asset value of shares of the Portfolio in which the Subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.


STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNTS

When advertising performance of the Subaccounts, the Company will show the "Standardized Average Annual Total Return," calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads (including the contingent deferred sales load), the Annual Contract Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

                                 P(1 + T)/n/ = ERV

  Where:

     (1)  [P]  equals a hypothetical initial Purchase Payment of $1,000

     (2)  [T]  equals an average annual total return

     (3)  [n]  equals the number of years

     (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 Purchase Payment made at the beginning of the period (or fractional portion thereof)


 STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDING DECEMBER 31, 1997

     Subaccount                                     1 Year     Since Inception
     ----------                                     ------     ---------------
Fidelity Money Market Portfolio                      N/A            -4.74
Fidelity Equity-Income Portfolio                     N/A            12.03
Fidelity Growth Portfolio                            N/A            10.63
Fidelity Asset Manager Portfolio                     N/A             7.59
Dreyfus Growth and Income Portfolio                  N/A             7.88
Dreyfus Quality Bond Portfolio                       N/A            -0.14
T. Rowe Price Equity Income Portfolio                N/A            12.75
T. Rowe Price New America Growth Portfolio           N/A            16.03
T. Rowe Price International Stock Portfolio          N/A            -5.03
OCC Accumulation Trust Managed Portfolio             N/A             6.93
OCC Accumulation Trust Small Cap Portfolio           N/A            13.50
OCC Accumulation Trust Government Income Portfolio   N/A            -1.49


                        ADDITIONAL PERFORMANCE MEASURES

NON-STANDARDIZED ACTUAL TOTAL RETURN AND NON-STANDARDIZED ACTUAL AVERAGE ANNUAL TOTAL RETURN

The Company may show Non-Standardized Actual Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. The Company may also show Non-Standardized Actual Average Annual Total Return (i.e., the average annual change in Accumulation Unit Value) with respect to one or more periods. For one year, the Non-Standardized Actual Total Return and the Non-Standardized Actual Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Actual Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (See Fee Table in the Prospectus), the Non-Standardized Actual Total Return and Non-Standardized Actual Average Annual Total Return also reflect these expenses. However, these percentages do not reflect the Annual Contract Fee, any sales loads or Premium Taxes (if any), which if included would reduce the percentages reported by the Company.


   NON-STANDARDIZED ACTUAL TOTAL RETURN FOR PERIOD ENDING DECEMBER 31, 1997

                                                                   Since
                                                                   -----
     Subaccount                                     1 Year*  Portfolio Inception
     ----------                                     -------  -------------------
Fidelity Money Market Portfolio                       N/A           2.72%
Fidelity Equity-Income Portfolio                      N/A          21.17%
Fidelity Growth Portfolio                             N/A          19.64%
Fidelity Asset Manager Portfolio                      N/A          15.63%
Dreyfus Growth and Income Portfolio                   N/A          15.46%
Dreyfus Quality Bond Portfolio                        N/A           7.07%
T. Rowe Price Equity Income Portfolio                 N/A          20.84%
T. Rowe Price New America Growth Portfolio            N/A          24.35%
T. Rowe Price International Stock Portfolio           N/A           1.57%
OCC Accumulation Trust Managed Portfolio              N/A          15.37%
OCC Accumulation Trust Small Cap Portfolio            N/A          22.24%
OCC Accumulation Trust Government Income Portfolio    N/A           5.33%

*Returns shown are for the period from each Portfolio's inception date. As of 12/31/97, the Portfolios had not been in operation for an entire year.

NON-STANDARDIZED ACTUAL AVERAGE TOTAL RETURN FOR PERIOD ENDING DECEMBER 31, 1997

                                                                   Since
                                                                   -----
     Subaccount                                     1 Year*  Portfolio Inception
     ----------                                     -------  -------------------
Fidelity Money Market Portfolio                       N/A           2.72%
Fidelity Equity-Income Portfolio                      N/A          21.17%
Fidelity Growth Portfolio                             N/A          19.64%
Fidelity Asset Manager Portfolio                      N/A          15.63%
Dreyfus Growth and Income Portfolio                   N/A          15.46%
Dreyfus Quality Bond Portfolio                        N/A           7.07%
T. Rowe Price Equity Income Portfolio                 N/A          20.84%
T. Rowe Price New America Growth Portfolio            N/A          24.35%
T. Rowe Price International Stock Portfolio           N/A           1.57%
OCC Accumulation Trust Managed Portfolio              N/A          15.37%
OCC Accumulation Trust Small Cap Portfolio            N/A          22.24%
OCC Accumulation Trust Government Income Portfolio    N/A           5.33%

*Returns shown are for the period from each Portfolio's inception date. As of 12/31/97, the Portfolios had not been in operation for an entire year.

NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

The Company may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which if included would reduce the percentages reported by the Company.


                  NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

                                                      Total Return YTD
     Subaccount                                        as of 12/31/97*
     ----------                                       ----------------
Fidelity Money Market Portfolio                             2.72%
Fidelity Equity-Income Portfolio                           21.17%
Fidelity Growth Portfolio                                  19.64%
Fidelity Asset Manager Portfolio                           15.63%
Dreyfus Growth and Income Portfolio                        15.46%
Dreyfus Quality Bond Portfolio                              7.07%
T. Rowe Price Equity Income Portfolio                      20.84%
T. Rowe Price New America Growth Portfolio                 24.35%
T. Rowe Price International Stock Portfolio                 1.57%
OCC Accumulation Trust Managed Portfolio                   15.37%
OCC Accumulation Trust Small Cap Portfolio                 22.24%
OCC Accumulation Trust Government Income Portfolio          5.33%

*Returns shown are for the period from each Portfolio's inception date. As of 12/31/97, the Portfolios had not been in operation for an entire year.

NON-STANDARDIZED ONE YEAR RETURN

The Company may show Non-Standardized One Year Return, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of Portfolio inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the historical performance of the Portfolios as if the Contract were in existence before its inception date (which it was not). After the Contract's inception date, the figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which if included would reduce the percentages reported by the Company.

                       NON-STANDARDIZED ONE YEAR RETURN

                                                       1997     1996     1995     1994     1993     1992     1991
                                                      ------   ------   ------   ------   ------   ------   ------
Fidelity Money Market Portfolio                        4.02%    3.94%    4.42%    2.79%    1.78%    2.45%    4.60%
Fidelity Equity-Income Portfolio                      26.33%   12.68%   33.22%    5.57%   16.61%   15.25%   29.60%
Fidelity Growth Portfolio                             21.76%   13.10%   33.49%   -1.42%   17.70%    7.79%   43.47%
Fidelity Asset Manager Portfolio                      18.97%   13.00%   15.33%   -7.40%   19.53%   10.15%   20.84%
Dreyfus Growth and Income Portfolio                   14.60%   19.06%   59.65%     N/A      N/A      N/A      N/A
Dreyfus Quality Bond Portfolio                         7.27%    1.68%   18.75%   -5.93%   13.72%   10.52%   12.52%
T. Rowe Price Equity Income Portfolio                 27.06%   21.05%   32.89%     N/A      N/A      N/A      N/A
T. Rowe Price New America Growth Portfolio            19.43%   17.06%   48.99%     N/A      N/A      N/A      N/A
T. Rowe Price International Stock Portfolio            1.66%   13.09%    9.64%     N/A      N/A      N/A      N/A
OCC Accumulation Trust Managed Portfolio              20.59%   21.05%   43.53%     N/A      N/A      N/A      N/A
OCC Accumulation Trust Small Cap Portfolio            20.54%   17.06%   13.63%     N/A      N/A      N/A      N/A
OCC Accumulation Trust U.S. Gov't Income Portfolio     5.59%    1.59%   10.07%     N/A      N/A      N/A      N/A

NON-STANDARDIZED HYPOTHETICAL TOTAL RETURN AND NON-STANDARDIZED HYPOTHETICAL AVERAGE ANNUAL TOTAL RETURN*

The Company may show Non-Standardized Hypothetical Total Return and Non-Standardized Hypothetical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Contract was in existence prior to its inception date (which it was not). After the Contract's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses. However, they do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which if included would reduce the percentages reported.

The Non-Standardized Hypothetical Total Return for a Subaccount is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period.

The Non-Standardized Hypothetical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.


                      HYPOTHETICAL TOTAL RETURNS FOR PERIODS ENDING 12/31/97
                                (BASED ON SINGLE INITIAL PURCHASE)

                                                                                     Total Since
                                                                                    Fund Inception
                                                       1 Year    3 Year   5 Year       Year-End
                                                       ------   -------   -------   --------------
Fidelity Money Market Portfolio                         4.02%    12.89%    18.14%       128.28%
Fidelity Equity-Income Portfolio                       26.33%    89.63%   133.76%       297.17%
Fidelity Growth Portfolio                              21.76%    83.83%   113.41%       338.02%
Fidelity Asset Manager Portfolio                       18.97%    55.05%    71.72%       135.20%
Dreyfus Growth and Income Portfolio                    14.60%   117.82%     N/A         115.25%
Dreyfus Quality Bond Portfolio                          7.27%    29.52%    38.49%        75.38%
TRP Equity Income Portfolio                            27.06%    99.06%     N/A         111.20%
TRP New America Growth Portfolio                       19.43%     N/A       N/A         110.75%
TRP International Stock Portfolio                       1.66%    26.05%     N/A          27.02%
OCC Accumulation Trust Managed Portfolio               20.59%   109.34%   130.82%       409.79%
OCC Accumulation Trust Small Cap Portfolio             20.54%    60.33%    84.49%       243.80%
OCC Accumulation Trust Government Income Portfolio      5.59%    15.08      N/A          19.54%


               HYPOTHETICAL AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/97
                                (Based on Single Initial Purchase)

                                                                                        Since Fund
                                                                                        Inception
                                                          1 Year    3 Year    5 Year     Year-End
                                                          ------    ------    ------    ----------
Fidelity Money Market Portfolio                            4.02%     4.13%     3.39%       5.38%
Fidelity Equity-Income Portfolio                          26.33%    23.78%    18.51%      13.07%
Fidelity Growth Portfolio                                 21.76%    22.50%    16.37%      14.06%
Fidelity Asset Manager Portfolio                          18.97%    15.74%    11.42%      10.84%
Dreyfus Growth and Income Portfolio                       14.60%    29.63%      N/A       23.26%
Dreyfus Quality Bond Portfolio                             7.27%     9.00%     6.73%       7.16%
TRP Equity Income Portfolio                               27.06%    25.79%      N/A       22.04%
TRP New America Growth Portfolio                          19.43%    28.20%      N/A       21.47%
TRP International Stock Portfolio                          1.66%     8.02%      N/A        6.58%
OCC Accumulation Trust Managed Portfolio                  20.59%    27.96%    18.21%      18.88%
OCC Accumulation Trust Small Cap Portfolio                20.54%    17.04%    13.03%      14.01%
OCC Accumulation Trust Government Income Portfolio         5.59%      N/A       N/A        5.89%

Note: Advertisments and other sales literature for the Portfolio may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Portfolios based on monthly reinvestment of dividends over a specific period of time.

* On September 16, 1994, an investment company then called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the Quest For Value Accumulation Trust (now known as the OCC Accumulation Trust) that is included in the Contract (the "New Trust"), at which time the New Trust commenced operations. The total net assets for each of the OCC Accumulation Trust Small Cap and OCC Accumulation Trust Managed Portfolios immediately after the transaction were $139,812,573 and $682,601,380, respectively, with respect to the Old Trust and, with respect to the New Trust were $8,129,274 and $51,345,102, for the OCC Accumulation Trust Small Cap and OCC Accumulation Trust Managed Growth Portfolios, respectively. For the period prior to September 16, 1994, the performance figures above for each of the OCC Accumulation Trust Small Cap and OCC Accumulation Trust Managed Portfolios reflect the performance of the corresponding Portfolios of the Old Trust.

Note: Advertisements and other sales literature for the Portfolios may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Portfolios based on monthly reinvestment of dividends over a specific period of time.

                          HYPOTHETICAL ILLUSTRATIONS


             FIDELITY EQUITY INCOME PORTFOLIO                                 FIDELITY EQUITY INCOME PORTFOLIO

      $2,000 PURCHASE PAYMENT MADE DECEMBER 31, 1986                        $50,000 SINGLE PURCHASE PAYMENT MADE
           AND YEARLY DECEMBER 31ST THEREAFTER                                        DECEMBER 31, 1986


     Values prior to current                                       Values prior to current
     year's  purchase payment          Non-Standardized            year's purchase payment        Non-Standardized
     ------------------------          ----------------            -----------------------        ----------------
                                        One     Average                                            One     Average
                                        Year    Annual                                             Year    Annual    Cumulative
          Cumulative  Accumulated      Total     Total                Cumulative  Accumulated     Total     Total    Fund Total
Date       Payment       Value         Return   Return        Date     Payment       Value        Return   Return      Return
----      ----------  -----------      ------   ------        ----    ----------  -----------     ------   ------    ----------
12/31/86   $ 2,000          N/A          N/A      N/A       12/31/86    $50,000         N/A         N/A     N/A          0.00
12/31/87   $ 4,000      $ 1,950        -2.51%   -2.51%      12/31/87    $50,000    $ 48,743        -2.51%  -2.51%       -2.51
12/31/88   $ 6,000      $ 4,779        20.99%   12.46%      12/31/88    $50,000    $ 58,975        20.99%   8.60%       17.95
12/31/89   $ 8,000      $ 7,843        15.70%   14.00%      12/31/89    $50,000    $ 68,233        15.70%  10.92%       36.47
12/31/90   $10,000      $ 8,221       -16.48%    1.09%      12/31/90    $50,000    $ 56,991       -16.48%   3.33%       13.98
12/31/91   $12,000      $13,247        29.60%    9.52%      12/31/91    $50,000    $ 73,860        29.60%   8.12%       47.72
12/31/92   $14,000      $17,572        15.25%   11.01%      12/31/92    $50,000    $ 85,126        15.25%   9.27%       70.25
12/31/93   $16,000      $22,828        16.63%   12.25%      12/31/93    $50,000    $ 99,286        16.63%  10.30%       98.57
12/31/94   $18,000      $26,211         5.57%   10.90%      12/31/94    $50,000    $104,817         5.57%   9.69%      109.63
12/31/95   $20,000      $37,583        33.22%   14.48%      12/31/95    $50,000    $139,637        33.22%  12.09%      179.27
12/31/96   $22,000      $44,602        12.68%   14.20%      12/31/96    $50,000    $157,345        12.68%  12.15%      214.69
12/31/97   $24,000      $58,872        26.33%   15.78%      12/31/97    $50,000    $198,769        26.33%  13.37%      297.54

                FIDELITY GROWTH PORTFOLIO                                           FIDELITY GROWTH PORTFOLIO

      $2,000 PURCHASE PAYMENT MADE DECEMBER 31, 1986                          $50,000 SINGLE PURCHASE PAYMENT MADE
           AND YEARLY DECEMBER 31ST THEREAFTER                                           DECEMBER 31, 1986


     Values prior to current                                        Values prior to current
     year's purchase payment           Non-Standardized             year's purchase payment       Non-Standardized
     -----------------------           ----------------             -----------------------       ----------------
                                        One     Average                                           One      Average
                                        Year    Annual                                            Year     Annual      Cumulative
          Cumulative  Accumulated      Total     Total                Cumulative  Accumulated     Total    Total       Fund Total
Date       Payment       Value         Return   Return        Date      Payment      Value        Return   Return        Return
----      ----------  -----------      ------   ------        ----    ----------  -----------     ------   ------      ----------
12/31/86   $ 2,000          N/A          N/A      N/A       12/31/86    $50,000         N/A         N/A     N/A            0.00
12/31/87   $ 4,000      $ 2,044         2.21%    2.21%      12/31/87    $50,000    $ 51,104         2.21%   2.21%          2.21
12/31/88   $ 6,000      $ 4,609        13.96%    9.83%      12/31/88    $50,000    $ 58,240        13.96%   7.93%         16.48
12/31/89   $ 8,000      $ 8,570        29.67%   18.92%      12/31/89    $50,000    $ 75,519        29.67%  14.73%         51.04
12/31/90   $10,000      $ 9,199       -12.97%    5.67%      12/31/90    $50,000    $ 65,727       -12.97%   7.08%         31.45
12/31/91   $12,000      $16,068        43.47%   16.25%      12/31/91    $50,000    $ 94,300        43.47%  13.53%         88.60
12/31/92   $14,000      $19,475         7.79%   14.02%      12/31/92    $50,000    $101,646         7.79%  12.55%        103.29
12/31/93   $16,000      $25,276        17.70%   14.82%      12/31/93    $50,000    $119,636        17.70%  13.27%        139.27
12/31/94   $18,000      $26,889        -1.42%   11.46%      12/31/94    $50,000    $117,937        -1.42%  11.32%        135.87
12/31/95   $20,000      $38,563        33.49%   14.98%      12/31/95    $50,000    $157,433        33.49%  13.59%        214.87
12/31/96   $22,000      $45,876        13.10%   14.69%      12/31/96    $50,000    $178,051        13.10%  13.54%        256.10
12/31/97   $24,000      $58,295        21.76%   15.63%      12/31/97    $50,000    $216,803        21.76%  14.27%        333.61



       FIDELITY ASSET MANAGER PORTFOLIO                               FIDELITY ASSET MANAGER PORTFOLIO

$2,000 PURCHASE PAYMENT MADE DECEMBER 31, 1989                      $50,000 SINGLE PURCHASE PAYMENT MADE
     AND YEARLY DECEMBER 31ST THEREAFTER                                     DECEMBER 31, 1989

      Values prior to current                                       Values prior to current
      year's purchase payment         Non-Standardized              year's purchase payment    Non-Standardized
-----------------------------------   ----------------              ------------------------   ----------------
                                       One     Average                                          One     Average
                                       Year    Annual                                           Year    Annual     Cumulative
           Cumulative   Accumulated   Total    Total                Cumulative   Accumulated   Total     Total     Fund Total
Date        Payment        Value      Return   Return      Date      Payment        Value      Return   Return       Return
----       ----------   -----------   ------   -------     ----     ----------   -----------   ------   ------     ----------
12/31/89    $ 2,000           N/A        N/A      N/A    12/31/89    $50,000           N/A        N/A      N/A         0.00%
12/31/90    $ 4,000       $ 2,105      5.23%    5.23%    12/31/90    $50,000       $52,613      5.23%    5.23%         5.23%
12/31/91    $ 6,000       $ 4,960     20.84%   15.23%    12/31/91    $50,000       $63,580     20.84%   12.76%        27.16%
12/31/92    $ 8,000       $ 7,666     10.15%   12.76%    12/31/92    $50,000       $70,031     10.15%   11.89%        40.06%
12/31/93    $10,000       $11,554     19.53%   15.26%    12/31/93    $50,000       $83,709     19.53%   13.75%        67.42%
12/31/94    $12,000       $12,551     -7.40%    7.67%    12/31/94    $50,000       $77,511     -7.40%    9.16%        55.02%
12/31/95    $14,000       $16,782     15.33%    9.67%    12/31/95    $50,000       $89,396     15.33%   10.17%        78.79%
12/31/96    $16,000       $21,223     13.00%   10.42%    12/31/96    $50,000      $101,016     13.00%   10.57%       102.03%
12/31/97    $18,000       $27,629     18.97%   12.06%    12/31/97    $50,000      $120,182     18.97%   11.59%       140.36%



            FIDELITY MONEY MARKET PORTFOLIO                               FIDELITY MONEY MARKET PORTFOLIO

    $2,000 PURCHASE PAYMENT MADE DECEMBER 31, 1983                      $50,000 SINGLE PURCHASE PAYMENT MADE
          AND YEARLY DECEMBER 31ST THEREAFTER                                    DECEMBER 31, 1983

      Values prior to current                                       Values prior to current
      year's purchase payment         Non-Standardized              year's purchase payment    Non-Standardized
-----------------------------------   ----------------              ------------------------   ----------------
                                       One     Average                                          One     Average
                                       Year    Annual                                           Year    Annual     Cumulative
           Cumulative   Accumulated   Total    Total                Cumulative   Accumulated   Total     Total     Fund Total
Date        Payment        Value      Return   Return      Date      Payment        Value      Return   Return       Return
----       ----------   -----------   ------   -------     ----     ----------   -----------   ------   ------     ----------
12/31/83     $ 2,000          N/A       N/A       N/A    12/31/83    $50,000           N/A        N/A     N/A          N/A
12/31/84     $ 4,000      $ 2,178     8.88%     8.88%    12/31/84    $50,000       $54,442      8.88%   8.88%          8.88%
12/31/85     $ 6,000      $ 4,453     6.60%     7.37%    12/31/85    $50,000       $58,033      6.60%   7.73%         16.07%
12/31/86     $ 8,000      $ 6,789     5.21%     6.31%    12/31/86    $50,000       $61,055      5.21%   6.88%         22.11%
12/31/87     $10,000      $ 9,224     4.95%     5.78%    12/31/87    $50,000       $64,077      4.95%   6.40%         28.15%
12/31/88     $12,000      $11,885     5.89%     5.81%    12/31/88    $50,000       $67,849      5.89%   6.30%         35.70%
12/31/89     $14,000      $14,939     7.59%     6.29%    12/31/89    $50,000       $73,000      7.59%   6.51%         46.00%
12/31/90     $16,000      $18,045     6.53%     6.35%    12/31/90    $50,000       $77,765      6.53%   6.51%         55.53%
12/31/91     $18,000      $20,968     4.60%     5.98%    12/31/91    $50,000       $81,346      4.60%   6.27%         62.69%
12/31/92     $20,000      $23,530     2.45%     5.32%    12/31/92    $50,000       $83,335      2.45%   5.84%         66.67%
12/31/93     $22,000      $25,985     1.79%     4.71%    12/31/93    $50,000       $84,822      1.78%   5.43%         69.64%
12/31/94     $24,000      $28,766     2.79%     4.41%    12/31/94    $50,000       $87,189      2.79%   5.19%         74.38%
12/31/95     $26,000      $32,125     4.42%     4.41%    12/31/95    $50,000       $91,039      4.42%   5.12%         82.08%
12/31/96     $28,000      $35,469     3.94%     4.35%    12/31/96    $50,000       $94,625      3.94%   5.03%         89.25%
12/31/97     $30,000      $38,000     4.02%     4.31%    12/31/97    $50,000       $98,432      4.02%   4.96%         96.86%



            DREYFUS QUALITY BOND PORTFOLIO                                 DREYFUS QUALITY BOND PORTFOLIO


    $2,000 PURCHASE PAYMENT MADE DECEMBER 31, 1989                      $50,000 SINGLE PURCHASE PAYMENT MADE
         AND YEARLY DECEMBER 31ST THEREAFTER                                     DECEMBER 31, 1989

      Values prior to current                                       Values prior to current
      year's purchase payment         Non-Standardized              year's purchase payment    Non-Standardized
-----------------------------------   ----------------              ------------------------   ----------------
                                       One     Average                                          One     Average
                                       Year    Annual                                           Year    Annual     Cumulative
           Cumulative   Accumulated   Total    Total                Cumulative   Accumulated   Total     Total     Fund Total
Date        Payment        Value      Return   Return      Date      Payment        Value      Return   Return       Return
----       ----------   -----------   ------   -------     ----     ----------   -----------   ------   ------     ----------
12/31/89    $ 2,000           N/A                 N/A    12/31/89    $50,000           N/A        N/A     N/A          0.00%
12/31/90    $ 4,000       $ 2,019      0.97%    0.97%    12/31/90    $50,000       $50,483      0.97%   0.97%          0.97%
12/31/91    $ 6,000       $ 4,523     12.52%    8.47%    12/31/91    $50,000       $56,805     12.52%   6.59%         13.61%
12/31/92    $ 8,000       $ 7,209     10.52%    9.46%    12/31/92    $50,000       $62,781     10.52%   7.88%         25.56%
12/31/93    $10,000       $10,472     13.72%   11.07%    12/31/93    $50,000       $71,392     13.72%   9.31%         42.78%
12/31/94    $12,000       $11,733     -5.93%    5.38%    12/31/94    $50,000       $67,161     -5.93%   6.08%         34.32%
12/31/95    $14,000       $16,308     18.75%    8.83%    12/31/95    $50,000       $79,755     18.75%   8.09%         59.51%
12/31/96    $16,000       $18,615      1.68%    7.13%    12/31/96    $50,000       $81,000      1.68%   7.15%         62.18%
12/31/97    $18,000       $22,113      7.27%    7.16%    12/31/97    $50,000       $86,987      7.27%   7.17%         73.97%



         DREYFUS GROWTH AND INCOME PORTFOLIO                            DREYFUS GROWTH AND INCOME PORTFOLIO


    $2,000 PURCHASE PAYMENT MADE DECEMBER 31, 1994                      $50,000 SINGLE PURCHASE PAYMENT MADE
         AND YEARLY DECEMBER 31ST THEREAFTER                                     DECEMBER 31, 1994

      Values prior to current                                       Values prior to current
      year's purchase payment         Non-Standardized              year's purchase payment    Non-Standardized
-----------------------------------   ----------------              ------------------------   ----------------

                                       One     Average                                          One     Average
                                       Year    Annual                                           Year    Annual     Cumulative
           Cumulative   Accumulated   Total    Total                Cumulative   Accumulated   Total     Total     Fund Total
Date        Payment        Value      Return   Return      Date      Payment        Value      Return   Return       Return
----       ----------   -----------   ------   -------     ----     ----------   -----------   ------   ------     ----------
12/31/94    $2,000            N/A        N/A      N/A    12/31/94    $50,000           N/A        N/A     N/A           N/A
12/31/95    $4,000         $3,193     59.65%   59.65%    12/31/95    $50,000       $79,825     59.65%  59.65%         59.65%
12/31/96    $6,000         $6,183     19.06%   32.80%    12/31/96    $50,000       $95,039     19.06%  37.87%         90.08%
12/31/97    $8,000         $9,377     14.60%   24.05%    12/31/97    $50,000      $108,910     14.60%  29.63%        117.82%


  T. ROWE PRICE EQUITY INCOME PORTFOLIO                                T. ROWE PRICE EQUITY INCOME
                                                                                PORTFOLIO

$2,000 PURCHASE PAYMENT MADE DECEMBER 31,                                $50,000 SINGLE PURCHASE
1994 AND YEARLY DECEMBER 31ST THEREAFTER                             PAYMENT MADE DECEMBER 31, 1994


      Values prior to current                                      Values prior to current
      year's purchase payment           Non-Standardized           year's purchase payment           Non-Standardized
      -----------------------           ----------------           -----------------------           ----------------
                                          One    Average                                              One     Average
                                         Year    Annual                                               Year    Annual     Cumulative
           Cumulative  Accumulated       Total    Total                 Cumulative  Accumulated      Total     Total     Fund Total
Date        Payment       Value         Return   Return      Date        Payment       Value         Return   Return       Return
----       ----------  -----------      ------   ------      ----       ----------  -----------      ------   ------     ----------
12/31/94    $ 2,000        N/A           N/A      N/A        12/31/94    $50,000        N/A            N/A     N/A         N/A
12/31/95    $ 4,000     $ 2,658         32.89%   32.89%      12/31/95    $50,000     $66,446          32.89%  32.89%       32.89%
12/31/96    $ 6,000     $ 5,491         17.88%   23.07%      12/31/96    $50,000     $78,330          17.88%  25.16%       56.66%
12/31/97    $ 8,000     $ 9,518         27.06%   24.92%      12/31/97    $50,000     $99,529          27.06%  25.79%       99.06%

  T. ROWE PRICE INTERNATIONAL PORTFOLIO                             T. ROWE PRICE INTERNATIONAL
                                                                             PORTFOLIO

$2,000 PURCHASE PAYMENT MADE DECEMBER 31,                             $50,000 SINGLE PURCHASE
1994 AND YEARLY DECEMBER 31ST THEREAFTER                          PAYMENT MADE DECEMBER 31, 1994

      Values prior to current                                     Values prior to current
      year's purchase payment          Non-Standardized           year's purchase payment           Non-Standardized
      -----------------------          ----------------           -----------------------           ----------------
                                         One    Average                                              One     Average
                                        Year    Annual                                               Year    Annual     Cumulative
           Cumulative  Accumulated      Total    Total                 Cumulative  Accumulated      Total     Total     Fund Total
Date        Payment       Value        Return   Return      Date        Payment       Value         Return   Return       Return
----       ----------  -----------     ------   ------      ----       ----------  -----------      ------   ------     ----------
12/31/94    $ 2,000        N/A          N/A      N/A        12/31/94    $50,000        N/A            N/A     N/A          N/A
12/31/95    $ 4,000     $ 2,193         9.64%    9.64%      12/31/95    $50,000     $54,818           9.64%   9.64%         9.64%
12/31/96    $ 6,000     $ 4,742        13.09%   11.89%      12/31/96    $50,000     $61,995          13.09%  11.35%        23.99%
12/31/97    $ 8,000     $ 6,853         1.66%    6.80%      12/31/97    $50,000     $63,023           1.66%   8.02%        26.05%

 T. ROWE PRICE NEW AMERICAN GROWTH FUND                             T. ROWE PRICE NEW AMERICAN
                 PORTFOLIO                                            GROWTH FUND PORTFOLIO

$2,000 PURCHASE PAYMENT MADE DECEMBER 31,                            $50,000 SINGLE PURCHASE
1994 AND YEARLY DECEMBER 31ST THEREAFTER                         PAYMENT MADE DECEMBER 31, 1994


      Values prior to current                                      Values prior to current
      year's purchase payment           Non-Standardized           year's purchase payment           Non-Standardized
      -----------------------           ----------------           -----------------------           ----------------
                                          One    Average                                              One     Average
                                         Year    Annual                                               Year    Annual    Cumulative
           Cumulative  Accumulated       Total    Total                 Cumulative  Accumulated      Total     Total    Fund Total
Date        Payment       Value         Return   Return      Date        Payment       Value         Return   Return      Return
----       ----------  -----------      ------   ------      ----       ----------  -----------      ------   -------   ----------
12/31/94    $ 2,000        N/A           N/A      N/A        12/31/94    $50,000      N/A              N/A     N/A          N/A
12/31/95    $ 4,000     $ 2,980         48.99%   48.99%      12/31/95    $50,000    $ 74,495          48.99%  48.99%       48.99%
12/31/96    $ 6,000     $ 5,954         19.13%   29.63%      12/31/96    $50,000    $ 89,227          19.13%  33.62%       76.42%
12/31/97    $ 8,000     $ 9,431         19.43%   24.39%      12/31/97    $50,000    $105,351          19.43%  28.20%      110.70%


         OCC ACCUMULATION TRUST MANAGED PORTFOLIO                      OCC ACCUMULATION TRUST MANAGED PORTFOLIO

         $2,000 PURCHASE PAYMENT MADE DECEMBER 31,                             $50,000 SINGLE PURCHASE
         1988 AND YEARLY DECEMBER 31ST THEREAFTER                           PAYMENT MADE DECEMBER 31, 1988


      Values prior to current                                  Values prior to current
      year's purchase payment         Non-Standardized         year's purchase payment        Non-Standardized
-----------------------------------   ----------------   ----------------------------------   ----------------
                                        One    Average                                         One     Average
                                       Year    Annual                                          Year    Annual     Cumulative
           Cumulative  Accumulated     Total   Total                Cumulative  Accumulated   Total    Total      Fund Total
Date        Payment       Value       Return   Return    Date        Payment       Value      Return   Return       Return
----       ----------  -----------    ------   ------    ----       ----------  -----------   ------   ------     ----------
12/31/88    $ 2,000        N/A         N/A      N/A      12/31/88    $50,000        N/A         N/A     N/A           0.00
12/31/89    $ 4,000     $ 2,504       25.19%   25.19%    12/31/89    $50,000     $62,595      25.19%   25.19%        25.19
12/31/90    $ 6,000     $ 3,229      -28.32%  -13.46%    12/31/90    $50,000     $44,868     -28.32%   -5.27%       -10.26
12/31/91    $ 8,000     $ 7,809       49.36%   13.77%    12/31/91    $50,000     $67,015      49.36%   10.26%        34.03
12/31/92    $10,000     $ 7,861      -19.86%   -0.70%    12/31/92    $50,000     $53,706     -19.86%    1.80%         7.41
12/31/93    $12,000     $ 9,046       -8.26%   -3.32%    12/31/93    $50,000     $49,270      -8.26%   -0.29%        -1.46
12/31/94    $14,000     $10,124       -8.35%   -4.84%    12/31/94    $50,000     $45,156      -8.35%   -1.68%        -9.69
12/31/95    $16,000     $17,402       43.53%   -0.25%    12/31/95    $50,000     $64,814      43.53%    3.78%        29.63
12/31/96    $18,000     $23,487       21.05%    8.49%    12/31/96    $50,000     $78,459      21.05%    5.79%        56.92
12/31/97    $20,000     $30,736       20.59%   10.56%    12/31/97    $50,000     $94,618      20.59%    7.34%        89.24



  OCC ACCUMULATION TRUST US GOVERNMENT INCOME PORTFOLIO            OCC ACCUMULATION TRUST US GOVERNMENT INCOME PORTFOLIO

         $2,000 PURCHASE PAYMENT MADE DECEMBER 31,                             $50,000 SINGLE PURCHASE PAYMENT
         1994 AND YEARLY DECEMBER 31ST THEREAFTER                                   MADE DECEMBER 31, 1994

      Values prior to current                                  Values prior to current
      year's purchase payment         Non-Standardized         year's purchase payment         Non-Standardized
-----------------------------------   ----------------   ----------------------------------    ----------------
                                        One    Average                                          One     Average
                                       Year    Annual                                           Year    Annual     Cumulative
           Cumulative  Accumulated     Total    Total               Cumulative  Accumulated    Total     Total     Fund Total
Date        Payment       Value       Return   Return    Date        Payment       Value       Return   Return       Return
----       ----------  -----------    -------  ------    ----       ----------  -----------    ------   ------     ----------
12/31/94    $ 2,000        N/A         N/A      N/A      12/31/94    $50,000        N/A          N/A     N/A           N/A
12/31/95    $ 4,000     $ 2,201       10.07%   10.07%    12/31/95    $50,000     $55,035       10.07%   10.07%        10.07
12/31/96    $ 6,000     $ 4,294        2.21%   4.83%     12/31/96    $50,000     $56,250        2.21%    6.07%        11.82
12/31/97    $ 8,000     $ 6,619        5.59%   4.99%     12/31/97    $50,000     $59,036        5.59%    5.69%        18.07


      OCC ACCUMULATION TRUST SMALL CAPITAL PORTFOLIO                 OCC ACCUMULATION TRUST SMALL CAPITAL PORTFOLIO

         $2,000 PURCHASE PAYMENT MADE DECEMBER 31,                           $50,000 SINGLE PURCHASE PAYMENT
         1988 AND YEARLY DECEMBER 31ST THEREAFTER                                 MADE DECEMBER 31, 1988

      Values prior to current                                    Values prior to current
      year's purchase payment         Non-Standardized           year's purchase payment         Non-Standardized
-----------------------------------   ----------------     ----------------------------------    ----------------
                                        One    Average                                            One     Average
                                       Year    Annual                                             Year    Annual   Cumulative
           Cumulative  Accumulated     Total    Total                 Cumulative  Accumulated    Total     Total   Fund Total
Date        Payment       Value       Return   Return      Date        Payment       Value       Return   Return     Return
----       ----------  -----------    ------   ------      ----       ----------  -----------    ------   ------   ----------
12/31/88    $ 2,000        N/A         N/A      N/A        12/31/88    $50,000        N/A          N/A     N/A         0.00
12/31/89    $ 4,000     $ 2,290       14.52%   14.52%      12/31/89    $50,000     $57,259       14.52%   14.52%      14.52
12/31/90    $ 6,000     $ 3,225      -24.82%  -13.52%      12/31/90    $50,000     $43,047      -24.82%   -7.21%     -13.90
12/31/91    $ 8,000     $ 8,457       61.85%   18.17%      12/31/91    $50,000     $69,670       61.85%   11.69%      39.35
12/31/92    $10,000     $ 8,457      -19.13%    2.24%      12/31/92    $50,000     $56,345      -19.13%    3.03%      12.69
12/31/93    $12,000     $10,143       -3.01%    0.47%      12/31/93    $50,000     $54,650       -3.01%    1.79%       9.30
12/31/94    $14,000     $ 9,917      -18.33%   -5.42%      12/31/94    $50,000     $44,634      -18.33%   -1.87%     -10.74
12/31/95    $16,000     $13,541       13.63%   -0.42%      12/31/95    $50,000     $50,715       13.63%    0.20%       1.43
12/31/96    $18,000     $18,192       17.06%    2.85%      12/31/96    $50,000     $59,365       17.06%    2.17%      18.73
12/31/97    $20,000     $24,339       20.54%    5.98%      12/31/97    $50,000     $71,560       20.54%    4.06%      43.12

Individualized Computer Generated Illustrations

The Company may from time to time use computer-based software available through Morningstar, CDA/Wiesnberger and/or other firms to provide registered representatives and existing and/or potential owners of Contracts with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolios; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or

Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).

                            PERFORMANCE COMPARISONS

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Accumulation Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the Subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of First Providian Life and Health Insurance Company as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Each Subaccount's performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

 .  quality of underlying investments;
 .  average maturity of underlying investments;
 .  type of instruments in which the Portfolio is invested;
 . changes in interest rates and market value of underlying investments; . changes in Portfolio expenses; and . the relative amount of the Portfolio's cash flow.

From time to time, we may advertise the performance of the Subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

 . Dow Jones Industrial Average ("DJIA"), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

 . Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor's figures.

 . Lipper Analytical Services, Inc., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios' Lipper rankings in various fund categories in advertising and sales literature.

 . Bank Rate Monitor National Index, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

 . Shearson Lehman Government/Corporate (Total) Index, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

 . Shearson Lehman Government/Corporate (Long-Term) Index, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

 . Shearson Lehman Government Index, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

 .  Morningstar, Inc., an independent rating service that publishes the bi-weekly
   Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

 . Money, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

 . Standard & Poor's Utility Index, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

 . Dow Jones Utility Index, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

 .  The Consumer Price Index, a measure for determining inflation.


Investors may use such indexes (or reporting services) in addition to the Funds' Prospectuses to obtain a more complete view of each Portfolio's performance before investing. Of course, when comparing each Portfolio's performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.


                                 SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by the Company. The Assets are kept physically segregated and held separate and apart from the Company's General Account assets. The General Account contains all of the assets of the

Company. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the Subaccounts and the General Account.


                                 THE COMPANY

All of the stock of the Company is owned by Veterans Life Insurance Company, which is a wholly owned subsidiary of Providian Life and Health Insurance Company ("PLH"). Commonwealth General Corporation owns a 3.7% interest in PLH and 61%, 15.3%, and 20% interests, respectively, are held by Commonwealth Life Insurance Company, Peoples Security Life Insurance Company, and Capital Liberty, L.P. Commonwealth Life Insurance Company and Peoples Security Life Insurance Company are each wholly owned by Capital General Development Corporation, which in turn is wholly owned by Commonwealth General Corporation. A 1% interest in Capital Liberty, L.P. is owned by Commonwealth General Corporation, which is the general partner, and 79.2% and 19.8% interests, respectively, are held by two limited partners, Commonwealth Life Insurance Company and Peoples Security Life Insurance Company.

Commonwealth General Corporation is wholly owned by AEGON USA, Inc., which in turn is wholly owned by AEGON U.S. Holding Corporation, a wholly owned subsidiary of AEGON International n.v. AEGON International n.v. is a wholly owned subsidiary of AEGON n.v. Vereniging AEGON (a Netherlands membership association) has a 53.63% interest in AEGON n.v.


                                 STATE REGULATION

The Company is a stock life insurance company organized under the laws of the State of New York, and is subject to regulation by the New York State Department of Insurance. An annual statement is filed with the New York Superintendent of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of the Company as of December 31st of the preceding calendar year. Periodically, the New York Superintendent of Insurance examines the financial condition of the Company, including the liabilities and reserves of the Separate Account.

In addition, the Company is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the Contracts will be modified accordingly.

                                 RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by the Company or by its Administrator. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, the Company will mail to all Contract Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation.

                         DISTRIBUTION OF THE CONTRACTS

AFSG Securities Corporation ("AFSG"), formerly Providian Securities Corporation, the principal underwriter of the Contract, is ultimately a wholly owned subsidiary of AEGON n.v. AFSG is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions and expense allowance payments not to exceed, in the aggregate, 6.75% of Purchase Payments may be paid to entities which sell the Contract. Additional payments may be made for other services not directly related to the sale of the Contract.

The Contract is offered to the public through brokers licensed under the federal securities laws and New York State insurance laws that have entered into agreements with AFSG. The offering of the Contract is continuous and AFSG does not anticipate discontinuing the offering of the Contract. However, AFSG does reserve the right to discontinue the offering of the Contract.

                                 LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

                                 OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contract discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contract and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                                 FINANCIAL STATEMENTS

The audited financial statements of the Separate Account for the year ended December 31, 1997, including the Report of Independent Auditors thereon, are included in this Statement of Additional Information. The Subaccounts described in the Contract Prospectus had not commenced operations as of the year ended December 31, 1996, and consequently had no assets or liabilities. Accordingly, no financial statements are included for the Separate Account for the year ended December 31, 1996.

The audited statutory-basis financial statements of the Company for the years ended December 31, 1997 and 1996, including the Reports of Independent Auditors' thereon, are included in this Statement of Additional Information. They should be distinguished from the financial statements of the Separate Account and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                      STATUTORY-BASIS FINANCIAL STATEMENTS

                        FIRST PROVIDIAN LIFE AND HEALTH
                               INSURANCE COMPANY

                     YEARS ENDED DECEMBER 31, 1997 AND 1996
                      WITH REPORT OF INDEPENDENT AUDITORS

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                      STATUTORY-BASIS FINANCIAL STATEMENTS

                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                    CONTENTS

Report of Independent Auditors..............................................   1
Audited Financial Statements
Balance Sheets (Statutory-Basis)............................................   2
Statements of Operations (Statutory-Basis)..................................   3
Statements of Changes in Capital and Surplus (Statutory-Basis)..............   4
Statements of Cash Flows (Statutory-Basis)..................................   5
Notes to Financial Statements...............................................   6

                        REPORT OF INDEPENDENT AUDITORS

Board of Directors
First Providian Life and Health Insurance Company

  We have audited the accompanying statutory-basis balance sheets of First Providian Life and Health Insurance Company as of December 31, 1997 and 1996, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial state-ments are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of mate-rial misstatement. An audit includes examining, on a test basis, evidence sup-porting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement pre-sentation. We believe that our audits provide a reasonable basis for our opin-ion.

  As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York Department of Insurance, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles are also described in Note 1. The effects on the financial statements of these variances are not reasonably de-terminable but are presumed to be material.

  In our opinion, because of the effects of the matter described in the pre-ceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the fi-nancial position of First Providian Life and Health Insurance Company at De-cember 31, 1997 and 1996, or the results of its operations or its cash flows for the years then ended.

  However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Providian Life and Health Insurance Company at December 31, 1997 and 1996, and the re-sults of its operations and its cash flows for the years then ended, in con-formity with accounting practices prescribed or permitted by the New York De-partment of Insurance.

/s/ Ernst & Young LLP
-------------------------------
Louisville, Kentucky

April 24, 1998

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                        BALANCE SHEETS (STATUTORY-BASIS)

                                                             DECEMBER 31
                                                      -------------------------
                                                          1997         1996
                                                      ------------ ------------
ADMITTED ASSETS
Cash and invested assets:
 Bonds............................................... $193,126,619 $202,816,142
 Preferred stocks....................................    1,791,722    1,820,130
 Policy loans........................................    2,306,676    2,161,098
 Cash and short-term investments.....................   14,623,166    2,722,574
 Other invested assets...............................      104,681       61,009
                                                      ------------ ------------
    Total cash and invested assets...................  211,952,864  209,580,953
Deferred and uncollected premiums....................    2,973,976    3,088,869
Accrued investment income............................    3,011,366    3,548,020
Amounts due from affiliates..........................      794,077      360,620
Other admitted assets................................      224,524      158,590
Separate account assets..............................  177,885,176  107,317,797
                                                      ------------ ------------
Total admitted assets................................ $396,841,983 $324,054,849
                                                      ============ ============
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
 Aggregate policy reserves........................... $107,256,124 $115,759,093
 Policy and contract claims..........................    3,343,556    2,666,897
 Premiums received in advance........................      313,916      295,034
 Accrued commissions, general expenses, and taxes....      484,969      378,021
 Amounts due to affiliates...........................       62,246       35,309
 Asset valuation reserve.............................    2,266,096    2,029,494
 Interest maintenance reserve........................    9,766,842    8,822,157
 Other liabilities...................................    1,276,064    1,824,673
 Separate account liabilities........................  177,885,176  107,317,797
                                                      ------------ ------------
    Total liabilities................................  302,654,989  239,128,475
 Capital and surplus:
 Capital stock, $2 par value; 1,000,000 shares
  authorized, issued and outstanding.................    2,000,000    2,000,000
 Paid-in surplus.....................................   10,485,844   10,485,844
 Special surplus fund................................    1,607,352    1,473,034
 Unassigned surplus..................................   80,093,798   70,967,496
                                                      ------------ ------------
    Total capital and surplus........................   94,186,994   84,926,374
                                                      ------------ ------------
Total liabilities and capital and surplus............ $396,841,983 $324,054,849
                                                      ============ ============

                            See accompanying notes.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                   STATEMENTS OF OPERATIONS (STATUTORY-BASIS)

                                                      YEAR ENDED DECEMBER 31
                                                      ------------------------
                                                         1997         1996
                                                      -----------  -----------
Revenues:
  Premiums earned:
    Life and annuity................................  $12,155,417  $12,170,934
    Accident and health.............................    5,152,989    5,135,923
  Annuity deposit funds.............................   52,147,732   30,982,346
  Net investment income.............................   16,359,415   15,632,095
  Commissions and expense allowances on reinsurance
   ceded............................................      185,461      394,923
  Amortization of interest maintenance reserve......      450,566      423,319
  Reinsurance recapture gain........................    2,202,882          --
  Other income......................................          --            21
                                                      -----------  -----------
                                                       88,654,462   64,739,561
Benefits and expenses:
  Accident and health, life and other benefits......   31,707,697   24,544,627
  Decrease in aggregate policy reserves.............   (8,502,969)  (5,411,122)
  Interest on reinsurance reserves..................       93,070      191,948
  Commissions.......................................      128,037       77,336
  General insurance expenses........................    4,875,881    4,546,942
  Insurance taxes, licenses, and fees...............      844,767      692,100
  Net transfers to separate accounts................   44,794,451   27,869,760
                                                      -----------  -----------
                                                       73,940,934   52,511,591
                                                      -----------  -----------
Net gain from operations before federal income
 taxes..............................................   14,713,528   12,227,970
Federal income tax expense..........................    5,219,000    4,414,000
                                                      -----------  -----------
Net gain from operations............................    9,494,528    7,813,970
Net realized capital gains (losses), net of income
 taxes (benefits) (1997--$747,000; 1996--($174,000))
 and excluding gains (losses) transferred to the
 interest maintenance reserve (1997--$1,395,248;
 1996--($341,664))..................................        4,286       (9,975)
                                                      -----------  -----------
Net income..........................................  $ 9,498,814  $ 7,803,995
                                                      ===========  ===========


                            See accompanying notes.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

         STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS (STATUTORY-BASIS)

                                 CAPITAL     PAID-IN     SPECIAL    UNASSIGNED
                                  STOCK       STOCK    SURPLUS FUND   SURPLUS
                                ---------- ----------- ------------ -----------
Balances, January 1, 1996.....  $2,000,000 $10,485,844  $1,357,319  $63,100,573
Net income....................         --          --          --     7,803,995
Change in net unrealized gains
 on investments...............         --          --          --        26,057
Prior year federal income tax
 adjustment...................         --          --          --       446,132
(Increase) decrease in
 nonadmitted assets and
 related items................         --          --      115,715      (82,809)
Increase in asset valuation
 reserve......................         --          --          --      (326,452)
                                ---------- -----------  ----------  -----------
Balances, December 31, 1996...   2,000,000  10,485,844   1,473,034   70,967,496
Net income....................         --          --          --     9,498,814
Change in net unrealized
 losses on investments........         --          --          --       (80,708)
Prior year federal income tax
 adjustment...................         --          --          --        58,000
(Increase) decrease in
 nonadmitted assets and
 related items................         --          --      134,318     (113,202)
Increase in asset valuation
 reserve......................         --          --          --      (236,602)
                                ---------- -----------  ----------  -----------
Balances, December 31, 1997...  $2,000,000 $10,485,844  $1,607,352  $80,093,798
                                ========== ===========  ==========  ===========


                            See accompanying notes.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                   STATEMENTS OF CASH FLOWS (STATUTORY-BASIS)

                                                      YEAR ENDED DECEMBER 31
                                                     -------------------------
                                                         1997         1996
                                                     ------------  -----------
Cash and short-term investments provided:
 Operations:
  Premiums and annuity fund deposits................ $ 69,554,536  $48,426,473
  Net investment income received....................   16,880,518   15,205,072
  Allowances on reinsurance ceded and other income
   received.........................................      185,461      394,944
                                                     ------------  -----------
                                                       86,620,515   64,026,489
  Benefits paid.....................................   31,036,565   24,265,630
  Commissions, expenses, and taxes paid.............   10,900,700    9,106,408
  Net increase in policy loans......................      145,578      153,466
  Net transfers to separate accounts................   44,775,696   27,910,962
                                                     ------------  -----------
                                                       86,858,539   61,436,466
                                                     ------------  -----------
    Total cash provided (applied) by operations.....     (238,024)   2,590,023
 Investments sold, matured or repaid................  159,445,896   73,171,482
 Other cash provided:
  Net cash received on reinsurance recaptured.......    2,202,882          --
  Investment payables...............................          --       402,490
  Other items.......................................      134,062      829,867
                                                     ------------  -----------
    Total other cash provided.......................    2,336,944    1,232,357
                                                     ------------  -----------
    Total cash and short-term investments provided..  161,544,816   76,993,862
Cash and short-term investments applied:
 Investments acquired...............................  147,684,481   85,301,194
 Other cash applied:
  Payable to affiliates.............................      406,521      548,108
  Investment payables...............................      402,491          --
  Other items.......................................    1,150,731      295,431
                                                     ------------  -----------
 Total other cash applied...........................    1,959,743      843,539
                                                     ------------  -----------
    Total cash and short-term investments applied...  149,644,224   86,144,733
                                                     ------------  -----------
    Increase (decrease) in cash and short-term
     investments....................................   11,900,592   (9,150,871)
Cash and short-term investments:
 Beginning of year..................................    2,722,574   11,873,445
                                                     ------------  -----------
 End of year........................................ $ 14,623,166  $ 2,722,574
                                                     ============  ===========

                            See accompanying notes.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS


                               DECEMBER 31, 1997

1. ORGANIZATION, NATURE OF OPERATIONS AND ACCOUNTING POLICIES

 Organization

  First Providian Life and Health Insurance Company (FPLH) is domiciled in New York. Prior to June 10, 1997, FPLH was an indirect, wholly owned subsidiary of Providian Corporation (Providian). On June 10, 1997, Providian's insurance op-erations, including the operations of FPLH, were merged with an indirect, wholly owned subsidiary of AEGON N.V., an international insurance organization headquartered in The Hague, The Netherlands. Providian was the surviving corpo-ration in the merger. Effective October 15, 1997, Providian's name was changed to Commonwealth General Corporation (Commonwealth). Effective December 31, 1997, ownership of Commonwealth was transferred to AEGON USA, Inc., an indi-rect, wholly owned subsidiary of AEGON N.V.

  FPLH is a wholly owned subsidiary of Veterans Life Insurance Company (VLIC), a wholly owned subsidiary of Providian Life and Health Insurance Company (PLH). PLH is owned by Commonwealth Life Insurance Company (CLICO) 61%, Capital Liber-ty, L.P. (CLLP) 20%, Peoples Security Life Insurance Company (PSI) 15%, and Commonwealth 4%. Commonwealth is the ultimate parent of CLICO, CLLP, and PSI.

  FPLH expects to merge with AUSA Life Insurance Company, an affiliate, in 1998. Upon approval and completion of the merger, AUSA Life Insurance Company will be the surviving company.

 Nature of Operations

  FPLH sells and services life and accident and health insurance products, pri-marily utilizing direct response methods, such as television, telephone and mail to reach low to middle-income households nationwide. FPLH also sells and services individual accumulation products, primarily utilizing financial plan-ners, stock brokerage firms and a mutual fund.

 Management's Estimates

  The preparation of financial statements of insurance companies requires man-agement to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could im-pact the amounts reported and disclosed herein.

 Basis of Presentation

  The accompanying financial statements of FPLH have been prepared in accor-dance with the accounting practices prescribed or permitted by the New York De-partment of Insurance. Such practices vary from generally accepted accounting principles (GAAP). The more significant variances from GAAP are as follows:

   Investments

    Investments in bonds are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed invest-ments are reported at amortized cost, and the remaining fixed maturity in-vestments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a sep-arate component of shareholders' equity for those designated as available-for-sale.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

1. ORGANIZATION, NATURE OF OPERATIONS AND ACCOUNTING POLICIES (CONTINUED)

    Fair values of investments in bonds and preferred stocks are generally based on values specified by the Securities Valuation Office (SVO) of the NAIC, rather than on values provided by outside broker confirmations or in-ternally calculated estimates. However, for certain investments, the NAIC does not provide a value and FPLH uses either admitted asset investment amounts (i.e., statement values) as allowed by the NAIC, quoted fair values provided by outside broker confirmations or internally calculated esti-mates. Changes between cost and admitted asset investment amounts are cred-ited or charged directly to unassigned surplus rather than to a separate surplus account.

    Under a formula prescribed by the NAIC, FPLH defers the portion of real-ized capital gains and losses attributable to changes in the general level of interest rates on sales of certain liabilities and fixed income invest-ments, principally bonds, and amortizes such deferrals into income on a straight-line basis over the remaining period to maturity based on group-ings of individual liabilities or investments sold. The net accumulated un-amortized balance of such deferrals is reported as an "interest maintenance reserve" (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. The "asset valuation reserve" (AVR) is also determined by a NAIC prescribed formula and is reported as a liability rather than a valua-tion allowance. The AVR represents a provision for possible fluctuations in the value of bonds and other invested assets.

    Changes to the AVR are charged or credited directly to unassigned sur-plus. Under GAAP, realized capital gains and losses are reported in the in-come statement on a pretax basis in the period that the asset giving rise to the gain or loss is sold and direct write-downs are recorded (or valua-tion allowances are provided, where appropriate under GAAP) when there has been a decline in value deemed to be other than temporary, in which case, write-downs (or provisions) for such declines are charged to income.

   Policy Acquisition Costs

    Costs of acquiring and renewing business are expensed when incurred. Un-der GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For uni-versal life insurance and investment-type contracts, to the extent recover-able from future gross profits, deferred policy acquisition costs are amor-tized generally in proportion to the present value of expected gross prof-its from surrender charges and investment, mortality and expense margins.

   Nonadmitted Assets

    Certain assets designated as "nonadmitted," principally agents' debit balances and furniture and equipment, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

   Premiums

    Revenues for universal life policies and investment-type contracts con-sist of the entire premium received and benefits incurred represent the to-tal of death benefits paid, surrenders and the change in policy reserves. Under GAAP, premiums received in excess of policy charges are not recog-nized as premium revenue and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

1. ORGANIZATION, NATURE OF OPERATIONS AND ACCOUNTING POLICIES (CONTINUED)

   Benefit Reserves

    Certain policy reserves are calculated using prescribed interest and mor-tality assumptions rather than on estimated expected experience and actual account balances as would be required under GAAP.

   Reinsurance

    Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be re-quired under GAAP.

    Commissions allowed by reinsurers on business ceded are reported as in-come when received rather than being deferred and amortized with deferred policy acquisition costs.

   Federal Income Taxes

    Deferred federal income taxes are not provided for differences between the financial statement amounts and the tax bases of assets and liabili-ties.

   Statements of Cash Flow

    Cash and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

  The effects of the foregoing variances from GAAP on the accompanying statuto-ry-basis financial statements have not been determined, but are presumed to be material.

  Other significant accounting policies followed in preparing the accompanying statutory-basis financial statements are as follows:

   Investments

    Bonds, preferred stocks, policy loans and short-term investments are stated at values prescribed by the NAIC, as follows:

      Bonds not backed by other loans are stated at amortized cost using the constant effective yield method.

      Loan-backed bonds and structured securities are valued at amortized cost using the constant effective yield method. Anticipated prepayments are considered when determining the amortization of related discounts or premiums. Prepayment assumptions are obtained from dealer survey values or internal estimates and are consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value such securities.

      Preferred stocks are carried at cost. In the prior year, such stocks were reported at fair value as determined by the SVO of the NAIC.

      Policy loans are carried at the aggregate unpaid principal balance.

      Short-term investments include investments with maturities of less than one year at the date of acquisition. Short-term investments are carried at amortized cost.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

1. ORGANIZATION, NATURE OF OPERATIONS AND ACCOUNTING POLICIES (CONTINUED)

    Bond and other loan interest is credited to income as it accrues. For se-curities, FPLH follows the guidelines of the NAIC for each security on an individual basis in determining the admitted or nonadmitted status of ac-crued income amounts. There was no interest on securities excluded from in-vestment income at December 31, 1997 and 1996.

    Net income includes realized gains and losses on investments sold, net of tax and transfers to the IMR. The cost of investments sold is determined on a first-in, first-out basis.

   Separate Accounts

    Separate account assets and liabilities reported in the accompanying statutory-basis financial statements represent funds that are separately administered, principally for annuity contracts, and for which the contract holder, rather than FPLH, bears the investment risk. Separate account con-tract holders have no claim against the assets of the general account of FPLH. Separate account assets and liabilities are reported at estimated fair value. The operations of the separate accounts are not included in the accompanying statutory-basis financial statements. Fees charged on separate account policyholder deposits are included in net transfers to separate ac-counts in the accompanying statements of operations.

   Policy Reserves

    Unearned premiums represent the portion of premiums written which are ap-plicable to the unexpired terms of accident and health policies in force, calculated principally by the application of monthly pro rata fractions. Liabilities for unearned premiums are included in aggregate policy re-serves.

    FPLH waives deduction of deferred fractional premiums upon death of insureds. FPLH's policy is to return any portion of the final premium be-yond the date of death. Surrender values are not promised in excess of the legally computed reserves. Additional premiums are charged for policies is-sued on substandard lives according to underwriting classification. Mean reserves are determined by computing the regular mean reserve for the plan at the issued age and holding, in addition, one-half of the extra premium charged for the year.

    The tabular interest has been determined from the basic data for the cal-culation of policy reserves. The tabular less actual reserve released and the tabular cost have been determined by formula as described in the NAIC instructions.

   Liabilities for Policy and Contract Claims

    Liabilities for policy and contract claims, principally related to acci-dent and health policies, include amounts determined in accordance with standard actuarial practice and statutory regulation. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the liabilities for policy and contract claims are adequate. The meth-ods of making such estimates and establishing the resulting liabilities are continually reviewed and updated, and any adjustments resulting therefrom are reflected in current earnings.

   Premiums, Benefits and Expenses

    For individual and most group life policies, premiums are reported as earned on the policy/certificate anniversary. For individual and group an-nuities, premiums and annuity fund deposits are recorded as earned when collected. For individual and group accident and health policies, premiums are recorded as earned on

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

1. ORGANIZATION, NATURE OF OPERATIONS AND ACCOUNTING POLICIES (CONTINUED)

  a pro rata basis over the coverage period for which the premiums were col-lected or due. Benefit claims (including an estimated provision for claims incurred but not reported), policy reserve changes and expenses are charged to income as incurred.

   Reinsurance

    Reinsurance premiums, benefits and expenses are accounted for in a manner consistent with that used in accounting for original policies issued and the terms of reinsurance contracts. Premiums, benefits, expenses and aggre-gate policy reserves are recorded net of reinsured amounts.

   Permitted Statutory Accounting Practices

    FPLH's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the New York Depart-ment of Insurance. Currently, "prescribed" statutory accounting practices include state insurance laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC, including the NAIC's Accounting Practices and Procedures Manual. "Permitted" statutory accounting practices encompass all accounting practices that are not pre-scribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future.

    The NAIC is in the process of codifying statutory accounting practices (Codification). Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that FPLH uses to prepare its statutory-basis financial state-ments. Codification, which is expected to be approved by the NAIC in 1998, will require adoption by the various states before it becomes the pre-scribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for FPLH, New York must adopt Codification as the prescribed basis of account-ing on which domestic insurers must report their statutory-basis results to the Department of Insurance. At this time it is unclear whether New York will adopt Codification. However, based on current draft guidance, manage-ment believes that the impact of codification will not be material to FPLH's statutory-basis financial statements.

 Reclassifications

  Certain reclassifications have been made to the prior year financial state-ments to conform with the current year presentation.

2. INVESTMENTS

  The tables below contain amortized cost (carrying value or statement value) and fair value information on bonds.

                          AMORTIZED      GROSS             GROSS         FAIR
                            COST    UNREALIZED GAINS UNREALIZED LOSSES  VALUE
                          --------- ---------------- ----------------- --------
                                             (IN THOUSANDS)
DECEMBER 31, 1997
U.S. government
 obligations............. $  8,979      $   444           $    3       $  9,420
States and political
 subdivisions............    5,091          --               --           5,091
Corporate and other......  121,094        8,626              523        129,197
Foreign corporate*.......   22,363          474              557         22,280
Asset-backed.............   11,495           29              --          11,524
Mortgage-backed..........   24,105        1,565              --          25,670
                          --------      -------           ------       --------
                          $193,127      $11,138           $1,083       $203,182
                          ========      =======           ======       ========

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

2. INVESTMENTS (CONTINUED)

                          AMORTIZED      GROSS             GROSS         FAIR
                            COST    UNREALIZED GAINS UNREALIZED LOSSES  VALUE
                          --------- ---------------- ----------------- --------
                                             (IN THOUSANDS)
DECEMBER 31, 1996
U.S. government
 obligations............. $ 30,055       $   66            $ 26        $ 30,095
States and political
 subdivisions............    5,094          406             --            5,500
Corporate and other......  125,377        4,446             959         128,864
Foreign corporate*.......    5,556          --              --            5,556
Asset-backed.............    2,825          --              --            2,825
Mortgage-backed..........   33,909          --              --           33,909
                          --------       ------            ----        --------
                          $202,816       $4,918            $985        $206,749
                          ========       ======            ====        ========

--------
*Substantially all are U.S. dollar denominated.

  The amortized cost and fair value of bonds at December 31, 1997, by contrac-tual maturity, are shown below. Actual maturities may differ from contractual maturities because certain borrowers may have the right to call or prepay ob-ligations, sometimes without call or prepayment penalties.

                                                             AMORTIZED   FAIR
                                                               COST     VALUE
                                                             --------- --------
                                                               (IN THOUSANDS)
      Due in one year or less............................... $  2,003  $  2,003
      Due after one year through five years.................   16,799    16,906
      Due after five years through ten years................   49,120    49,742
      Due after ten years...................................   89,605    97,337
                                                             --------  --------
                                                              157,527   165,988
      Asset-backed securities...............................   11,495    11,524
      Mortgage-backed securities............................   24,105    25,670
                                                             --------  --------
                                                             $193,127  $203,182
                                                             ========  ========

  Proceeds during 1997 and 1996 from sales, maturities and calls of bonds were $159,446,000 and $73,171,000, respectively. Gross gains of $2,651,000 and
$170,000 and gross losses of $505,000 and $696,000 in 1997 and 1996, respec-
tively, were realized on those sales.

  The cost of preferred stocks of unaffiliated companies was $1,792,000 and $1,739,000 at December 31, 1997 and 1996, respectively, and the related fair value was $1,891,000 and $1,820,000 at December 31, 1997 and 1996, respective-ly. There was no difference between cost and statement value of preferred stocks at December 31, 1997. The difference between cost and statement value of $81,000 at December 31, 1996 was credited directly to unassigned surplus as of that date and did not affect net income.

  Included in investments are securities having statement values of $1,620,000 at December 31, 1997 which were on deposit with various state insurance de-partments to satisfy regulatory requirements.

 Concentrations of Credit Risk

  FPLH limits credit risk by diversifying its investment portfolio among pub-lic and private placement bonds and preferred stocks. It further diversifies these portfolios between and within industry sectors, by geography and by property type. Credit risk is also limited by maintaining stringent underwrit-ing standards and purchasing

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

2. INVESTMENTS (CONTINUED)

insurance protection in certain cases. In addition, FPLH establishes credit ap-proval processes, credit limits and monitoring procedures on an individual counterparty basis. As a result, management believes that significant concen-trations of credit risk do not exist.

3. FEDERAL INCOME TAXES

  FPLH is included in the life-nonlife consolidated federal income tax return filed by PLH. Under a written agreement, PLH and its affiliates (including
FPLH) allocate the federal income tax liability among the members of the con-solidated return group in the ratio that each member's separate return tax lia-bility, or benefit from a net operating loss, for the year bears to the consol-idated tax liability. The final settlement under this agreement is made after the annual filing of the consolidated U.S. Corporate Income Tax Return.

  Reported income tax expense differs from income tax expense that would result from applying statutory rates to pretax income primarily due to differences in the statutory and tax treatment of certain investments and deferred policy ac-quisition costs.

  Included in the statements of changes in capital and surplus are certain ad-justments increasing surplus by $58,000 and $446,000 at December 31, 1997 and 1996, respectively, relating to tax accrual adjustments applicable to the prior tax years.

  At December 31, 1997, accumulated earnings of FPLH for federal income tax purposes included a "Policyholders' Surplus" account balance of $1,631,000; a special memorandum tax account. This is a special memorandum account balance which has not been currently taxed, but income taxes computed at current rates will become payable if this surplus is distributed. Provisions of the Deficit Reduction Act of 1984 (the Act) do not permit further additions to the Policy-holders' Surplus account. The "Shareholders' Surplus" account is also a special memorandum tax account, and generally represents an accumulation of taxable in-come (net of tax thereon) plus the dividends-received deduction, tax-exempt in-terest, and certain other special deductions as provided by the Act. At Decem-ber 31, 1997, the balance in the Shareholders' Surplus account amounted to ap-proximately $92,131,000. There is no present intention to make distributions in excess of the Shareholders' Surplus account.

4. RELATED PARTY TRANSACTIONS

 Reinsurance Ceded to Affiliates

  FPLH is a party to a reinsurance agreement with VLIC whereby FPLH cedes a pro rata portion of accident and health policies according to issue dates. Reinsur-ance ceded to VLIC has reduced net gain from operations before federal income taxes by $285,000 and $600,000 in 1997 and 1996, respectively. On July 1, 1997, the reinsurance agreement was amended whereby FPLH recaptured the accident and health policies from VLIC. The recapture resulted in FPLH receiving cash from VLIC in the amount of $2,202,882, which has been recorded as a net gain as of December 31, 1997.

 Other Agreements and Transactions with Related Parties

  FPLH entered into an agreement, effective January 1, 1992, with PLH for the performance of administrative services, management support services and market-ing services for FPLH. PLH, as compensation, receives an amount equal to the actual cost of providing these services. Amounts paid to PLH for these services were $3,700,000 in 1997 and $2,200,000 in 1996.

  FPLH entered into a revolving credit note with Commonwealth on September 3, 1996, whereby FPLH can borrow from Commonwealth up to $1,000,000. Interest is computed monthly at a rate designated in the note. At

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

4. RELATED PARTY TRANSACTIONS (CONTINUED)

December 31, 1997 and 1996, there was no outstanding balance. During 1997, FPLH paid $1,500 in interest expense. No interest expense was incurred or paid during 1996.

  FPLH participates in various benefit plans sponsored by Commonwealth and the related costs allocated to FPLH are not significant.

  Commonwealth provides general management, advisory, legal and other general services to FPLH. Diversified Financial Products, Inc., (DFP), formerly Providian Capital Management, Inc., an affiliate, provides investment manage-ment services to FPLH along with marketing and administrative services for FPLH's accumulation business.

5. REINSURANCE

  Certain premiums and benefits are ceded to nonaffiliated insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide FPLH with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

  FPLH's ceded reinsurance agreements with affiliated and nonaffiliated insur-ance companies reduced (increased) certain items in the accompanying financial statements by the following amounts:

                                1997     1996
                               -------  -------
                               (IN THOUSANDS)
      Benefits paid or
       provided............... $   364  $   804
      Commission and expense
       allowances on
       reinsurance ceded......    (185)    (395)
      Interest on reinsurance
       reserves...............     (93)    (192)
      Policy and contract
       claims*................      44       44
      Unearned premium
       reserves*..............       1        1
      Aggregate policy
       reserves*..............      13       13
      Premiums received in
       advance*...............       1        1

--------
   *At year end

  For long-duration contracts, the effect of reinsurance on life and annuity premiums earned in 1997 and 1996 was as follows:

                                                                1997      1996
                                                              PREMIUMS  PREMIUMS
                                                               EARNED    EARNED
                                                              --------  --------
                                                               (IN THOUSANDS)
      Direct................................................. $12,179   $12,194
      Ceded..................................................     (24)      (23)
                                                              -------   -------
      Net.................................................... $12,155   $12,171
                                                              =======   =======

  For short-duration contracts, the effect of reinsurance on accident and health premiums written and earned in 1997 and 1996 was as follows:

                                               1997 PREMIUMS     1996 PREMIUMS
                                               ---------------  ----------------
                                               WRITTEN  EARNED  WRITTEN  EARNED
                                               -------  ------  -------  -------
                                                       (IN THOUSANDS)
      Direct.................................. $5,851   $5,851  $ 6,671  $ 6,671
      Ceded...................................   (698)    (698)  (1,535)  (1,535)
                                               ------   ------  -------  -------
      Net..................................... $5,153   $5,153  $ 5,136  $ 5,136
                                               ======   ======  =======  =======

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

5. REINSURANCE (CONTINUED)

  Amounts payable or recoverable for reinsurance on paid or unpaid life and health claims are not subject to periodic or maximum limits. At December 31, 1997, FPLH reinsurance recoverables are not material and no individual rein-surer owed FPLH an amount equal to or greater than 3% of FPLH's surplus.

  FPLH remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

6. ANNUITY RESERVES

  The withdrawal provisions of FPLH's annuity reserves at December 31, 1997 are summarized as follows:

                                                                 AMOUNT  PERCENT
                                                                -------- -------
                                                                 (IN THOUSANDS)
   Subject to discretionary withdrawal at market value........  $177,844  72.4%
   Subject to discretionary withdrawal at book value less
    surrender charge..........................................    13,347   5.4%
   Subject to discretionary withdrawal (without adjustment) at
    book value with minimal or no charge or adjustment........    51,306  20.9%
   Not subject to discretionary withdrawal....................     3,281   1.3%
                                                                -------- ------
   Total annuity reserves before reinsurance..................   245,778 100.0%
                                                                         ======
   Less reinsurance...........................................       --
                                                                --------
   Net annuity reserves*......................................  $245,778
                                                                ========

--------
   * Includes $177,844,000 of annuities reported in FPLH's separate account li-abilities. See first caption above. The remaining balance, $67,934,000, is included in aggregate policy reserves in the accompanying balance sheet.

7. SEPARATE ACCOUNTS

  Separate accounts held by FPLH represent funds held for individual policy-holders. The separate accounts do not have any minimum guarantees and the in-vestment risks associated with market value changes are borne entirely by the policyholder. The assets in the separate accounts, carried at estimated fair value, consist solely of common stocks. Information regarding the separate ac-counts of FPLH as of and for the year ended December 31, 1997 is as follows (in thousands):

      Premiums, deposits and other considerations..................... $ 51,475
                                                                       ========
      Separate account liabilities*................................... $177,844
                                                                       ========

--------
   * Separate account liabilities are exclusive of $41,000 which represents amounts due to the general account as of December 31, 1997.

  A reconciliation of the amounts transferred to and from FPLH's separate ac-counts for the year ended December 31, 1997 is presented below (in thousands):

   Transfers as reported in the Summary of Operations of FPLH's
    Separate Accounts Annual Statements:
     Transfers to separate accounts................................... $51,475
     Transfers from separate accounts.................................  (6,801)
                                                                       -------
   Net transfers to separate accounts.................................  44,674
   Reconciling adjustments:
     Fees paid to external fund manager...............................     120
                                                                       -------
   Transfers as reported in the Summary of Operations of FPLH's Life,
    Accident & Health Annual Statement................................ $44,794
                                                                       =======

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

8. DEFERRED AND UNCOLLECTED PREMIUMS

  Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 1997 were as follows:

   TYPE                                            GROSS  LOADING NET OF LOADING
   ----                                            ------ ------- --------------
                                                          (IN THOUSANDS)
   Ordinary new................................... $  431 $  315      $  116
   Ordinary renewal...............................  3,162  1,032       2,130
                                                   ------ ------      ------
   Total ordinary.................................  3,593  1,347       2,246
   Group new......................................      6      6         --
   Group renewal..................................  1,136    408         728
                                                   ------ ------      ------
   Total group....................................  1,142    414         728
                                                   ------ ------      ------
   Total.......................................... $4,735 $1,761      $2,974
                                                   ====== ======      ======

9. CAPITAL AND SURPLUS AND STATUTORY RESTRICTIONS ON DIVIDENDS

  Life/Health insurance companies are subject to certain Risk-Based Capital
(RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 1997, FPLH meets the RBC requirements.

  FPLH is restricted from distributing any dividends to shareholders without prior approval from the New York Department of Insurance.

  Included in FPLH's capital and surplus is a special surplus fund which con-sists of a group life contingency reserve and annuitant mortality fluctuation reserve at December 31, 1997 of $1,480,387 and $126,965, respectively ($1,422,181 and $50,853, respectively, at December 31, 1996).

10. CONTINGENCIES

  In the ordinary course of business, FPLH is a defendant in litigation prin-cipally involving insurance policy claims for damages, including compensatory and punitive damages. In the opinion of management, the outcome of such liti-gation will not result in a loss which would be material to FPLH's financial position or results of operations.

11. FAIR VALUES OF FINANCIAL INSTRUMENTS

  The following methods and assumptions were used by FPLH in estimating fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

   Bonds and Preferred Stocks

    The fair values of bonds and preferred stocks are generally based on pub-lished quotations of the SVO of the NAIC. However, for certain investments, the SVO does not provide a value and FPLH uses either admitted asset in-vestment amounts (i.e., statement values) as allowed by the NAIC, values provided by outside broker confirmations or internally calculated esti-mates. The fair values of FPLH's investment in bonds and preferred stocks are disclosed in Note 2.

   Policy Loans

    The carrying values of policy loans reported in the accompanying balance sheets approximate their fair values.

               FIRST PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY

11. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

   Cash, Short-Term Investments and Deferred and Uncollected Premiums

    The carrying values of cash, short-term investments, and deferred and uncollected premiums reported in the accompanying balance sheets approxi-mate their fair values.

   Investment Contracts

    The fair values of investment-type fixed annuity contracts are estimated using discounted cash flow calculations, based on current interest rates for similar contracts. The fair values of variable annuity contracts are equal to their carrying values.

    The carrying values and fair values of FPLH's liabilities for investment-type contracts at December 31, 1997 and 1996 are summarized as follows:

                                                                         FAIR
                                                        CARRYING VALUE  VALUE
                                                        -------------- --------
                                                            (IN THOUSANDS)
      DECEMBER 31, 1997
      Fixed annuity contracts..........................    $ 67,934    $ 64,416
      Variable annuity contracts*......................     177,844     177,844
                                                           --------    --------
                                                           $245,778    $242,260
                                                           ========    ========
      DECEMBER 31, 1996
      Fixed annuity contracts..........................    $ 76,881    $ 72,900
      Variable annuity contracts*......................     107,285     107,285
                                                           --------    --------
                                                           $184,166    $180,185
                                                           ========    ========

--------
   *Included in FPLH's separate account liabilities.

  The fair values for FPLH's insurance contracts other than investment con-tracts are not required to be disclosed. However, the fair values of liabili-ties under all insurance contracts are taken into consideration in FPLH's over-all management of interest rate risk, such that FPLH's exposure to changing in-terest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

12. YEAR 2000 (UNAUDITED)

  Commonwealth's parent has adopted and has in place a Year 2000 Assessment and Planning Project (the Project) to review and analyze its information technology and systems to determine if they are Year 2000 compatible. Commonwealth and FPLH have begun to convert or modify, where necessary, critical data processing systems. It is contemplated that the Project will be substantially completed by early 1999. Commonwealth and FPLH do not expect this Project to have a signifi-cant effect on operations. However, to mitigate the effect of outside influ-ences upon the success of the Project, Commonwealth and FPLH have undertaken communications with their significant customers, suppliers and other third par-ties to determine their Year 2000 compatibility and readiness. Management be-lieves that the issues associated with the Year 2000 will be resolved with no material financial impact on Commonwealth and FPLH.

  Since the Year 2000 computer problem, and its resolution, is complex and multifaceted, the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that systems or equipment addresses Year 2000 date data prior to the Year 2000). Even with ap-propriate and diligent pursuit of a well-conceived project, including testing procedures, there is no certainty that any company will achieve complete suc-cess. Notwithstanding the efforts or results of Commonwealth and FPLH, their ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond their knowledge or control.

                             Financial Statements

               First Providian Life and Health Insurance Company
                         Separate Account C - Marquee

           For the Period Since Inception through December 31, 1997
                      with Report of Independent Auditors

               First Providian Life and Health Insurance Company
                         Separate Account C - Marquee

                             Financial Statements


           For the Period Since Inception through December 31, 1997



                                    CONTENTS

Report of Independent Auditors...........................................  1

Audited Financial Statements

Statement of Assets and Liabilities......................................  2
Statement of Operations..................................................  4
Statement of Changes in Net Assets.......................................  5
Notes to Financial Statements............................................  6

                        Report of Independent Auditors

Contract Owners
First Providian Life and Health Insurance Company Separate Account C - Marquee

We have audited the accompanying statement of assets and liabilities of First Providian Life and Health Insurance Company Separate Account C - Marquee (comprising the Fidelity VIP Equity-Income, Fidelity VIP Growth, Dreyfus Growth and Income, Dreyfus Quality Bond, T. Rowe Price Equity Income, T. Rowe Price New America Growth, T. Rowe Price International Stock, OCC Accumulation Trust Managed, OCC Accumulation Trust Small Cap and OCC Accumulation Trust U.S. Government Income Subaccounts) as of December 31, 1997, and the related statements of operations and changes in net assets for the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the First Providian Life and Health Insurance Company Separate Account C - Marquee at December 31, 1997, and the results of their operations and changes in their net assets for the period then ended in conformity with generally accepted accounting principles.




/s/ Ernst & Young LLP

Louisville, Kentucky
April 24, 1998

               First Providian Life and Health Insurance Company
                         Separate Account C - Marquee

                      Statement of Assets and Liabilities

                                                                    DECEMBER 31
                                                                        1997
                                                                    -----------
ASSETS
Investments:

 Fidelity VIP Equity-Income Portfolio (cost: $6,726)                  $   7,037

 Fidelity VIP Growth Portfolio (cost: $2,573)                             2,633

 Dreyfus Growth and Income Portfolio (cost: $7,163)                       7,029

 Dreyfus Quality Bond Portfolio (cost: $1,580)                            1,585

 T. Rowe Price Equity Income Portfolio (cost: $6,975)                     7,147

 T. Rowe Price New America Growth Portfolio (cost: $2,068)                2,136

 T. Rowe Price International Stock Portfolio (cost: $14,733)             14,696

 OCC Accumulation Trust Managed Portfolio (cost: $6,675)                  6,863

 OCC Accumulation Trust Small Cap Portfolio (cost: $2,595)                2,601

 OCC Accumulation Trust U.S. Government Income Portfolio (cost: $1,571)   1,576

                                                                      ---------
TOTAL INVESTMENTS AND TOTAL ASSETS                                       53,303
LIABILITIES                                                                   -
                                                                      ---------
NET ASSETS                                                            $  53,303
                                                                      =========

                                                                                                   DECEMBER 31
                                                                                                       1997
                                                                                               ---------------------
NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY CONTRACT OWNERS

    Fidelity VIP Equity-Income Subaccount                                                       $         7,037

    Fidelity VIP Growth Subaccount                                                                        2,633

    Dreyfus Growth and Income Subaccount                                                                  7,029

    Dreyfus Quality Bond Subaccount                                                                       1,585

    T. Rowe Price Equity Income Subaccount                                                                7,147

    T. Rowe Price New America Growth Subaccount                                                           2,136

    T. Rowe Price International Stock Subaccount                                                         14,696

    OCC Accumulation Trust Managed Subaccount                                                             6,863

    OCC Accumulation Trust Small Cap Subaccount                                                           2,601

    OCC Accumulation Trust U.S. Government Income Subaccount                                              1,576




                                                                                               ----------------
NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY CONTRACT OWNERS                                     $        53,303
                                                                                               ================

See accompanying notes.

               First Providian Life and Health Insurance Company

                         Separate Account C - Marquee

                            Statement of Operations

           For the Period Since Inception through December 31, 1997

                                                                        DREYFUS     DREYFUS      T. ROWE       T. ROWE PRICE
                                        FIDELITY VIP   FIDELITY VIP   GROWTH AND    QUALITY    PRICE EQUITY     NEW AMERICA
                                        EQUITY-INCOME    GROWTH         INCOME       BOND        INCOME            GROWTH
                                        ---------------------------------------------------------------------------------------
Investment income:
  Dividends                              $         -   $       -      $    446     $     22     $   234         $     5

Expenses:
  Mortality and expense risk and
    administrative charges                        14           5            13            3          13               4
                                        ---------------------------------------------------------------------------------------
Net investment income (expense)                  (14)         (5)          433           19         221               1

Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) from
      investment transactions:
         Proceeds from sales                      14           5            14            3          14               4
         Cost of investments sold                 13           5            14            3          14               5
                                        ---------------------------------------------------------------------------------------
                                                   1           -             -            -           -              (1)
  Net unrealized appreciation
      (depreciation) on investments:
          At end of year                         311          60          (134)           5         172              68
                                        ---------------------------------------------------------------------------------------
Net gain (loss) on investments                   312          60          (134)           5         172              67
                                        ---------------------------------------------------------------------------------------

Net increase in net assets
  resulting from operations              $       298  $       55      $    299     $     24     $   393        $     68
                                        =======================================================================================

                                                               OCC             OCC             ACCUMULATION
                                        T. ROWE PRICE      ACCUMULATION    ACCUMULATION         TRUST U.S.
                                        INTERNATIONAL         TRUST        TRUST SMALL          GOVERNMENT
                                           STOCK             MANAGED          CAP                INCOME            TOTAL
                                        ----------------------------------------------------------------------------------
Investment income:
  Dividends                               $   328            $     -         $     -             $    13         $  1,048

Expenses:
  Mortality and expense risk and
    administrative charges                     28                 13               5                   3              101
                                        ----------------------------------------------------------------------------------
Net investment income (expense)               300                (13)             (5)                 10              947

Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) from
      investment transactions:
         Proceeds from sales                   28                 13               5                   3              103
         Cost of investments sold              28                 13               5                   3              103
                                        ----------------------------------------------------------------------------------
                                                -                  -               -                   -                -
  Net unrealized appreciation
      (depreciation) on investments:
          At end of year                      (37)               188               6                   5              644
                                        ----------------------------------------------------------------------------------
Net gain (loss) on investments                (37)               188               6                   5              644
                                        ----------------------------------------------------------------------------------

Net increase in net assets
  resulting from operations               $   263            $   175     $         1             $    15         $  1,591
                                        ==================================================================================

See accompanying notes.

               First Providian Life and Health Insurance Company
                         Separate Account C - Marquee

                      Statement of Changes in Net Assets

           For the Period Since Inception through December 31, 1997


                                                                          DREYFUS        DREYFUS        T. ROWE      T. ROWE PRICE
                                          FIDELITY VIP    FIDELITY VIP   GROWTH AND      QUALITY       PRICE EQUITY   NEW AMERICA
                                          EQUITY-INCOME      GROWTH        INCOME         BOND            INCOME        GROWTH
                                         --------------------------------------------------------------------------------------
Increase (decrease) in net assets
   resulting from operations:
   Net investment income (expense)               (14)          (5)           433              19             221         1
   Net realized gain (loss) on
     investments                                   1            -              -               -               -        (1)
   Net unrealized appreciation
     (depriciation) on investments               311           60           (134)              5             172        68
                                         --------------------------------------------------------------------------------------
Net increase in net assets
   resulting from operations                     298           55            299              24             393        68

Changes from variable annuity
   contract transactions:
   Transfers of net premiums                   6,739        2,578          6,730           1,561           6,754     2,068
                                         --------------------------------------------------------------------------------------
Net increase in net assets derived
     from variable annuity contract
       transactions                            6,739        2,578          6,730           1,561           6,754     2,068
                                         --------------------------------------------------------------------------------------
Net increase in net assets                     7,037        2,633          7,029           1,585           7,147     2,136
                                         --------------------------------------------------------------------------------------
Balances at December 31, 1997            $     7,037      $ 2,633        $ 7,029         $ 1,585         $ 7,147   $ 2,136
                                         ======================================================================================
                                                                                              OCC
                                                              OCC              OCC        ACCUMLATION
                                          T. ROWE PRICE   ACCUMULATION     ACCUMULATION   TRUST U.S.
                                          INTERNATIONAL      TRUST         TRUST SMALL    GOVERNMENT
                                             STOCK          MANAGED           CAP           INCOME          TOTAL
                                          --------------------------------------------------------------------------------------
Increase (decrease) in net assets
   resulting from operations:
   Net investment income (expense)               300          (13)            (5)             10             947
   Net realized gain (loss) on
     investments                                   -            -              -               -               -
   Net unrealized appreciation
     (depriciation) on investments               (37)         188              6               5             644
                                         -------------------------------------------------------------------------------------
Net increase in net assets
   resulting from operations                     263          175              1              15           1,591

Changes from variable annuity
   contract transactions:
   Transfers of net premiums                  14,433        6,688          2,600           1,561          51,712
                                         ------------------------------------------------------------------------------------
Net increase in net assets derived
     from variable annuity contract
       transactions                           14,433        6,688          2,600           1,561          51,712
                                         ------------------------------------------------------------------------------------
Net increase in net assets                    14,696        6,863          2,601           1,576          53,303
                                         ------------------------------------------------------------------------------------
Balances at December 31, 1997            $    14,696     $  6,863       $  2,601        $  1,576       $  53,303
                                         ====================================================================================

See accompanying notes.

               First Providian Life and Health Insurance Company
                         Separate Account C - Marquee


                         Notes to Financial Statements


                               December 31, 1997


1. ACCOUNTING POLICIES

ORGANIZATION OF THE ACCOUNT

First Providian Life and Health Insurance Company Separate Account C - Marquee (the "Separate Account") is a separate account of First Providian Life and Health Insurance Company ("FPLH"), and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account was established for the purpose of funding variable annuity contracts issued by FPLH. The Separate Account had no activity until the first contract application was processed in November 1997.

Prior to June 10, 1997, FPLH was an indirect, wholly owned subsidiary of Providian Corporation ("Providian"). On June 10, 1997, Providian's insurance operations, including the operations of FPLH, were merged with an indirect, wholly owned subsidiary of AEGON N.V., an international insurance organization headquartered in The Hague, The Netherlands. Providian was the surviving corporation in the merger. Effective October 15, 1997, Providian's name was changed to Commonwealth General Corporation ("CGC"). Effective December 31, 1997, ownership of CGC was transferred to AEGON USA, Inc., an indirect, wholly owned subsidiary of AEGON N.V.

FPLH expects to merge with AUSA Life Insurance Company, an affiliate, in 1998. Upon approval and completion of the merger, AUSA Life Insurance Company will be the surviving company.

The Separate Account has twelve subaccounts, ten of which had activity in 1997. The subaccounts invest exclusively in shares of the corresponding portfolios of Variable Insurance Products Fund and Variable Insurance Products Fund II (both advised by Fidelity Management & Research Company), Dreyfus Variable Investment Fund (advised by Dreyfus Corporation), T. Rowe Price Equity Series, Inc. (advised by T. Rowe Price Associates, Inc.), T. Rowe Price International Series, Inc. (advised by Rowe Price-Fleming International, Inc.), and OCC Accumulation Trust (advised by OCC Accumulation Trust) (each, a "Fund" and collectively, the "Funds"). Each Fund is an open-end management investment company.

               First Providian Life and Health Insurance Company
                         Separate Account C - Marquee


                   Notes to Financial Statements (continued)



1. ACCOUNTING POLICIES (CONTINUED)

The portfolios available in each Fund as of December 31, 1997 are as follows:

VARIABLE INSURANCE PRODUCTS FUND I AND VARIABLE INSURANCE PRODUCTS FUND II Fidelity VIP Money Market Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP II Asset Manager Portfolio

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Growth and Income Portfolio
Dreyfus Quality Bond Portfolio

T. ROWE PRICE EQUITY SERIES, INC.
T. Rowe Price Equity Income Portfolio
T. Rowe Price New America Growth Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio

OCC ACCUMULATION TRUST
OCC Accumulation Trust Managed Portfolio
OCC Accumulation Trust Small Cap Portfolio
OCC Accumulation Trust U.S. Government Income Portfolio

Each portfolio has different investment objectives and policies as outlined in the prospectus of the Separate Account. There is no assurance that a portfolio will achieve its stated investment objective.

No sales load is deducted from premium contributions and up to 10% of the accumulated value can be withdrawn once per year without a surrender charge. Additional withdrawals are subject to surrender charges of up to 7% during the first six contract years and the total surrender charges assessed will not exceed 8.5% of the premium contributions under the contract. No surrender charges are assessed on the death of the annuitant or after the sixth contract year.

               First Providian Life and Health Insurance Company
                         Separate Account C - Marquee


                   Notes to Financial Statements (continued)


1. ACCOUNTING POLICIES (CONTINUED)

The contract owner may allocate the initial premium to one or more of the subaccounts of the Separate Account and it is invested immediately in the portfolios upon receipt. The contract owner may cancel the contract during the right to cancel period (initially ten days or, for replacement, 20 days) and a five day grace period but bears full investment risk for any amounts allocated to the portfolios during that time.

INVESTMENTS

The Separate Account purchases shares of the portfolios at net asset value in connection with premium payments allocated to the subaccounts in accordance with contract owners' directions and redeems shares of the portfolios to process transfers and to meet policy contract obligations. Gains and losses resulting from the redemption of shares are computed on the basis of average cost. Investment transactions are recorded on the trade dates.

All dividends and capital gains earned on the portfolios are reinvested in the portfolios and are reflected in the unit values of the subaccounts of the Separate Account.

Investments in the portfolios are valued at market which is calculated daily on each day the New York Stock Exchange is open for trading. Income and both realized and unrealized gains or losses from assets of each subaccount will be credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount of the Separate Account or arising out of any other business FPLH may conduct.

The contract's accumulated value varies with the investment performance of the corresponding portfolios. Investment results are not guaranteed by the Separate Account or FPLH.

Although the assets in the Separate Account are the property of FPLH, the assets in the Separate Account attributable to the contracts cannot be used to discharge the liabilities arising out of any other business which FPLH may conduct. The assets of the Separate Account are available to cover the general liabilities of FPLH only to the extent that the Separate Account's assets exceed its liabilities under the contracts.

               First Providian Life and Health Insurance Company
                         Separate Account C - Marquee


                   Notes to Financial Statements (continued)


2. INVESTMENTS

The following is a summary of shares and amounts outstanding for each of the respective portfolios as of December 31, 1997:

--------------------------------------------------------------------------------------------------
                                                                    NET ASSET VALUE        FAIR
PORTFOLIO                                              SHARES                               VALUE
--------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income                             289.827           $24.28            $ 7,037
Fidelity VIP Growth                                     70.970            37.10              2,633
Dreyfus Growth and Income                              338.259            20.78              7,029
Dreyfus Quality Bond                                   135.124            11.73              1,585
T. Rowe Price Equity Income                            384.454            18.59              7,147
T. Rowe Price New America Growth                       100.047            21.35              2,136
T. Rowe Price International Stock                    1,153.532            12.74             14,696
OCC Accumulation Trust Managed                         161.940            42.38              6,863
OCC Accumulation Trust Small Cap                        98.635            26.37              2,601
OCC Accumulation Trust U.S. Government
 Income                                                149.952            10.51              1,576

                                                                                     -------------
                                                                                           $53,303
                                                                                     =============

The aggregate cost of shares purchased during the period since inception through December 31, 1997 for each of the respective portfolios is as follows:

-----------------------------------------------------------------------------------------------
                                                                                  AGGREGATE
                                                                               COST OF SHARES
PORTFOLIO                                                                         PURCHASED
-----------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income                                                              $ 6,739
Fidelity VIP Growth                                                                       2,578
Dreyfus Growth and Income                                                                 7,177
Dreyfus Quality Bond                                                                      1,583
T. Rowe Price Equity Income                                                               6,989
T. Rowe Price New America Growth                                                          2,073
T. Rowe Price International Stock                                                        14,761
OCC Accumulation Trust Managed                                                            6,688
OCC Accumulation Trust Small Cap                                                          2,600
OCC Accumulation Trust U.S. Government Income                                             1,574
                                                                                ---------------
                                                                                        $52,762
                                                                                ===============

               First Providian Life and Health Insurance Company
                         Separate Account C - Marquee


                   Notes to Financial Statements (continued)


3. FEDERAL INCOME TAXES

Operations of the Separate Account are included in the federal income tax return of FPLH, which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under current federal income tax law, no federal income taxes are payable with respect to the Separate Account.

4. ADVISORY AND SERVICE FEES

The Funds and their advisors furnish corporate management, administrative, marketing and distribution services. Additionally, the Funds' advisors furnish investment advisory services to the Funds' portfolios under the terms of advisory contracts. The net asset value of the portfolios is net of the advisory and service fees.

5. EXPENSES

An annual charge is deducted from the unit values of the subaccounts of the Separate Account for FPLH's assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Separate Account. For the period since inception through December 31, 1997, the effective annual rate for this charge was 1.25%.

An administrative charge equal to .15% annually is deducted from the unit values of the subaccounts of the Separate Account. This charge is assessed daily by FPLH, along with an annual policy fee of $30 per contract. The annual policy fee is deducted proportionately from the subaccounts' accumulated value. These deductions represent reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Separate Account.

               First Providian Life and Health Insurance Company
                         Separate Account C - Marquee

                   Notes to Financial Statements (continued)

6. CONTRACT OWNER TRANSACTIONS

Transactions with contract owners during the period since inception through December 31, 1997 and end of period values for each of the respective subaccounts were as follows:

                                                                   1997
                                                          ---------------------
FIDELITY VIP EQUITY-INCOME
Issuance of units                                                      580.740
Redemption of units                                                          -
                                                          ---------------------
Outstanding units at end of period                                     580.740
                                                          =====================

End of period:
 Unit value                                                   $      12.117415
                                                          =====================
 Subaccount value                                             $          7,037
                                                          =====================

FIDELITY VIP GROWTH

Issuance of units                                                      220.094
Redemption of units                                                          -
                                                          ---------------------
Outstanding units at end of period                                     220.094
                                                          =====================

End of period:
 Unit value                                                   $      11.963939
                                                          =====================
 Subaccount value                                             $          2,633
                                                          =====================

DREYFUS GROWTH AND INCOME
Issuance of units                                                      608.751
Redemption of units                                                          -
                                                          ---------------------
Outstanding units at end of period                                     608.751
                                                          =====================

End of period:
 Unit value                                                   $      11.546258
                                                          =====================
 Subaccount value                                             $          7,029
                                                          =====================

               First Providian Life and Health Insurance Company
                         Separate Account C - Marquee

                   Notes to Financial Statements (continued)


6. CONTRACT OWNER TRANSACTIONS (CONTINUED)

                                                        1997
                                                ---------------------
DREYFUS QUALITY BOND
Issuance of units                                            147.184
Redemption of units                                                -
                                                ---------------------
Outstanding units at end of period                           147.184
                                                =====================

End of period:
  Unit value                                        $      10.768802
                                                =====================
  Subaccount value                                  $          1,585
                                                =====================

T. ROWE PRICE EQUITY INCOME

Issuance of units                                            591.446
Redemption of units                                                -
                                                ---------------------
Outstanding units at end of period                           591.446
                                                =====================

End of period:
  Unit value                                        $      12.084498
                                                =====================
  Subaccount value                                  $          7,147
                                                =====================

T. ROWE PRICE NEW AMERICA GROWTH

Issuance of units                                            171.777
Redemption of units                                                -
                                                ---------------------
Outstanding units at end of period                           171.777
                                                =====================

End of period:
  Unit value                                        $      12.434974
                                                =====================
  Subaccount value                                  $          2,136
                                                =====================

                                                                              12

               First Providian Life and Health Insurance Company
                         Separate Account C - Marquee

                   Notes to Financial Statements (continued)


6. CONTRACT OWNER TRANSACTIONS (CONTINUED)

                                                             1997
                                                     ---------------------
T. ROWE PRICE INTERNATIONAL STOCK
Issuance of units                                               1,446.938
Redemption of units                                                     -
                                                     ---------------------
Outstanding units at end of period                              1,446.938
                                                     =====================

End of period:
  Unit value                                             $      10.156554
                                                     =====================
  Subaccount value                                       $         14,696
                                                     =====================

OCC ACCUMULATION TRUST MANAGED

Issuance of units                                                 594.827
Redemption of units                                                     -
                                                     ---------------------
Outstanding units at end of period                                594.827
                                                     =====================

End of period:
  Unit value                                             $      11.537140
                                                     =====================
  Subaccount value                                       $          6,863
                                                     =====================

OCC ACCUMULATION TRUST SMALL CAP

Issuance of units                                                 212.793
Redemption of units                                                     -
                                                     ---------------------
Outstanding units at end of period                                212.793
                                                     =====================

End of period:
  Unit value                                             $      12.224404
                                                     =====================
  Subaccount value                                       $          2,601
                                                     =====================

               First Providian Life and Health Insurance Company
                         Separate Account C - Marquee

                   Notes to Financial Statements (continued)


6. CONTRACT OWNER TRANSACTIONS (CONTINUED)

                                                                 1997
                                                         ---------------------
OCC ACCUMULATION TRUST U.S. GOVERNMENT INCOME
Issuance of units                                                     149.603
Redemption of units                                                         -
                                                         ---------------------
Outstanding units at end of period                                    149.603
                                                         =====================

End of period:
  Unit value                                                 $      10.533052
                                                         =====================
  Subaccount value                                           $          1,576
                                                         =====================

               First Providian Life and Health Insurance Company

                         Separate Account C - Marquee

                   Notes to Financial Statements (continued)

7. Net Assets

Net assets at December 31, 1997 for each of the respective subaccounts are as summarized in the following tables:

                                                                        DREYFUS
                                   FIDELITY VIP      FIDELITY VIP     GROWTH AND     DREYFUS QUALITY
                                   EQUITY-INCOME       GROWTH           INCOME            BOND
                                   ------------------------------------------------------------------
Contract owner transactions          $  6,739         $   2,578         $   6,730       $   1,561
Accumulated net investment
  income (expense)                        (14)               (5)              433              19
Accumulated net realized gain
  on investments                            1                 -                 -               -
Net unrealized appreciation
  (depreciation) on investments           311                60              (134)              5
                                   ------------------------------------------------------------------
                                     $  7,037         $   2,633         $   7,029       $   1,585
                                   ==================================================================

                                                        T. ROWE PRICE        T. ROWE PRICE          OCC
                                   T. ROWE PRICE         NEW AMERICA         INTERNATIONAL      ACCUMULATION
                                   EQUITY INCOME            GROWTH               STOCK          TRUST MANAGED
                                   --------------------------------------------------------------------------
Contract owner transactions          $  6,754              $   2,068         $  14,433            $  6,688
Accumulated net investment
  income (expense)                        221                      1               300                 (13)
Accumulated net realized gain
  (loss) on investments                     -                     (1)                -                   -
Net unrealized appreciation
  (depreciation) on investments           172                     68               (37)                188
                                   --------------------------------------------------------------------------
                                     $  7,147              $   2,136         $  14,696            $  6,863
                                   ==========================================================================

               First Providian Life and Health Insurance Company
                         Separate Account C - Marquee

                   Notes to Financial Statements (continued)



7. NET ASSETS (CONTINUED)

                                                        OCC
                                     OCC            ACCUMULATION
                                 ACCUMULATION       TRUST U.S.
                                  TRUST SMALL       GOVERNMENT
                                      CAP             INCOME          TOTAL
                                 -----------------------------------------------
Contract owner transactions      $   2,600          $   1,561     $  51,712
Accumulated net investment
  income (expense)                      (5)                10           947
Accumulated net realized gain
  on investments                         -                  -             -
Net unrealized appreciation on
  investments                            6                  5           644
                                 -----------------------------------------------
                                 $   2,601          $   1,576     $  53,303
                                 ===============================================

               First Providian Life and Health Insurance Company
                         Separate Account C - Marquee


                   Notes to Financial Statements (continued)


8. YEAR 2000 (UNAUDITED)

CGC's parent has adopted and has in place a Year 2000 Assessment and Planning Project (the "Project") to review and analyze its information technology and systems to determine if they are Year 2000 compatible. CGC and FPLH have begun to convert or modify, where necessary, critical data processing systems. It is contemplated that the Project will be substantially completed by early 1999.
CGC and FPLH do not expect this Project to have a significant effect on operations. However, to mitigate the effect of outside influences upon the success of the Project, CGC and FPLH have undertaken communications with their significant customers, suppliers and other third parties to determine their Year 2000 compatibility and readiness. Management believes that the issues associated with the Year 2000 will be resolved with no material financial impact on CGC and FPLH.

Since the Year 2000 computer problem, and its resolution, is complex and multifaceted, the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that systems or equipment addresses Year 2000 date data prior to the Year 2000). Even with appropriate and diligent pursuit of a well-conceived project, including testing procedures, there is no certainty that any company will achieve complete success. Notwithstanding the efforts or results of CGC and FPLH, their ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond their knowledge or control.

                               OTHER INFORMATION


Item 24.  Financial Statements and Exhibits
          (a)      Financial Statements.

          Part A.  None
          Part B.  Audited Financial Statements
                   First Providian Life and Health Insurance Company Separate Account C Year ended December 31, 1997 with Report of Independent Auditors/1/

                   Audited Financial Statements-Statutory Basis
                   First Providian Life and Health Insurance Company
                   Years ended December 31, 1997 and December 31, 1996 with Report of Independent Auditors/1/


          Part C.  None
          (b)      Exhibits.
          (1) Resolution of the Board of Directors of First Providian Life and Health Insurance Company ("First Providian") authorizing establishment of the Separate Account./2/
          (2)      Not Applicable.
          (3)      Distribution Agreement.
                   (a)    Form of Selling Agreement./2/
          (4)      (a)    Form of variable annuity contract./2/
          (5)      (a)    Form of Application./2/
          (6)      (a)    Amended and Restated Charter of First Providian/2/
                   (b)    By-Laws of First Providian as amended February 28,
                          1995./2/
          (7)      Not Applicable.
          (8)      (a)    Participation Agreement among Variable Insurance
                          Products Fund, Fidelity Distributor's Corporation and
                          First Providian Life and Health Insurance Company dated November 15, 1996./3/

                   (b) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributor's Corporation and First Providian dated November 15, 1996./3/

                   (c) Participation Agreement among T. Rowe Price International Series, Inc.; T. Rowe Price Equity Series, Inc.; T. Rowe Price Investment Services, Inc. and First Providian dated November 15, 1996./3/

                   (d) Participation Agreement between Dreyfus Variable Investment Fund and First Providian dated November 15, 1996./3/

                   (e) Participation Agreement by and among OCC Accumulation Trust, First Providian and OCC Distributors dated November 1, 1996./3/

          (9)      (a)    Opinion and Consent of Counsel./1/
                   (b)    Consent of Counsel./1/
          (10)     Consent of Independent Auditors./1/
          (11)     No Financial Statements are omitted from Item 23.
          (12)     Not Applicable.

          (13)     Performance Computation./2/
          (14)     Not Applicable.



-------------------------------------
/1/Filed herewith.

/2/Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement of First Providian Life and Health Insurance Company, File No. 33-94210.

/3/Incorporated by reference from Post-Effective Amendment No. 1 to the Registration Statement of First Providian Life and Health Insurance Company, File No. 33-94210.

Item 25.  Directors and Officers of the Depositor

Positions and Offices with Depositor        Name and Principal Business Address*
------------------------------------        ------------------------------------
President                                               David G. Rekoski
Senior Vice President                                   Edward A. Biemer
Senior Vice President                                   Thomas P. Bowie
Executive Vice President                                William L. Busler
Treasurer                                               Martha A. McConnell
Vice President                                          Brian Alford
Vice President                                          Nathan C. Anguiano
Vice President                                          Frank A. Camp
Vice President                                          Jane A. Coyne
Vice President                                          Carolyn M. Johnson
Vice President, Secretary and Assoc. Gen. Counsel       Susan E. Martin
Vice President & Assistant Treasurer                    John A. Mazzuca
Vice President                                          Daniel C. Mohwinkel
Vice President                                          Maureen E. Nielsen
Vice President                                          Thomas B. Nesspor
Vice President                                          Larry N. Norman
Vice President                                          G. Eric O'Brien
Vice President                                          Daniel H. Odum
Vice President and Actuary                              John C. Prestwood, Jr.
Vice President                                          Gary H. Scott
Vice President                                          Douglas A. Sarcia
Vice President                                          Brian A. Smith
Vice President and Consumer Services Officer            Rosalie M. Smith
Vice President                                          Colleen M. Tobiason
Vice President                                          William A. Waldie, Jr.
Vice President                                          Michael A. Wapp
Vice President & Actuary                                Ronald L. Ziegler
Assistant Vice President & Qualified Actuary            Michael A. Cioffi
Assistant Vice President                                Kimberly A. Cushing
Assistant Vice President                                Mary Ellen Fahringer
Assistant Vice President                                JoAnn Herndon
Assistant Vice President - Information Technology       Walt Kristik
Assistant Vice President                                Patricia A. Lukacs
Assistant Vice President                                William R. Maurer
Assistant Vice President                                Robert E. Payne
Assistant Vice President                                Teresa Stolba
Assistant Treasurer                                     Brenda Clancy
Assistant Treasurer                                     William C. White, IV
Assistant Controller                                    Paul J. Lukacs
Assistant Controller                                    Joseph C. Noone
Second Vice President                                   Amy E. Anders
Second Vice President                                   Cindy L. Chanley
Second Vice President                                   George E. Claiborne, Jr.
Second Vice President                                   Michele M. Coan
Second Vice President                                   Karen H. Fleming
Second Vice President                                   Michael F. Lane
Second Vice President                                   Frank J. Rosa
Second Vice President/Investments                       David L. Blankenship
Second Vice President/Investments                       C. Ray Brewer
Second Vice President/Investments                       Kirk W. Buese
Second Vice President/Investments                       William S. Cook
Second Vice President/Investments                       Deborah A. Dias
Second Vice President/Investments                       Lee W. Eastland
Second Vice President/Investments                       Donald E. Flynn
Second Vice President/Investments                       Eric B. Goodman
Second Vice President/Investments                       James Grant
Second Vice President/Investments                       David R. Halfpap
Second Vice President/Investments                       Robert L. Hansen
Second Vice President/Investments                       Donna L. Heitzman
Second Vice President/Investments                       David W. Hopewell
Second Vice President/Investments                       Frederick B. Howard
Second Vice President/Investments                       Claudia E. Jackson
Second Vice President/Investments                       Jon D. Kettering
Second Vice President/Investments                       Tim Kuussalo
Second Vice President/Investments                       David J. Ludke
Second Vice President/Investments                       James D. MacKinnon
Second Vice President/Investments                       Jeffrey T. McGlaun
Second Vice President/Investments                       Paul D. Meir
Second Vice President/Investments                       Thomas L. Nordstrom
Second Vice President/Investments                       Ralph M. O'Brien
Second Vice President/Investments                       Douglas H. Owen, Jr.
Second Vice President/Investments                       Dennis Roland
Second Vice President/Investments                       James D. Ross
Second Vice President/Investments                       J. Alan Schork
Second Vice President/Investments                       Lindsay Schumacher
Second Vice President/Investments                       Michael B. Shaffer
Second Vice President/Investments                       Clifford Sheets
Second Vice President/Investments                       Michael B. Simpson
Second Vice President/Investments                       Jon L. Skaggs
Second Vice President/Investments                       Elizabeth A. Smedley
Second Vice President/Investments                       Michael S. Smith
Second Vice President/Investments                       Bradley L. Stofferahn
Second Vice President/Investments                       Randall K. Waddell
Second Vice President/Investments                       Marcia E. Weiland
Second Vice President/Investments                       Tammy C. Wetterer
Second Vice President & Assistant Secretary             Edward P. Reiter
Assistant Secretary                                     L. Jude Clark
Assistant Secretary                                     Colleen S. Lyons
Assistant Secretary                                     Mary Ann Malinyak
Assistant Secretary                                     John F. Reesor
Assistant Secretary                                     Mary L. Schaefer
Assistant Secretary                                     Kimberly A. Scouller
Assistant Secretary                                     R. Michael Slaven
Product Compliance Officer                              James T. Bradley

DIRECTORS:
---------

I. Donald Britton                                       Brian H. Perry
Patricia A. Collins                                     John C. Prestwood, Jr.
Jeffrey H. Goldberger                                   David G. Rekoski
Susan E. Martin                                         Rosalie M. Smith
Thomas B. Nesspor                                       Craig D. Vermie



*The business address of each director and officer of First Providian Life and Health Insurance Company is 520 Columbia Drive, Johnson City, New York 13790; 20 Moores Road, Frazer, Pennsylvania 19355; 400 West Market Street, Louisville, Kentucky 40202 or 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499.

Item 26. Persons controlled by or Under Common Control with the Depositor or Registrant.

      The Depositor, First Providian Life and Health Insurance Company
("First Providian"), is directly and indirectly wholly owned by AEGON USA, INC. which is indirectly wholly owned by AEGON n.v. The Registrant is a segregated asset account of First Providian.

          The following chart indicates the persons controlled by or under common control with First Providian:


                                               Jurisdiction of      Percent of Voting
Name                                           Incorporation        Securities Owned         Business
----                                           ----------------     ----------------         --------
AEGON N.V.                                     Netherlands          53.63% of Vereniging     Holding company
                                               Corporation          AEGON Netherlands
                                                                    Membership Association

Groninger Financieringen B.V.                  Netherlands          100% of AEGON N.V.       Holding company
                                               Corporation          Netherlands Corporation

AEGON Netherland N.V.                          Netherlands          100% of AEGON N.V.       Holding company
                                               Corporation          Netherlands Corporation  Netherlands Corporation

AEGON Nevak Holding B.V.                       Netherlands          100% of AEGON N.V.       Holding company
                                               Corporation          Netherlands Corporation  Netherlands Corporation

AEGON International N.V.                       Netherlands          100% of AEGON N.V.       Holding company
                                               Corporation          Netherlands Corporation  Netherlands Corporation

Voting Trust                                                        Delaware                 Voting Trust
Trustees:
K.J. Storm
Donald J. Shepard
H.B. Van Wijk
Dennis Hersch

AEGON U.S. Holding                             Delaware             100% of Voting Trust     Holding company
Corporation

Short Hills Management                         New Jersey           100% of AEGON U.S.       Holding company
Company                                                             Holding Corporation

CORPA Reinsurance                              New York             100% of AEGON U.S.       Holding company
Company                                                             Holding Corporation

AEGON Management                               Indiana              100% of AEGON U.S.       Holding company
Company                                                             Holding Corporation

RCC North America Inc.                         Delaware             100% of AEGON U.S.       Holding company
                                                                    Holding Corporation

AEGON USA, Inc.                                Iowa                 100% AEGON U.S.          Holding company
                                                                    Holding Corporation

AUSA Holding Company                           Maryland             100% AEGON USA, Inc.     Holding company

Monumental General Insurance                   Maryland             100% AUSA Holding Co.    Holding company
Group, Inc.

Trip Mate Insurance Agency, Inc.               Kansas               100% Monumental General  Sale/admin. of travel
                                                                    Insurance Group, Inc.    Insurance


                                         Jurisdiction of   Percent of Voting
Name                                     Incorporation     Securities Owned                   Business
----                                     ---------------   -----------------                  --------
USP Real Estate Investment Trust         Iowa              21.89% First AUSA Life Ins. Co.    Real estate investment trust
                                                           13.11% PFL Life Ins. Co.
                                                           4.86%  Bankers United Life
                                                           Assurance Co.

Cedar Income Fund, Ltd.                  Iowa              16.73% PFL Life Ins. Co.           Real estate investment trust
                                                           3.77%  Bankers United Life
                                                                  Assurance Company
                                                           3.38%  Life Investors Co. of America
                                                           1.97%  AEGON USA Realty Advisors, Inc.
                                                           .18%   First AUSA Life Ins. Co.

RCC Properties Limited Partnership       Iowa              AEGON USA Realty Advisors,         Limited Partnership
                                                           Inc. is General Partner and 5%
                                                           owner.

AUSA Financial Markets, Inc.             Iowa              100% AUSA Holding Co.              Marketing

Endeavor Investment Advisors             California        49.9% AUSA Financial               General Partnership
                                                           Markets, Inc.

Universal Benefits Corporation           Iowa              100% AUSA Holding Co.              Third party administrator

Investors Warranty of America, Inc.      Iowa              100% AUSA Holding Co.              Provider of automobile
                                                                                              extended maintenance
                                                                                              contracts

Massachusetts Fidelity Trust Co.         Iowa              100% AUSA Holding Co.              Trust company

Money Services, Inc.                     Delaware          100% AUSA Holding Co.              Provides financial counseling
                                                                                              for employees and agents of
                                                                                              affiliated companies

Zahorik Company, Inc.                    California        100% AUSA Holding Co.              Broker-Dealer

ZCI, Inc.                                Alabama           100% Zahorik Company, Inc.         Insurance agency

AEGON Asset Management Services, Inc.    Delaware          100% AUSA Holding Co.              Registered investment advisor

Intersecurities, Inc.                    Delaware          100% AUSA Holding Co.              Broker-Dealer

ISI Insurance Agency, Inc.               California        100% Intersecurities, Inc.         Insurance agency

ISI Insurance Agency of Ohio, Inc.       Ohio              100% ISI Insurance Agency, Inc.    Insurance agency

ISI Insurance Agency of Texas, Inc.      Texas             100% ISI Insurance Agency, Inc.    Insurance agency

ISI Insurance Agency of                  Massachusetts     100% ISI Insurance Agency Inc.     Insurance Agency
Massachusetts, Inc.

                                         Jurisdiction of   Percent of Voting
Name                                     Incorporation     Securities Owned                   Business
----                                     ---------------   -----------------                  --------
USP Real Estate Investment Trust         Iowa              21.89% First AUSA Life Ins. Co.    Real estate investment trust
                                                           13.11% PFL Life Ins. Co.
                                                           4.86%  Bankers United Life
                                                                  Assurance Co.

Cedar Income Fund, Ltd.                  Iowa              16.73% PFL Life Ins. Co.           Real estate investment trust
                                                           3.77%  Bankers United Life
                                                                  Assurance Company
                                                           3.38%  Life Investors Co. of
                                                                  America
                                                           1.97%  AEGON USA Realty Advisors,
                                                                  Inc.
                                                           .18%   First AUSA Life Ins. Co.

RCC Properties Limited Partnership       Iowa              AEGON USA Realty Advisors,         Limited Partnership
                                                           Inc. is General Partner and 5%
                                                           owner.

AUSA Financial Markets, Inc.             Iowa              100% AUSA Holding Co.              Marketing

Endeavor Investment Advisors             California        49.9% AUSA Financial               General Partnership
                                                           Markets, Inc.

Universal Benefits Corporation           Iowa              100% AUSA Holding Co.              Third party administrator

Investors Warranty of America, Inc.      Iowa              100% AUSA Holding Co.              Provider of automobile
                                                                                              extended maintenance
                                                                                              contracts

Massachusetts Fidelity Trust Co.         Iowa              100% AUSA Holding Co.              Trust company

Money Services, Inc.                     Delaware          100% AUSA Holding Co.              Provides financial counseling
                                                                                              for employees and agents of
                                                                                              affiliated companies

Zahorik Company, Inc.                    California        100% AUSA Holding Co.              Broker-Dealer

ZCI, Inc.                                Alabama           100% Zahorik Company, Inc.         Insurance agency

AEGON Asset Management Services, Inc.    Delaware          100% AUSA Holding Co.              Registered investment advisor

Intersecurities, Inc.                    Delaware          100% AUSA Holding Co.              Broker-Dealer

ISI Insurance Agency, Inc.               California        100% Intersecurities, Inc.         Insurance agency

ISI Insurance Agency of Ohio, Inc.       Ohio              100% ISI Insurance Agency, Inc.    Insurance agency

ISI Insurance Agency of Texas, Inc.      Texas             100% ISI Insurance Agency, Inc.    Insurance agency

ISI Insurance Agency of                  Massachusetts     100% ISI Insurance Agency Inc.     Insurance Agency
Massachusetts, Inc.

                                         Jurisdiction of   Percent of Voting
Name                                     Incorporation     Securities Owned                Business
----                                     ---------------   -----------------               --------
Associated Mariner Financial Group, Inc. Michigan          100% Intersecurities, Inc.      Holding co./management services

Mariner Financial Services, Inc.         Michigan          100% Associated Mariner         Broker/Dealer
                                                           Financial Group, Inc.

Mariner Planning Corporation             Michigan          100% Mariner Financial          Financial planning
                                                           Services, Inc.

Associated Mariner Agency, Inc.          Michigan          100% Associated Mariner         Insurance agency
                                                           Financial Group, Inc.

Associated Mariner Agency                Hawaii            100% Associated Mariner         Insurance agency
of Hawaii, Inc.                                            Agency, Inc.

Associated Mariner Ins. Agency           Massachusetts     100% Associated Mariner         Insurance agency
of Massachusetts, Inc.                                     Agency, Inc.

Associated Mariner Agency Ohio, Inc.     Ohio              100% Associated Mariner         Insurance agency
                                                           Agency, Inc.

Associated Mariner Agency Texas, Inc.    Texas             100% Associated Mariner         Insurance agency
                                                           Agency, Inc.

Associated Mariner Agency                New Mexico        100% Associated Mariner         Insurance agency
New Mexico, Inc.                                           Agency, Inc.

Mariner Mortgage Corp.                   Michigan          100% Associated Mariner         Mortgage origination
                                                           Financial Group, Inc.

Idex Investor Services, Inc.             Florida           100% AUSA Holding Co.           Shareholder services

Idex Management, Inc.                    Delaware          50% AUSA Holding Co.            Investment advisor
                                                           50% Janus Capital Corp.

IDEX II Series Fund                      Massachusetts     Various                         Mutual fund

IDEX Fund                                Massachusetts     Various                         Mutual fund

IDEX Fund 3                              Massachusetts     Various                         Mutual fund

First AUSA Life Insurance Company        Maryland          100% AEGON USA, Inc.            Insurance holding company

AUSA Life Insurance Company, Inc.        New York          100% First AUSA Life            Insurance
                                                           Insurance Company

Life Investors Insurance Company         Iowa              100% First AUSA Life Ins. Co.   Insurance
of America

Bankers United Life Assurance Company    Iowa              100% Life Investors Ins.        Insurance
                                                           Company of America

                                         Jurisdiction of   Percent of Voting
Name                                     Incorporation     Securities Owned                Business
----                                     ---------------   -----------------               --------
Life Investors Agency Group, Inc.        Iowa              100% Life Investors Ins.        Marketing
                                                           Company of America

PFL Life Insurance Company               Iowa              100% First AUSA Life Ins. Co.   Insurance

AEGON Financial Services Group, Inc.     Minnesota         100% PFL Life Insurance Co.     Marketing

AEGON Assignment Corporation             Kentucky          100% AEGON Financial Services   Administrator of structured
                                                           Group, Inc.                     settlements

Southwest Equity Life Ins. Co.           Arizona           100% of Common Voting Stock     Insurance
                                                           First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance Co.         Arizona           100% of Common Voting Stock     Insurance
                                                           First AUSA Life Ins. Co.

Western Reserve Life Assurance Co.       Ohio              100% First AUSA Life Ins. Co.   Insurance
of Ohio

WRL Series Fund, Inc.                    Maryland          Various                         Mutual fund

WRL Investment Services, Inc.            Florida           100% Western Reserve Life       Provides administration for
                                                           Assurance Co. of Ohio           affiliated mutual fund

WRL Investment Management, Inc.          Florida           100% Western Reserve Life       Registered investment advisor
                                                           Assurance Co. of Ohio

Monumental Life Insurance Co.            Maryland          100% First AUSA Life Ins. Co.   Insurance

AEGON Special Markets Group, Inc.        Maryland          100% Monumental Life Ins. Co.   Marketing

Monumental General Casualty Co.          Maryland          100% First AUSA Life Ins. Co.   Insurance

United Financial Services, Inc.          Maryland          100% First AUSA Life Ins. Co.   General agency

Bankers Financial Life Ins. Co.          Arizona           100% First AUSA Life Ins. Co.   Insurance

The Whitestone Corporation               Maryland          100% First AUSA Life Ins. Co.   Insurance agency

Cadet Holding Corp.                      Iowa              100% First AUSA Life            Holding company
                                                           Insurance Company

Commonwealth General Corporation         Delaware          100% AEGON USA, Inc.            Holding company
("CGC")

PB Series Trust                          Massachusetts     N/A                             Mutual fund

Monumental Agency Group, Inc.            Kentucky          100% CGC                        Provider of srvcs. to ins. cos.

Benefit Plans, Inc.                      Delaware          100% CGC                        TPA for Peoples Security Life
                                                                                           Insurance Company

                                        Jurisdiction of            Percent of Voting
Name                                    Incorporation              Securities Owned                   Business
----                                    ---------------            -----------------                  --------
Durco Agency, Inc.                      Virginia                   100% Benefit Plans, Inc.           General agent

Commonwealth General                    Kentucky                   100% CGC                           Administrator of structured
Assignment Corporation                                                                                settlements

Providian Financial Services, Inc.      Pennsylvania               100% CGC                           Financial services

AFSG Securities Corporation             Pennsylvania               100% CGC                           Broker-Dealer

PB Investment Advisors, Inc.            Delaware                   100% CGC                           Registered investment advisor

Diversified Financial Products Inc.     Delaware                   100% CGC                           Provider of investment,
                                                                                                      marketing and admin.
                                                                                                      services to ins. cos.

AEGON USA Real Estate                   Delaware                   100% Diversified Financial         Real estate and mortgage
Services, Inc.                                                     Products Inc.                      holding company

Capital Real Estate                     Delaware                   100% CGC                           Furniture and equipment lessor
Development Corporation

Capital General Development             Delaware                   100% CGC                           Holding company
Corporation

Commonwealth Life                       Kentucky                   100% Capital General               Insurance company
Insurance Company                                                  Development Corporation

Agency Holding I, Inc.                  Delaware                   100% Commonwealth Life             Investment subsidiary
                                                                   Insurance Company

Agency Investments I, Inc.              Delaware                   100% Agency Holding I, Inc.        Investment subsidiary

Peoples Security Life                   North Carolina             100% Capital General               Insurance company
Insurance Company                                                  Development Corporation

Ammest Realty Corporation               Texas                      100% Peoples Security Life         Special purpose subsidiary
                                                                   Insurance Company

Agency Holding II, Inc.                 Delaware                   100% Peoples Security Life         Investment subsidiary
                                                                   Insurance Company

Agency Investments II, Inc.             Delaware                   100% Agency Holding II, Inc.       Investment subsidiary

Agency Holding III, Inc.                Delaware                   100% Peoples Security Life         Investment subsidiary
                                                                   Insurance Company

Agency Investments III, Inc.            Delaware                   100% Agency Holding III, Inc.      Investment subsidiary

                                        Jurisdiction of            Percent of Voting
Name                                    Incorporation              Securities Owned                   Business
----                                    ---------------            -----------------                  --------
JMH Operating Company, Inc.             Mississippi                100% Peoples Security Life         Real estate holdings
                                                                   Insurance Company

Capital Security Life Ins. Co.          North Carolina             100% Capital General               Insurance company
                                                                   Development Corporation

Independence Automobile                 Florida                    100% Capital Security              Automobile Club
Association, Inc.                                                  Life Insurance Company

Independence Automobile                 Georgia                    100% Capital Security              Automobile Club
Club, Inc.                                                         Life Insurance Company

Capital 200 Block Corporation           Delaware                   100% CGC                           Real estate holdings

Capital Broadway Corporation            Kentucky                   100% CGC                           Real estate holdings

Southlife, Inc.                         Tennessee                  100% CGC                           Investment subsidiary

Ampac Insurance Agency, Inc.            Pennsylvania               100% CGC                           Provider of management
(EIN 23-1720755)                                                                                      support services

National Home Life Corporation          Pennsylvania               100% Ampac Insurance               Special-purpose subsidiary
                                                                   Agency, Inc.

Compass Rose Development                Pennsylvania               100% Ampac Insurance               Special-purpose subsidiary
Corporation                                                        Agency, Inc.

Association Consultants, Inc.           Illinois                   100% Ampac Insurance               TPA license-holder
                                                                   Agency, Inc.

Valley Forge Associates, Inc.           Pennsylvania               100% Ampac Insurance               Furniture & equipment lessor
                                                                   Agency, Inc.

Veterans Benefits Plans, Inc.           Pennsylvania               100% Ampac Insurance               Administrator of group
                                                                   Agency, Inc.                       insurance programs

Veterans Insurance Services, Inc.       Delaware                   100% Ampac Insurance               Special-purpose subsidiary
                                                                   Agency, Inc.

Financial Planning Services, Inc.       Dist. Columbia             100% Ampac Insurance               Special-purpose subsidiary
                                                                   Agency, Inc.

Providian Auto and Home                 Missouri                   100% CGC                           Insurance company
Insurance Company

Academy Insurance Group, Inc.           Delaware                   100% CGC                           Holding company


                                     Jurisdiction of                Percent of Voting
Name                                 Incorporation                  Securities Owned                    Business
----                                 ----------------               -----------------                   --------
Academy Life Insurance Co.           Missouri                       100% Academy Insurance              Insurance company
                                                                    Group, Inc.

Pension Life Insurance               New Jersey                     100% Academy Insurance              Insurance company
Company of America                                                  Group, Inc.

Academy Services, Inc.               Delaware                       100% Academy Insurance              Special-purpose subsidiary
                                                                    Group, Inc.

Ammest Development Corp. Inc.        Kansas                         100% Academy Insurance              Special-purpose subsidiary
                                                                    Group, Inc.

Ammest Insurance Agency, Inc.        California                     100% Academy Insurance              General agent
                                                                    Group, Inc.

Ammest Massachusetts                 Massachusetts                  100% Academy Insurance              Special-purpose subsidiary
Insurance Agency, Inc.                                              Group, Inc.

Ammest Realty, Inc.                  Pennsylvania                   100% Academy Insurance              Special-purpose subsidiary
                                                                    Group, Inc.

Ampac, Inc.                          Texas                          100% Academy Insurance              Managing general agent
                                                                    Group, Inc.

Ampac Insurance Agency, Inc.         Pennsylvania                   100% Academy Insurance              Special-purpose subsidiary
(EIN 23-2364438)                                                    Group, Inc.

Data/Mark Services, Inc.             Delaware                       100% Academy Insurance              Provider of mgmt. services
                                                                    Group, Inc.

Force Financial Group, Inc.          Delaware                       100% Academy Insurance              Special-purpose subsidiary
                                                                    Group, Inc.

Force Financial Services, Inc.       Massachusetts                  100% Force Fin. Group, Inc.         Special-purpose subsidiary

Military Associates, Inc.            Pennsylvania                   100% Academy Insurance              Special-purpose subsidiary
                                                                    Group, Inc.

NCOA Motor Club, Inc.                Georgia                        100% Academy Insurance              Automobile club
                                                                    Group, Inc.

NCOAA Management Company             Texas                          100% Academy Insurance              Special-purpose subsidiary
                                                                    Group, Inc.

Unicom Administrative                Pennsylvania                   100% Academy Insurance              Provider of admin. services
Services, Inc.                                                      Group, Inc.

Unicom Administrative                Germany                        100% Unicom Administrative          Provider of admin. services
Services, GmbH                                                      Services, Inc.


                                     Jurisdiction of                Percent of Voting
Name                                 Incorporation                  Securities Owned                    Business
----                                 ----------------               -----------------                   --------
Providian Property and Casualty      Kentucky                       100% Providian Auto and              Insurance company
Insurance Company                                                   Home Insurance Company

Providian Fire Insurance Co.         Kentucky                       100% Providian Property              Insurance company
                                                                    and Casualty Insurance Co.

Capital Liberty, L.P.                Delaware                       79.2% Commonwealth Life              Holding Company
                                                                    Insurance Company
                                                                    19.8% Peoples Security Life
                                                                    Insurance Company
                                                                    1% CGC

Commonwealth General LLC             Turks &                        100% CGC                             Special-purpose subsidiary
                                     Caicos Islands

Providian Life and Health            Missouri                       3.7% CGC                             Insurance company
Insurance Company                                                   15.3% Peoples Security Life
                                                                    Insurance Company
                                                                    20% Capital Liberty, L.P.
                                                                    61% Commonwealth Life
                                                                    Insurance Company

Veterans Life Insurance Co.          Illinois                       100% Providian Life and              Insurance company
                                                                    Health Insurance Company

Peoples Benefit Services, Inc.       Pennsylvania                   100% Veterans Life Ins. Co.          Special-purpose subsidiary

First Providian Life and             New York                       100% Veterans Life Ins. Co.          Insurance Company
Health Insurance Company

Item 27.  Number of Contract Owners

          As of February 28, 1998, there were three Contract Owners of the Providian Marquee Variable Annuity.

Item 28.  Indemnification.

          Item 28 is incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement of First Providian Life and Health Insurance Company, File No. 33-94210.

Item 29.  Principal Underwriters

     (a) AFSG Securities Corporation ("AFSG"), which serves as the principal underwriter for the variable annuity contracts funded by Separate Account C, also serves as the principal underwriter for variable life insurance policies funded by Separate Account I and variable annuity contracts funded by Separate Account II and Separate Account V of Providian Life and Health Insurance Company. In addition, AFSG serves as principal underwriter for variable annuity contracts funded by PFL Life Variable Annuity Account A, PFL Endeavor VA Separate Account, PFL Wright Variable Annuity Account and PFL Retirement Builder Variable Annuity Account of PFL Life Insurance Company of AUSA Endeavor Variable Annuity Account of AUSA Life Insurance Company, Inc.

     (b)  Directors and Officers

                                                Positions and Officers
          Name                                     with Underwriter
          ----                                  ----------------------

          Lorri E. Mehaffy                      President and Director
          Harvey E. Willis                      Vice President and Secretary
          Kimberly A. Schouller                 Vice President and Chief
                                                Compliance Officer

          Michael F. Lane                       Vice President
          Debra C. Cubero                       Vice President
          Larry N. Norman                       Vice President and Director
          Anne M. Spaes                         Vice President

          Sarah J. Strange                      Vice President and Director
          Michael G. Ayers                      Controller and Treasurer

Item 30.  Location of Accounts and Records

     The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained in the physical possession of First Providian Life and Health Insurance Company at its administrative offices at 520 Columbia Drive, Johnson City, New York 13790.

Item 31.  Management Services

          All management contracts are discussed in Part A or Part B.

Item 32.  Undertakings



     (a) First Providian Life and Health Insurance Company represents that the fees and charges deducted under the contract described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by First Providian Life and Health Insurance Company.

                                  SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, First Providian Life and Health Insurance Company Separate Account C, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf in the County of Jefferson Commonwealth of Kentucky on the 30th day of April, 1998.

                                FIRST PROVIDIAN LIFE AND HEALTH INSURANCE

                                COMPANY SEPARATE ACCOUNT C (REGISTRANT)

                                By: First Providian Life and Health Insurance
                                    Company

                                By: /s/ David G. Rekoski*
                                    -------------------------------------
                                        David G. Rekoski
                                        President

                                FIRST PROVIDIAN LIFE AND HEALTH INSURANCE
                                COMPANY (DEPOSITOR)

                                By: /s/ David G. Rekoski*
                                    -------------------------------------
                                        President

                               *By: /s/ R. Michael Slaven
                                    -------------------------------------
                                        R. Michael Slaven
                                        Attorney-in-Fact

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed by the following persons in the capacities and on the dates indicated.


SIGNATURE                            TITLE                             DATE
---------                            -----                             ----
David G. Rekoski*          Director and President                 April 30, 1998
----------------------
David G. Rekoski


Martha A. McConnell*       Treasurer (Chief Accounting            April 30, 1998
----------------------     Officer)
Martha A. McConnell


Susan E. Martin*           Director, Vice President,              April 30, 1998
----------------------     Secretary and
Susan E. Martin            Assoc. General Counsel


I. Donald Britton*         Director                               April 30, 1998
----------------------
I. Donald Britton


Patricia A. Collins*       Director                               April 30, 1998
----------------------
Patricia A. Collins


Jeffrey H. Goldberger*     Director                               April 30, 1998
----------------------
Jeffrey H. Goldberger


Brian H. Perry*            Director                               April 30, 1998
----------------------
Brian H. Perry


Craig D. Vermie*           Director                               April 30, 1998
----------------------
Craig D. Vermie


Rosalie M. Smith*          Director, Vice President and           April 30, 1998
----------------------     Consumer Services Officer
Rosalie M. Smith


Thomas B. Nesspor*         Director and Vice President            April 30, 1998
----------------------
Thomas B. Nesspor


John C. Prestwood Jr.*     Director, Vice President               April 30, 1998
----------------------     and Actuary
John C. Prestwood Jr.

* By: /s/ R. Michael Slaven
      ----------------------
          R. Michael Slaven
          Attorney-in-Fact

                              SEPARATE ACCOUNT C
                      PROVIDIAN MARQUEE VARIABLE ANNUITY



EXHIBIT 9(a)        OPINION AND CONSENT OF COUNSEL

EXHIBIT 9(b)        CONSENT OF COUNSEL

EXHIBIT 10          CONSENT OF INDEPENDENT AUDITORS